UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21780

MFS SERIES TRUST XII

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: April 30

Date of reporting period: October 31, 2013*

*	This Form N-CSR pertains to the following series of the Registrant: MFS Lifetime Retirement Income Fund, MFS Lifetime 2010 Fund, MFS Lifetime 2015 Fund, MFS Lifetime 2020 Fund, MFS Lifetime 2025 Fund, MFS Lifetime 2030 Fund, MFS Lifetime 2035 Fund, MFS Lifetime 2040 Fund, MFS Lifetime 2045 Fund, MFS Lifetime 2050 Fund, and MFS Lifetime 2055 Fund. The remaining series of the Registrant has a fiscal year end of October 31.

ITEM 1.	REPORTS TO STOCKHOLDERS.

SEMIANNUAL REPORT

October 31, 2013

MFS® LIFETIME® FUNDS

MFS® Lifetime® Retirement Income Fund

MFS® Lifetime® 2010 Fund

MFS® Lifetime® 2015 Fund

MFS® Lifetime® 2020 Fund

MFS® Lifetime® 2025 Fund

MFS® Lifetime® 2030 Fund

MFS® Lifetime® 2035 Fund

MFS® Lifetime® 2040 Fund

MFS® Lifetime® 2045 Fund

MFS® Lifetime® 2050 Fund

MFS® Lifetime® 2055 Fund

LTF-SEM

MFS® LIFETIME FUNDS

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholders:

The global economy is trending toward growth again despite risks created by the U.S. government’s gridlock. The eurozone has emerged from its 18-month-long recession. However, unemployment in the region persists at historically high levels. The U.K. economy is on the rebound. China’s economic gauges are improving and point toward expansion. And Japan’s aggressive program of monetary easing is showing signs of success.

The U.S. Federal Reserve’s expected tapering of its bond-buying stimulus program — telegraphed in the spring and delayed in September — has weighed on global markets. Emerging markets have borne much of the brunt, with currency values dropping and nervous investors seeking safety elsewhere. The greatest threat to global economic recovery now appears to be related to the U.S. government’s impasse. While the tensions surrounding the 16-day government shutdown and potential U.S. debt default have dissipated, another round of potential gridlock lies ahead early in 2014, with the next U.S. budget and debt ceiling deadlines.

As always, managing risk in the face of uncertainty remains a top priority for investors. At MFS®, our uniquely collaborative investment process employs integrated, global research and active risk management. Our global team of investment professionals shares ideas and evaluates opportunities across continents, investment disciplines and asset classes — all with a goal of building better insights, and ultimately better results, for our clients.

We are mindful of the many economic challenges investors face, and believe it is more important than ever to maintain a long-term view and employ time-tested principles, such as asset allocation and diversification. We remain confident that our unique approach can serve investors well as they work with their financial advisors to identify and pursue the most suitable opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

December 16, 2013

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

MFS Lifetime Retirement Income Fund

Portfolio actual allocation

Portfolio holdings
MFS Research Bond Fund	22.0%
MFS Limited Maturity Fund	19.9%
MFS Government Securities Fund	10.0%
MFS Inflation-Adjusted Bond Fund	10.0%
MFS Global Bond Fund	5.0%
MFS Value Fund	4.1%
MFS Growth Fund	4.0%
MFS Research Fund	4.0%
MFS Mid Cap Value Fund	3.0%
MFS High Income Fund	3.0%
MFS Mid Cap Growth Fund	3.0%
MFS Research International Fund	3.0%
MFS Absolute Return Fund	2.0%
MFS New Discovery Value Fund	1.0%
MFS Emerging Markets Debt Fund	1.0%
MFS International Value Fund	1.0%
MFS International Growth Fund	1.0%
MFS New Discovery Fund	1.0%
MFS Global Real Estate Fund	1.0%
MFS Commodity Strategy Fund	0.9%
Cash & Other Net Assets	0.1%

Portfolio target allocation

Percentages are based on net assets as of 10/31/13.

The portfolio is actively managed and current holdings may be different.

Portfolio Composition – continued

MFS Lifetime 2010 Fund

Portfolio actual allocation

Portfolio holdings
MFS Research Bond Fund	22.0%
MFS Limited Maturity Fund	20.0%
MFS Government Securities Fund	10.0%
MFS Inflation-Adjusted Bond Fund	9.9%
MFS Global Bond Fund	5.0%
MFS Growth Fund	4.0%
MFS Value Fund	4.0%
MFS Research Fund	3.9%
MFS High Income Fund	3.0%
MFS Mid Cap Value Fund	3.0%
MFS Mid Cap Growth Fund	3.0%
MFS Research International Fund	3.0%
MFS Absolute Return Fund	2.0%
MFS Emerging Markets Debt Fund	1.0%
MFS New Discovery Fund	1.0%
MFS International Value Fund	1.0%
MFS New Discovery Value Fund	1.0%
MFS Global Real Estate Fund	1.0%
MFS International Growth Fund	1.0%
MFS Commodity Strategy Fund	1.0%
Cash & Other Net Assets	0.2%

Portfolio target allocation

Percentages are based on net assets as of 10/31/13.

The portfolio is actively managed and current holdings may be different.

Portfolio Composition – continued

MFS Lifetime 2015 Fund

Portfolio actual allocation

Portfolio holdings
MFS Research Bond Fund	20.0%
MFS Limited Maturity Fund	16.0%
MFS Government Securities Fund	10.0%
MFS Inflation-Adjusted Bond Fund	9.9%
MFS Global Bond Fund	5.0%
MFS Value Fund	4.8%
MFS Growth Fund	4.8%
MFS Research Fund	4.8%
MFS High Income Fund	3.8%
MFS Mid Cap Value Fund	3.4%
MFS Mid Cap Growth Fund	3.4%
MFS Research International Fund	3.4%
MFS Absolute Return Fund	2.0%
MFS Emerging Markets Debt Fund	1.8%
MFS International Value Fund	1.4%
MFS International Growth Fund	1.4%
MFS New Discovery Value Fund	1.0%
MFS Global Real Estate Fund	1.0%
MFS New Discovery Fund	1.0%
MFS Commodity Strategy Fund	1.0%
Cash & Other Net Assets	0.1%

Portfolio target allocation

Percentages are based on net assets as of 10/31/13.

The portfolio is actively managed and current holdings may be different.

Portfolio Composition – continued

MFS Lifetime 2020 Fund

Portfolio actual allocation

Portfolio holdings
MFS Research Bond Fund	15.1%
MFS Government Securities Fund	10.0%
MFS Inflation-Adjusted Bond Fund	8.0%
MFS Value Fund	6.9%
MFS Growth Fund	6.8%
MFS Research Fund	6.8%
MFS Limited Maturity Fund	6.1%
MFS Mid Cap Value Fund	5.2%
MFS Mid Cap Growth Fund	5.2%
MFS High Income Fund	5.0%
MFS Global Bond Fund	5.0%
MFS Research International Fund	4.7%
MFS Emerging Markets Debt Fund	3.0%
MFS International Value Fund	2.4%
MFS International Growth Fund	2.4%
MFS Commodity Strategy Fund	1.7%
MFS Absolute Return Fund	1.6%
MFS Global Real Estate Fund	1.4%
MFS New Discovery Value Fund	1.2%
MFS New Discovery Fund	1.2%
MFS International New Discovery Fund	0.4%
Cash & Other Net Assets	(0.1)%

Portfolio target allocation

From time to time “Cash & Other Net Assets” may be negative due to timing of cash receipts.

Percentages are based on net assets as of 10/31/13.

The portfolio is actively managed and current holdings may be different.

Portfolio Composition – continued

MFS Lifetime 2025 Fund

Portfolio actual allocation

Portfolio holdings
MFS Value Fund	9.2%
MFS Growth Fund	9.2%
MFS Research Bond Fund	8.5%
MFS Research Fund	8.0%
MFS Mid Cap Value Fund	7.8%
MFS Mid Cap Growth Fund	7.7%
MFS Research International Fund	6.4%
MFS Government Securities Fund	6.2%
MFS High Income Fund	5.0%
MFS Inflation-Adjusted Bond Fund	5.0%
MFS Global Bond Fund	4.6%
MFS International Value Fund	3.8%
MFS International Growth Fund	3.7%
MFS Commodity Strategy Fund	3.3%
MFS Emerging Markets Debt Fund	3.0%
MFS Global Real Estate Fund	2.4%
MFS New Discovery Value Fund	1.7%
MFS New Discovery Fund	1.7%
MFS International New Discovery Fund	1.4%
MFS Absolute Return Fund	1.0%
MFS Emerging Markets Equity Fund	0.4%
Cash & Other Net Assets (o)	0.0%

Portfolio target allocation

(o)	Less than 0.1%.

Percentages are based on net assets as of 10/31/13.

The portfolio is actively managed and current holdings may be different.

Portfolio Composition – continued

MFS Lifetime 2030 Fund

Portfolio actual allocation

Portfolio holdings
MFS Value Fund	11.3%
MFS Growth Fund	11.2%
MFS Mid Cap Value Fund	9.2%
MFS Mid Cap Growth Fund	9.2%
MFS Research Fund	8.0%
MFS Research International Fund	7.2%
MFS International Value Fund	5.4%
MFS International Growth Fund	5.3%
MFS Inflation-Adjusted Bond Fund	4.5%
MFS Commodity Strategy Fund	4.1%
MFS High Income Fund	4.1%
MFS Global Real Estate Fund	3.4%
MFS Global Bond Fund	3.2%
MFS Research Bond Fund	2.9%
MFS Emerging Markets Debt Fund	2.5%
MFS International New Discovery Fund	2.4%
MFS New Discovery Value Fund	2.1%
MFS New Discovery Fund	2.1%
MFS Emerging Markets Equity Fund	1.2%
MFS Absolute Return Fund	0.8%
Cash & Other Net Assets	(0.1)%

Portfolio target allocation

From time to time “Cash & Other Net Assets” may be negative due to timing of cash receipts.

Percentages are based on net assets as of 10/31/13.

The portfolio is actively managed and current holdings may be different.

Portfolio Composition – continued

MFS Lifetime 2035 Fund

Portfolio actual allocation

Portfolio holdings
MFS Value Fund	11.7%
MFS Growth Fund	11.7%
MFS Mid Cap Value Fund	9.7%
MFS Mid Cap Growth Fund	9.7%
MFS Research Fund	8.0%
MFS Research International Fund	7.7%
MFS International Value Fund	6.4%
MFS International Growth Fund	6.3%
MFS Commodity Strategy Fund	4.7%
MFS Global Real Estate Fund	4.4%
MFS International New Discovery Fund	3.4%
MFS Inflation-Adjusted Bond Fund	3.3%
MFS Research Bond Fund	2.7%
MFS New Discovery Value Fund	2.4%
MFS New Discovery Fund	2.3%
MFS Emerging Markets Equity Fund	1.7%
MFS High Income Fund	1.5%
MFS Global Bond Fund	1.2%
MFS Emerging Markets Debt Fund	0.9%
MFS Absolute Return Fund	0.3%
Cash & Other Net Assets (o)	0.0%

Portfolio target allocation

(o)	Less than 0.1%.

Percentages are based on net assets as of 10/31/13.

The portfolio is actively managed and current holdings may be different.

Portfolio Composition – continued

MFS Lifetime 2040 Fund

Portfolio actual allocation

Portfolio holdings
MFS Value Fund	12.0%
MFS Growth Fund	12.0%
MFS Mid Cap Value Fund	10.1%
MFS Mid Cap Growth Fund	10.0%
MFS Research Fund	8.0%
MFS Research International Fund	8.0%
MFS International Value Fund	7.0%
MFS International Growth Fund	7.0%
MFS Commodity Strategy Fund	5.0%
MFS Global Real Estate Fund	4.9%
MFS International New Discovery Fund	4.0%
MFS Research Bond Fund	2.5%
MFS Inflation-Adjusted Bond Fund	2.5%
MFS New Discovery Value Fund	2.5%
MFS New Discovery Fund	2.5%
MFS Emerging Markets Equity Fund	2.0%
Cash & Other Net Assets (o)	0.0%

Portfolio target allocation

(o)	Less than 0.1%.

Percentages are based on net assets as of 10/31/13.

The portfolio is actively managed and current holdings may be different.

Portfolio Composition – continued

MFS Lifetime 2045 Fund

Portfolio actual allocation

Portfolio holdings
MFS Value Fund	12.0%
MFS Growth Fund	12.0%
MFS Mid Cap Value Fund	10.0%
MFS Mid Cap Growth Fund	10.0%
MFS Research Fund	8.0%
MFS Research International Fund	7.9%
MFS International Value Fund	7.0%
MFS International Growth Fund	7.0%
MFS Commodity Strategy Fund	5.0%
MFS Global Real Estate Fund	5.0%
MFS International New Discovery Fund	4.0%
MFS Research Bond Fund	2.5%
MFS Inflation-Adjusted Bond Fund	2.5%
MFS New Discovery Value Fund	2.5%
MFS New Discovery Fund	2.5%
MFS Emerging Markets Equity Fund	2.0%
Cash & Other Net Assets	0.1%

Portfolio target allocation

Percentages are based on net assets as of 10/31/13.

The portfolio is actively managed and current holdings may be different.

Portfolio Composition – continued

MFS Lifetime 2050 Fund

Portfolio actual allocation

Portfolio holdings
MFS Value Fund	12.0%
MFS Growth Fund	12.0%
MFS Mid Cap Value Fund	10.0%
MFS Mid Cap Growth Fund	10.0%
MFS Research International Fund	8.0%
MFS Research Fund	8.0%
MFS International Value Fund	7.0%
MFS International Growth Fund	7.0%
MFS Commodity Strategy Fund	5.0%
MFS Global Real Estate Fund	5.0%
MFS International New Discovery Fund	4.0%
MFS Research Bond Fund	2.5%
MFS Inflation-Adjusted Bond Fund	2.5%
MFS New Discovery Value Fund	2.5%
MFS New Discovery Fund	2.5%
MFS Emerging Markets Equity Fund	2.0%
Cash & Other Net Assets (o)	0.0%

Portfolio target allocation

(o)	Less than 0.1%.

Percentages are based on net assets as of 10/31/13.

The portfolio is actively managed and current holdings may be different.

Portfolio Composition – continued

MFS Lifetime 2055 Fund

Portfolio actual allocation

Portfolio holdings
MFS Value Fund	11.8%
MFS Growth Fund	11.8%
MFS Mid Cap Value Fund	9.9%
MFS Mid Cap Growth Fund	9.9%
MFS Research Fund	7.9%
MFS Research International Fund	7.9%
MFS International Value Fund	6.9%
MFS International Growth Fund	6.9%
MFS Commodity Strategy Fund	5.0%
MFS Global Real Estate Fund	4.9%
MFS International New Discovery Fund	4.0%
MFS Research Bond Fund	2.5%
MFS Inflation-Adjusted Bond Fund	2.5%
MFS New Discovery Value Fund	2.5%
MFS New Discovery Fund	2.5%
MFS Emerging Markets Equity Fund	2.0%
Cash & Other Net Assets	1.1%

Portfolio target allocation

Percentages are based on net assets as of 10/31/13.

The portfolio is actively managed and current holdings may be different.

EXPENSE TABLES

Fund expenses borne by the shareholders during the period, May 1, 2013 through October 31, 2013

As a shareholder of the funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including distribution and service (12b-1) fees; and other fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the funds and to compare these costs with the ongoing costs of investing in other mutual funds.

In addition to the fees and expenses which each fund bears directly, each fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which each fund invests. Because the underlying funds have varied expenses and fee levels and each fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred indirectly by each fund will vary. If these transactional and indirect costs were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2013 through October 31, 2013.

Actual expenses

The first line for each share class in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line for each share class in the following tables provides information about hypothetical account values and hypothetical expenses based on each fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Tables – continued

MFS LIFETIME RETIREMENT INCOME FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 5/01/13	Ending Account Value 10/31/13	Expenses Paid During Period (p) 5/01/13-10/31/13
A	Actual	0.25%	$1,000.00	$1,013.47	$1.27
	Hypothetical (h)	0.25%	$1,000.00	$1,023.95	$1.28
B	Actual	1.00%	$1,000.00	$1,009.69	$5.07
	Hypothetical (h)	1.00%	$1,000.00	$1,020.16	$5.09
C	Actual	1.00%	$1,000.00	$1,009.69	$5.07
	Hypothetical (h)	1.00%	$1,000.00	$1,020.16	$5.09
I	Actual	0.00%	$1,000.00	$1,013.89	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.21	$0.00
R1	Actual	1.00%	$1,000.00	$1,009.68	$5.07
	Hypothetical (h)	1.00%	$1,000.00	$1,020.16	$5.09
R2	Actual	0.50%	$1,000.00	$1,012.20	$2.54
	Hypothetical (h)	0.50%	$1,000.00	$1,022.68	$2.55
R3	Actual	0.25%	$1,000.00	$1,013.47	$1.27
	Hypothetical (h)	0.25%	$1,000.00	$1,023.95	$1.28
R4	Actual	0.00%	$1,000.00	$1,013.89	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.21	$0.00

(h)	5% class return per year before expenses.
(p)	Expenses paid are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the funds bear directly, the funds indirectly bear a pro rata share of the fees and expenses of the underlying funds in which the funds invest. If these indirect costs were included, your costs would have been higher.

Expense Tables – continued

MFS LIFETIME 2010 FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 5/01/13	Ending Account Value 10/31/13	Expenses Paid During Period (p) 5/01/13-10/31/13
A	Actual	0.25%	$1,000.00	$1,013.33	$1.27
	Hypothetical (h)	0.25%	$1,000.00	$1,023.95	$1.28
B	Actual	1.00%	$1,000.00	$1,009.49	$5.07
	Hypothetical (h)	1.00%	$1,000.00	$1,020.16	$5.09
C	Actual	1.00%	$1,000.00	$1,009.59	$5.07
	Hypothetical (h)	1.00%	$1,000.00	$1,020.16	$5.09
I	Actual	0.00%	$1,000.00	$1,014.04	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.21	$0.00
R1	Actual	1.00%	$1,000.00	$1,009.59	$5.07
	Hypothetical (h)	1.00%	$1,000.00	$1,020.16	$5.09
R2	Actual	0.50%	$1,000.00	$1,011.86	$2.54
	Hypothetical (h)	0.50%	$1,000.00	$1,022.68	$2.55
R3	Actual	0.25%	$1,000.00	$1,013.31	$1.27
	Hypothetical (h)	0.25%	$1,000.00	$1,023.95	$1.28
R4	Actual	0.00%	$1,000.00	$1,014.84	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.21	$0.00

(h)	5% class return per year before expenses.
(p)	Expenses paid are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the funds bear directly, the funds indirectly bear a pro rata share of the fees and expenses of the underlying funds in which the funds invest. If these indirect costs were included, your costs would have been higher.

Expense Tables – continued

MFS LIFETIME 2015 FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 5/01/13	Ending Account Value 10/31/13	Expenses Paid During Period (p) 5/01/13-10/31/13
A	Actual	0.25%	$1,000.00	$1,019.14	$1.27
	Hypothetical (h)	0.25%	$1,000.00	$1,023.95	$1.28
B	Actual	1.00%	$1,000.00	$1,015.36	$5.08
	Hypothetical (h)	1.00%	$1,000.00	$1,020.16	$5.09
C	Actual	1.00%	$1,000.00	$1,015.36	$5.08
	Hypothetical (h)	1.00%	$1,000.00	$1,020.16	$5.09
I	Actual	0.00%	$1,000.00	$1,020.08	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.21	$0.00
R1	Actual	1.00%	$1,000.00	$1,015.36	$5.08
	Hypothetical (h)	1.00%	$1,000.00	$1,020.16	$5.09
R2	Actual	0.50%	$1,000.00	$1,017.24	$2.54
	Hypothetical (h)	0.50%	$1,000.00	$1,022.68	$2.55
R3	Actual	0.25%	$1,000.00	$1,019.16	$1.27
	Hypothetical (h)	0.25%	$1,000.00	$1,023.95	$1.28
R4	Actual	0.00%	$1,000.00	$1,020.10	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.21	$0.00

(h)	5% class return per year before expenses.
(p)	Expenses paid are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the funds bear directly, the funds indirectly bear a pro rata share of the fees and expenses of the underlying funds in which the funds invest. If these indirect costs were included, your costs would have been higher.

Expense Tables – continued

MFS LIFETIME 2020 FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 5/01/13	Ending Account Value 10/31/13	Expenses Paid During Period (p) 5/01/13-10/31/13
A	Actual	0.25%	$1,000.00	$1,036.83	$1.28
	Hypothetical (h)	0.25%	$1,000.00	$1,023.95	$1.28
B	Actual	1.00%	$1,000.00	$1,033.07	$5.12
	Hypothetical (h)	1.00%	$1,000.00	$1,020.16	$5.09
C	Actual	1.00%	$1,000.00	$1,032.60	$5.12
	Hypothetical (h)	1.00%	$1,000.00	$1,020.16	$5.09
I	Actual	0.00%	$1,000.00	$1,038.22	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.21	$0.00
R1	Actual	1.00%	$1,000.00	$1,032.28	$5.12
	Hypothetical (h)	1.00%	$1,000.00	$1,020.16	$5.09
R2	Actual	0.50%	$1,000.00	$1,034.62	$2.56
	Hypothetical (h)	0.50%	$1,000.00	$1,022.68	$2.55
R3	Actual	0.25%	$1,000.00	$1,036.80	$1.28
	Hypothetical (h)	0.25%	$1,000.00	$1,023.95	$1.28
R4	Actual	0.00%	$1,000.00	$1,037.45	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.21	$0.00

(h)	5% class return per year before expenses.
(p)	Expenses paid are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the funds bear directly, the funds indirectly bear a pro rata share of the fees and expenses of the underlying funds in which the funds invest. If these indirect costs were included, your costs would have been higher.

Expense Tables – continued

MFS LIFETIME 2025 FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 5/01/13	Ending Account Value 10/31/13	Expenses Paid During Period (p) 5/01/13-10/31/13
A	Actual	0.25%	$1,000.00	$1,059.85	$1.30
	Hypothetical (h)	0.25%	$1,000.00	$1,023.95	$1.28
B	Actual	1.00%	$1,000.00	$1,055.40	$5.18
	Hypothetical (h)	1.00%	$1,000.00	$1,020.16	$5.09
C	Actual	1.00%	$1,000.00	$1,056.33	$5.18
	Hypothetical (h)	1.00%	$1,000.00	$1,020.16	$5.09
I	Actual	0.00%	$1,000.00	$1,060.72	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.21	$0.00
R1	Actual	1.00%	$1,000.00	$1,055.40	$5.18
	Hypothetical (h)	1.00%	$1,000.00	$1,020.16	$5.09
R2	Actual	0.50%	$1,000.00	$1,058.99	$2.59
	Hypothetical (h)	0.50%	$1,000.00	$1,022.68	$2.55
R3	Actual	0.25%	$1,000.00	$1,058.93	$1.30
	Hypothetical (h)	0.25%	$1,000.00	$1,023.95	$1.28
R4	Actual	0.00%	$1,000.00	$1,060.72	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.21	$0.00

(h)	5% class return per year before expenses.
(p)	Expenses paid are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the funds bear directly, the funds indirectly bear a pro rata share of the fees and expenses of the underlying funds in which the funds invest. If these indirect costs were included, your costs would have been higher.

Expense Tables – continued

MFS LIFETIME 2030 FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 5/01/13	Ending Account Value 10/31/13	Expenses Paid During Period (p) 5/01/13-10/31/13
A	Actual	0.25%	$1,000.00	$1,076.74	$1.31
	Hypothetical (h)	0.25%	$1,000.00	$1,023.95	$1.28
B	Actual	1.00%	$1,000.00	$1,072.76	$5.22
	Hypothetical (h)	1.00%	$1,000.00	$1,020.16	$5.09
C	Actual	1.00%	$1,000.00	$1,072.18	$5.22
	Hypothetical (h)	1.00%	$1,000.00	$1,020.16	$5.09
I	Actual	0.00%	$1,000.00	$1,077.11	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.21	$0.00
R1	Actual	1.00%	$1,000.00	$1,071.83	$5.22
	Hypothetical (h)	1.00%	$1,000.00	$1,020.16	$5.09
R2	Actual	0.50%	$1,000.00	$1,074.07	$2.61
	Hypothetical (h)	0.50%	$1,000.00	$1,022.68	$2.55
R3	Actual	0.25%	$1,000.00	$1,076.06	$1.31
	Hypothetical (h)	0.25%	$1,000.00	$1,023.95	$1.28
R4	Actual	0.00%	$1,000.00	$1,077.23	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.21	$0.00

(h)	5% class return per year before expenses.
(p)	Expenses paid are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the funds bear directly, the funds indirectly bear a pro rata share of the fees and expenses of the underlying funds in which the funds invest. If these indirect costs were included, your costs would have been higher.

Expense Tables – continued

MFS LIFETIME 2035 FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 5/01/13	Ending Account Value 10/31/13	Expenses Paid During Period (p) 5/01/13-10/31/13
A	Actual	0.24%	$1,000.00	$1,084.01	$1.26
	Hypothetical (h)	0.24%	$1,000.00	$1,024.00	$1.22
B	Actual	1.00%	$1,000.00	$1,079.64	$5.24
	Hypothetical (h)	1.00%	$1,000.00	$1,020.16	$5.09
C	Actual	1.00%	$1,000.00	$1,080.54	$5.24
	Hypothetical (h)	1.00%	$1,000.00	$1,020.16	$5.09
I	Actual	0.00%	$1,000.00	$1,084.76	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.21	$0.00
R1	Actual	1.00%	$1,000.00	$1,079.64	$5.24
	Hypothetical (h)	1.00%	$1,000.00	$1,020.16	$5.09
R2	Actual	0.50%	$1,000.00	$1,083.11	$2.63
	Hypothetical (h)	0.50%	$1,000.00	$1,022.68	$2.55
R3	Actual	0.25%	$1,000.00	$1,083.94	$1.31
	Hypothetical (h)	0.25%	$1,000.00	$1,023.95	$1.28
R4	Actual	0.00%	$1,000.00	$1,085.74	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.21	$0.00

(h)	5% class return per year before expenses.
(p)	Expenses paid are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the funds bear directly, the funds indirectly bear a pro rata share of the fees and expenses of the underlying funds in which the funds invest. If these indirect costs were included, your costs would have been higher.

Notes to Expense Table

Each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above and are outside of the expense limitation arrangement. For MFS Lifetime 2035 Fund Class A shares, this rebate reduced the expense ratio above by 0.01%. See Note 3 in the Notes to Financial Statements for additional information.

Expense Tables – continued

MFS LIFETIME 2040 FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 5/01/13	Ending Account Value 10/31/13	Expenses Paid During Period (p) 5/01/13-10/31/13
A	Actual	0.24%	$1,000.00	$1,088.87	$1.26
	Hypothetical (h)	0.24%	$1,000.00	$1,024.00	$1.22
B	Actual	1.00%	$1,000.00	$1,083.80	$5.25
	Hypothetical (h)	1.00%	$1,000.00	$1,020.16	$5.09
C	Actual	1.00%	$1,000.00	$1,084.69	$5.25
	Hypothetical (h)	1.00%	$1,000.00	$1,020.16	$5.09
I	Actual	0.00%	$1,000.00	$1,089.90	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.21	$0.00
R1	Actual	1.00%	$1,000.00	$1,084.42	$5.25
	Hypothetical (h)	1.00%	$1,000.00	$1,020.16	$5.09
R2	Actual	0.50%	$1,000.00	$1,087.83	$2.63
	Hypothetical (h)	0.50%	$1,000.00	$1,022.68	$2.55
R3	Actual	0.25%	$1,000.00	$1,088.87	$1.32
	Hypothetical (h)	0.25%	$1,000.00	$1,023.95	$1.28
R4	Actual	0.00%	$1,000.00	$1,089.97	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.21	$0.00

(h)	5% class return per year before expenses.
(p)	Expenses paid are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the funds bear directly, the funds indirectly bear a pro rata share of the fees and expenses of the underlying funds in which the funds invest. If these indirect costs were included, your costs would have been higher.

Notes to Expense Table

Each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above and are outside of the expense limitation arrangement. For MFS Lifetime 2040 Fund Class A shares, this rebate reduced the expense ratio above by 0.01%. See Note 3 in the Notes to Financial Statements for additional information.

Expense Tables – continued

MFS LIFETIME 2045 FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 5/01/13	Ending Account Value 10/31/13	Expenses Paid During Period (p) 5/01/13-10/31/13
A	Actual	0.19%	$1,000.00	$1,089.93	$1.00
	Hypothetical (h)	0.19%	$1,000.00	$1,024.25	$0.97
B	Actual	1.00%	$1,000.00	$1,084.76	$5.25
	Hypothetical (h)	1.00%	$1,000.00	$1,020.16	$5.09
C	Actual	1.00%	$1,000.00	$1,084.76	$5.25
	Hypothetical (h)	1.00%	$1,000.00	$1,020.16	$5.09
I	Actual	0.00%	$1,000.00	$1,089.85	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.21	$0.00
R1	Actual	1.00%	$1,000.00	$1,083.78	$5.25
	Hypothetical (h)	1.00%	$1,000.00	$1,020.16	$5.09
R2	Actual	0.50%	$1,000.00	$1,087.31	$2.63
	Hypothetical (h)	0.50%	$1,000.00	$1,022.68	$2.55
R3	Actual	0.25%	$1,000.00	$1,088.05	$1.32
	Hypothetical (h)	0.25%	$1,000.00	$1,023.95	$1.28
R4	Actual	0.00%	$1,000.00	$1,089.85	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.21	$0.00

(h)	5% class return per year before expenses.
(p)	Expenses paid are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the funds bear directly, the funds indirectly bear a pro rata share of the fees and expenses of the underlying funds in which the funds invest. If these indirect costs were included, your costs would have been higher.

Notes to Expense Table

Each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above and are outside of the expense limitation arrangement. For MFS Lifetime 2045 Fund Class A shares, this rebate reduced the expense ratio above by 0.06%. See Note 3 in the Notes to Financial Statements for additional information.

Expense Tables – continued

MFS LIFETIME 2050 FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 5/01/13	Ending Account Value 10/31/13	Expenses Paid During Period (p) 5/01/13-10/31/13
A	Actual	0.25%	$1,000.00	$1,088.48	$1.32
	Hypothetical (h)	0.25%	$1,000.00	$1,023.95	$1.28
B	Actual	0.99%	$1,000.00	$1,084.08	$5.20
	Hypothetical (h)	0.99%	$1,000.00	$1,020.21	$5.04
C	Actual	1.00%	$1,000.00	$1,084.21	$5.25
	Hypothetical (h)	1.00%	$1,000.00	$1,020.16	$5.09
I	Actual	0.00%	$1,000.00	$1,089.49	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.21	$0.00
R1	Actual	1.00%	$1,000.00	$1,084.15	$5.25
	Hypothetical (h)	1.00%	$1,000.00	$1,020.16	$5.09
R2	Actual	0.50%	$1,000.00	$1,086.96	$2.63
	Hypothetical (h)	0.50%	$1,000.00	$1,022.68	$2.55
R3	Actual	0.25%	$1,000.00	$1,089.01	$1.32
	Hypothetical (h)	0.25%	$1,000.00	$1,023.95	$1.28
R4	Actual	0.00%	$1,000.00	$1,089.55	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.21	$0.00

(h)	5% class return per year before expenses.
(p)	Expenses paid are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the funds bear directly, the funds indirectly bear a pro rata share of the fees and expenses of the underlying funds in which the funds invest. If these indirect costs were included, your costs would have been higher.

Notes to Expense Table

Each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above and are outside of the expense limitation arrangement. For MFS Lifetime 2050 Fund Class B shares, this rebate reduced the expense ratio above by 0.01%. See Note 3 in the Notes to Financial Statements for additional information.

Expense Tables – continued

MFS LIFETIME 2055 FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 5/01/13	Ending Account Value 10/31/13	Expenses Paid During Period (p) 5/01/13-10/31/13
A	Actual	0.25%	$1,000.00	$1,089.03	$1.32
	Hypothetical (h)	0.25%	$1,000.00	$1,023.95	$1.28
B	Actual	1.00%	$1,000.00	$1,084.76	$5.25
	Hypothetical (h)	1.00%	$1,000.00	$1,020.16	$5.09
C	Actual	1.00%	$1,000.00	$1,084.76	$5.25
	Hypothetical (h)	1.00%	$1,000.00	$1,020.16	$5.09
I	Actual	0.00%	$1,000.00	$1,089.85	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.21	$0.00
R1	Actual	1.00%	$1,000.00	$1,084.76	$5.25
	Hypothetical (h)	1.00%	$1,000.00	$1,020.16	$5.09
R2	Actual	0.50%	$1,000.00	$1,087.31	$2.63
	Hypothetical (h)	0.50%	$1,000.00	$1,022.68	$2.55
R3	Actual	0.25%	$1,000.00	$1,089.03	$1.32
	Hypothetical (h)	0.25%	$1,000.00	$1,023.95	$1.28
R4	Actual	0.00%	$1,000.00	$1,089.85	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.21	$0.00

(h)	5% class return per year before expenses.
(p)	Expenses paid are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the funds bear directly, the funds indirectly bear a pro rata share of the fees and expenses of the underlying funds in which the funds invest. If these indirect costs were included, your costs would have been higher.

PORTFOLIOS OF INVESTMENTS

10/31/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

MFS LIFETIME RETIREMENT INCOME FUND

Underlying Affiliated Funds - 99.9%
Issuer	Shares/Par	Value ($)
MFS Absolute Return Fund - Class R5	657,856	$6,361,471
MFS Commodity Strategy Fund - Class R5 (v)	370,548	3,138,542
MFS Emerging Markets Debt Fund - Class R5	213,359	3,198,257
MFS Global Bond Fund - Class R5	1,644,751	15,855,402
MFS Global Real Estate Fund - Class R5 (v)	205,544	3,159,210
MFS Government Securities Fund - Class R5	3,161,554	31,868,469
MFS Growth Fund - Class R5 (a)	197,552	12,846,826
MFS High Income Fund - Class R5	2,668,818	9,607,744
MFS Inflation-Adjusted Bond Fund - Class R5	3,007,768	31,822,187
MFS International Growth Fund - Class R5	113,044	3,173,141
MFS International Value Fund - Class R5	94,726	3,197,011
MFS Limited Maturity Fund - Class R5	10,504,382	63,656,554
MFS Mid Cap Growth Fund - Class R5 (a)	722,756	9,562,058
MFS Mid Cap Value Fund - Class R5	483,278	9,636,569
MFS New Discovery Fund - Class R5 (a)	107,818	3,167,702
MFS New Discovery Value Fund - Class R5	234,059	3,199,585
MFS Research Bond Fund - Class R5	6,501,614	70,217,433
MFS Research Fund - Class R5	359,333	12,806,641
MFS Research International Fund - Class R5	535,864	9,533,013
MFS Value Fund - Class R5	401,751	12,856,036
Total Underlying Affiliated Funds (Identified Cost, $292,695,783)		$318,863,851

Money Market Funds - 0.0%
MFS Institutional Money Market Portfolio, 0.1%, at Cost and Net Asset Value (v)	7	$7
Total Investments (Identified Cost, $292,695,790)		$318,863,858

Other Assets, Less Liabilities - 0.1%		317,210
Net Assets - 100.0%		$319,181,068

See Portfolio Footnotes and Notes to Financial Statements

Portfolios of Investments (unaudited) – continued

MFS LIFETIME 2010 FUND

Underlying Affiliated Funds - 99.8%
Issuer	Shares/Par	Value ($)
MFS Absolute Return Fund - Class R5	229,807	$2,222,232
MFS Commodity Strategy Fund - Class R5 (v)	130,145	1,102,328
MFS Emerging Markets Debt Fund - Class R5	74,364	1,114,717
MFS Global Bond Fund - Class R5	574,346	5,536,694
MFS Global Real Estate Fund - Class R5 (v)	71,826	1,103,962
MFS Government Securities Fund - Class R5	1,103,769	11,125,990
MFS Growth Fund - Class R5 (a)	68,164	4,432,720
MFS High Income Fund - Class R5	929,805	3,347,298
MFS Inflation-Adjusted Bond Fund - Class R5	1,049,231	11,100,868
MFS International Growth Fund - Class R5	39,307	1,103,359
MFS International Value Fund - Class R5	32,821	1,107,696
MFS Limited Maturity Fund - Class R5	3,669,361	22,236,329
MFS Mid Cap Growth Fund - Class R5 (a)	251,664	3,329,520
MFS Mid Cap Value Fund - Class R5	167,006	3,330,109
MFS New Discovery Fund - Class R5 (a)	37,742	1,108,850
MFS New Discovery Value Fund - Class R5	81,025	1,107,607
MFS Research Bond Fund - Class R5	2,267,727	24,491,452
MFS Research Fund - Class R5	124,289	4,429,642
MFS Research International Fund - Class R5	186,320	3,314,627
MFS Value Fund - Class R5	138,473	4,431,144
Total Underlying Affiliated Funds (Identified Cost, $98,093,236)		$111,077,144

Money Market Funds - 0.1%
MFS Institutional Money Market Portfolio, 0.1%, at Cost and Net Asset Value (v)	155,321	$155,321
Total Investments (Identified Cost, $98,248,557)		$111,232,465

Other Assets, Less Liabilities - 0.1%		61,803
Net Assets - 100.0%		$111,294,268

See Portfolio Footnotes and Notes to Financial Statements

Portfolios of Investments (unaudited) – continued

MFS LIFETIME 2015 FUND

Underlying Affiliated Funds - 99.9%
Issuer	Shares/Par	Value ($)
MFS Absolute Return Fund - Class R5	81,808	$791,079
MFS Commodity Strategy Fund - Class R5 (v)	45,908	388,842
MFS Emerging Markets Debt Fund - Class R5	47,363	709,974
MFS Global Bond Fund - Class R5	204,685	1,973,162
MFS Global Real Estate Fund - Class R5 (v)	25,789	396,384
MFS Government Securities Fund - Class R5	393,265	3,964,114
MFS Growth Fund - Class R5 (a)	29,445	1,914,785
MFS High Income Fund - Class R5	418,671	1,507,214
MFS Inflation-Adjusted Bond Fund - Class R5	374,226	3,959,315
MFS International Growth Fund - Class R5	19,609	550,426
MFS International Value Fund - Class R5	16,440	554,850
MFS Limited Maturity Fund - Class R5	1,052,467	6,377,950
MFS Mid Cap Growth Fund - Class R5 (a)	101,791	1,346,700
MFS Mid Cap Value Fund - Class R5	68,259	1,361,077
MFS New Discovery Fund - Class R5 (a)	13,385	393,255
MFS New Discovery Value Fund - Class R5	29,239	399,697
MFS Research Bond Fund - Class R5	737,835	7,968,620
MFS Research Fund - Class R5	53,670	1,912,790
MFS Research International Fund - Class R5	75,562	1,344,247
MFS Value Fund - Class R5	59,986	1,919,546
Total Underlying Affiliated Funds (Identified Cost, $38,694,032)		$39,734,027

Money Market Funds - 0.0%
MFS Institutional Money Market Portfolio, 0.1%, at Cost and Net Asset Value (v)	4	$4
Total Investments (Identified Cost, $38,694,036)		$39,734,031

Other Assets, Less Liabilities - 0.1%		28,978
Net Assets - 100.0%		$39,763,009

See Portfolio Footnotes and Notes to Financial Statements

Portfolios of Investments (unaudited) – continued

MFS LIFETIME 2020 FUND

Underlying Affiliated Funds - 100.1%
Issuer	Shares/Par	Value ($)
MFS Absolute Return Fund - Class R5	530,988	$5,134,661
MFS Commodity Strategy Fund - Class R5 (v)	659,412	5,585,218
MFS Emerging Markets Debt Fund - Class R5	644,063	9,654,497
MFS Global Bond Fund - Class R5	1,653,366	15,938,450
MFS Global Real Estate Fund - Class R5 (v)	286,590	4,404,884
MFS Government Securities Fund - Class R5	3,170,192	31,955,533
MFS Growth Fund - Class R5 (a)	335,801	21,837,166
MFS High Income Fund - Class R5	4,472,296	16,100,265
MFS Inflation-Adjusted Bond Fund - Class R5	2,431,698	25,727,362
MFS International Growth Fund - Class R5	271,254	7,614,103
MFS International New Discovery Fund - Class R5	43,001	1,241,855
MFS International Value Fund - Class R5	227,303	7,671,464
MFS Limited Maturity Fund - Class R5	3,215,857	19,488,092
MFS Mid Cap Growth Fund - Class R5 (a)	1,249,851	16,535,523
MFS Mid Cap Value Fund - Class R5	837,227	16,694,311
MFS New Discovery Fund - Class R5 (a)	128,980	3,789,423
MFS New Discovery Value Fund - Class R5	280,801	3,838,550
MFS Research Bond Fund - Class R5	4,465,185	48,224,001
MFS Research Fund - Class R5	612,213	21,819,276
MFS Research International Fund - Class R5	857,013	15,246,257
MFS Value Fund - Class R5	684,370	21,899,854
Total Underlying Affiliated Funds (Identified Cost, $274,040,843)		$320,400,745

Money Market Funds - 0.0%
MFS Institutional Money Market Portfolio, 0.1%, at Cost and Net Asset Value (v)	4	$4
Total Investments (Identified Cost, $274,040,847)		$320,400,749

Other Assets, Less Liabilities - (0.1)%		(227,459)
Net Assets - 100.0%		$320,173,290

See Portfolio Footnotes and Notes to Financial Statements

Portfolios of Investments (unaudited) – continued

MFS LIFETIME 2025 FUND

Underlying Affiliated Funds - 100.0%
Issuer	Shares/Par	Value ($)
MFS Absolute Return Fund - Class R5	70,833	$684,959
MFS Commodity Strategy Fund - Class R5 (v)	271,289	2,297,817
MFS Emerging Markets Debt Fund - Class R5	137,339	2,058,717
MFS Emerging Markets Equity Fund - Class R5	8,057	264,663
MFS Global Bond Fund - Class R5	326,124	3,143,838
MFS Global Real Estate Fund - Class R5 (v)	105,365	1,619,457
MFS Government Securities Fund - Class R5	418,003	4,213,468
MFS Growth Fund - Class R5 (a)	96,685	6,287,431
MFS High Income Fund - Class R5	956,606	3,443,782
MFS Inflation-Adjusted Bond Fund - Class R5	323,532	3,422,972
MFS International Growth Fund - Class R5	91,474	2,567,676
MFS International New Discovery Fund - Class R5	32,691	944,122
MFS International Value Fund - Class R5	76,482	2,581,269
MFS Mid Cap Growth Fund - Class R5 (a)	401,320	5,309,457
MFS Mid Cap Value Fund - Class R5	268,135	5,346,617
MFS New Discovery Fund - Class R5 (a)	39,156	1,150,396
MFS New Discovery Value Fund - Class R5	84,837	1,159,726
MFS Research Bond Fund - Class R5	541,775	5,851,171
MFS Research Fund - Class R5	153,775	5,480,531
MFS Research International Fund - Class R5	244,629	4,351,949
MFS Value Fund - Class R5	196,999	6,303,958
Total Underlying Affiliated Funds (Identified Cost, $63,866,121)		$68,483,976

Money Market Funds - 0.0%
MFS Institutional Money Market Portfolio, 0.1%, at Cost and Net Asset Value (v)	12	$12
Total Investments (Identified Cost, $63,866,133)		$68,483,988

Other Assets, Less Liabilities - 0.0%		17,661
Net Assets - 100.0%		$68,501,649

See Portfolio Footnotes and Notes to Financial Statements

Portfolios of Investments (unaudited) – continued

MFS LIFETIME 2030 FUND

Underlying Affiliated Funds - 100.1%
Issuer	Shares/Par	Value ($)
MFS Absolute Return Fund - Class R5	250,898	$2,426,180
MFS Commodity Strategy Fund - Class R5 (v)	1,472,895	12,475,418
MFS Emerging Markets Debt Fund - Class R5	487,822	7,312,446
MFS Emerging Markets Equity Fund - Class R5	109,058	3,582,548
MFS Global Bond Fund - Class R5	1,004,503	9,683,406
MFS Global Real Estate Fund - Class R5 (v)	657,289	10,102,530
MFS Growth Fund - Class R5 (a)	519,010	33,751,214
MFS High Income Fund - Class R5	3,391,869	12,210,728
MFS Inflation-Adjusted Bond Fund - Class R5	1,283,998	13,584,697
MFS International Growth Fund - Class R5	574,651	16,130,448
MFS International New Discovery Fund - Class R5	247,761	7,155,324
MFS International Value Fund - Class R5	480,446	16,215,068
MFS Mid Cap Growth Fund - Class R5 (a)	2,088,803	27,634,868
MFS Mid Cap Value Fund - Class R5	1,395,488	27,826,040
MFS New Discovery Fund - Class R5 (a)	213,397	6,269,603
MFS New Discovery Value Fund - Class R5	461,404	6,307,399
MFS Research Bond Fund - Class R5	810,661	8,755,143
MFS Research Fund - Class R5	676,924	24,125,568
MFS Research International Fund - Class R5	1,212,332	21,567,393
MFS Value Fund - Class R5	1,057,706	33,846,600
Total Underlying Affiliated Funds (Identified Cost, $241,444,201)		$300,962,621

Money Market Funds - 0.0%
MFS Institutional Money Market Portfolio, 0.1%, at Cost and Net Asset Value (v)	27	$27
Total Investments (Identified Cost, $241,444,228)		$300,962,648

Other Assets, Less Liabilities - (0.1)%		(201,845)
Net Assets - 100.0%		$300,760,803

See Portfolio Footnotes and Notes to Financial Statements

Portfolios of Investments (unaudited) – continued

MFS LIFETIME 2035 FUND

Underlying Affiliated Funds - 100.0%
Issuer	Shares/Par	Value ($)
MFS Absolute Return Fund - Class R5	15,919	$153,934
MFS Commodity Strategy Fund - Class R5 (v)	276,017	2,337,861
MFS Emerging Markets Debt Fund - Class R5	30,822	462,020
MFS Emerging Markets Equity Fund - Class R5	25,694	844,055
MFS Global Bond Fund - Class R5	63,818	615,207
MFS Global Real Estate Fund - Class R5 (v)	142,034	2,183,068
MFS Growth Fund - Class R5 (a)	89,708	5,833,729
MFS High Income Fund - Class R5	214,286	771,429
MFS Inflation-Adjusted Bond Fund - Class R5	154,294	1,632,430
MFS International Growth Fund - Class R5	113,359	3,181,976
MFS International New Discovery Fund - Class R5	58,412	1,686,942
MFS International Value Fund - Class R5	94,375	3,185,166
MFS Mid Cap Growth Fund - Class R5 (a)	365,295	4,832,851
MFS Mid Cap Value Fund - Class R5	243,242	4,850,252
MFS New Discovery Fund - Class R5 (a)	39,784	1,168,848
MFS New Discovery Value Fund - Class R5	85,590	1,170,019
MFS Research Bond Fund - Class R5	123,037	1,328,804
MFS Research Fund - Class R5	111,988	3,991,257
MFS Research International Fund - Class R5	215,560	3,834,819
MFS Value Fund - Class R5	182,626	5,844,035
Total Underlying Affiliated Funds (Identified Cost, $45,448,988)		$49,908,702

Money Market Funds - 0.1%
MFS Institutional Money Market Portfolio, 0.1%, at Cost and Net Asset Value (v)	47,674	$47,674
Total Investments (Identified Cost, $45,496,662)		$49,956,376

Other Assets, Less Liabilities - (0.1)%		(38,389)
Net Assets - 100.0%		$49,917,987

See Portfolio Footnotes and Notes to Financial Statements

Portfolios of Investments (unaudited) – continued

MFS LIFETIME 2040 FUND

Underlying Affiliated Funds - 100.0%
Issuer	Shares/Par	Value ($)
MFS Commodity Strategy Fund - Class R5 (v)	1,309,592	$11,092,239
MFS Emerging Markets Equity Fund - Class R5	135,926	4,465,175
MFS Global Real Estate Fund - Class R5 (v)	720,747	11,077,879
MFS Growth Fund - Class R5 (a)	411,371	26,751,467
MFS Inflation-Adjusted Bond Fund - Class R5	528,298	5,589,395
MFS International Growth Fund - Class R5	553,904	15,548,089
MFS International New Discovery Fund - Class R5	308,179	8,900,215
MFS International Value Fund - Class R5	462,155	15,597,743
MFS Mid Cap Growth Fund - Class R5 (a)	1,683,345	22,270,657
MFS Mid Cap Value Fund - Class R5	1,123,622	22,405,017
MFS New Discovery Fund - Class R5 (a)	188,961	5,551,684
MFS New Discovery Value Fund - Class R5	407,361	5,568,618
MFS Research Bond Fund - Class R5	519,300	5,608,443
MFS Research Fund - Class R5	501,001	17,855,670
MFS Research International Fund - Class R5	1,000,100	17,791,777
MFS Value Fund - Class R5	838,774	26,840,760
Total Underlying Affiliated Funds (Identified Cost, $173,436,713)		$222,914,828

Money Market Funds - 0.1%
MFS Institutional Money Market Portfolio, 0.1%, at Cost and Net Asset Value (v)	269,871	$269,871
Total Investments (Identified Cost, $173,706,584)		$223,184,699

Other Assets, Less Liabilities - (0.1)%		(243,871)
Net Assets - 100.0%		$222,940,828

MFS LIFETIME 2045 FUND

Underlying Affiliated Funds - 99.9%
Issuer	Shares/Par	Value ($)
MFS Commodity Strategy Fund - Class R5 (v)	148,026	$1,253,782
MFS Emerging Markets Equity Fund - Class R5	15,291	502,296
MFS Global Real Estate Fund - Class R5 (v)	81,530	1,253,124
MFS Growth Fund - Class R5 (a)	46,340	3,013,461
MFS Inflation-Adjusted Bond Fund - Class R5	59,400	628,448
MFS International Growth Fund - Class R5	62,563	1,756,130
MFS International New Discovery Fund - Class R5	34,757	1,003,776
MFS International Value Fund - Class R5	52,085	1,757,863
MFS Mid Cap Growth Fund - Class R5 (a)	189,728	2,510,099
MFS Mid Cap Value Fund - Class R5	126,327	2,518,957
MFS New Discovery Fund - Class R5 (a)	21,340	626,982
MFS New Discovery Value Fund - Class R5	45,913	627,628
MFS Research Bond Fund - Class R5	58,386	630,568
MFS Research Fund - Class R5	56,368	2,008,946
MFS Research International Fund - Class R5	112,840	2,007,432
MFS Value Fund - Class R5	94,270	3,016,626
Total Underlying Affiliated Funds (Identified Cost, $22,742,373)		$25,116,118

Money Market Funds - 0.1%
MFS Institutional Money Market Portfolio, 0.1%, at Cost and Net Asset Value (v)	21,543	$21,543
Total Investments (Identified Cost, $22,763,916)		$25,137,661

Other Assets, Less Liabilities - 0.0%		7,355
Net Assets - 100.0%		$25,145,016

See Portfolio Footnotes and Notes to Financial Statements

Portfolios of Investments (unaudited) – continued

MFS LIFETIME 2050 FUND

Underlying Affiliated Funds - 100.0%
Issuer	Shares/Par	Value ($)
MFS Commodity Strategy Fund - Class R5 (v)	267,017	$2,261,635
MFS Emerging Markets Equity Fund - Class R5	27,543	904,782
MFS Global Real Estate Fund - Class R5 (v)	147,128	2,261,358
MFS Growth Fund - Class R5 (a)	83,474	5,428,328
MFS Inflation-Adjusted Bond Fund - Class R5	107,128	1,133,416
MFS International Growth Fund - Class R5	112,794	3,166,125
MFS International New Discovery Fund - Class R5	62,657	1,809,522
MFS International Value Fund - Class R5	93,836	3,166,970
MFS Mid Cap Growth Fund - Class R5 (a)	341,930	4,523,733
MFS Mid Cap Value Fund - Class R5	226,902	4,524,423
MFS New Discovery Fund - Class R5 (a)	38,489	1,130,809
MFS New Discovery Value Fund - Class R5	82,726	1,130,869
MFS Research Bond Fund - Class R5	105,372	1,138,019
MFS Research Fund - Class R5	101,540	3,618,875
MFS Research International Fund - Class R5	203,423	3,618,898
MFS Value Fund - Class R5	169,640	5,428,464
Total Underlying Affiliated Funds (Identified Cost, $39,158,837)		$45,246,226

Money Market Funds - 0.4%
MFS Institutional Money Market Portfolio, 0.1%, at Cost and Net Asset Value (v)	206,683	$206,683
Total Investments (Identified Cost, $39,365,520)		$45,452,909

Other Assets, Less Liabilities - (0.4)%		(192,781)
Net Assets - 100.0%		$45,260,128

MFS LIFETIME 2055 FUND

Underlying Affiliated Funds - 98.9%
Issuer	Shares/Par	Value ($)
MFS Commodity Strategy Fund - Class R5 (v)	13,994	$118,534
MFS Emerging Markets Equity Fund - Class R5	1,445	47,460
MFS Global Real Estate Fund - Class R5 (v)	7,706	118,444
MFS Growth Fund - Class R5 (a)	4,377	284,653
MFS Inflation-Adjusted Bond Fund - Class R5	5,623	59,495
MFS International Growth Fund - Class R5	5,911	165,925
MFS International New Discovery Fund - Class R5	3,286	94,890
MFS International Value Fund - Class R5	4,922	166,109
MFS Mid Cap Growth Fund - Class R5 (a)	17,929	237,198
MFS Mid Cap Value Fund - Class R5	11,934	237,958
MFS New Discovery Fund - Class R5 (a)	2,017	59,251
MFS New Discovery Value Fund - Class R5	4,338	59,296
MFS Research Bond Fund - Class R5	5,530	59,722
MFS Research Fund - Class R5	5,325	189,796
MFS Research International Fund - Class R5	10,666	189,748
MFS Value Fund - Class R5	8,899	284,756
Total Underlying Affiliated Funds (Identified Cost, $2,122,788)		$2,373,235

Money Market Funds - 0.2%
MFS Institutional Money Market Portfolio, 0.1%, at Cost and Net Asset Value (v)	5,785	$5,785
Total Investments (Identified Cost, $2,128,573)		$2,379,020

Other Assets, Less Liabilities - 0.9%		21,588
Net Assets - 100.0%		$2,400,608

Portfolio Footnotes:

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

See Notes to Financial Statements

Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES

At 10/31/13 (unaudited)

These statements represent each fund’s balance sheet, which details the assets and liabilities comprising the total value of each fund.

	MFS Lifetime Retirement Income Fund	MFS Lifetime 2010 Fund	MFS Lifetime 2015 Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund
Assets
Investments –
Underlying affiliated funds, at value (Identified cost, $292,695,790, $98,248,557, $38,694,036, and $274,040,847, and $63,866,133, respectively)	$318,863,858	$111,232,465	$39,734,031	$320,400,749	$68,483,988
Receivables for
Investments sold	10,601	37,416	123,352	170,096	18,733
Fund shares sold	1,554,261	422,620	22,033	878,691	103,370
Receivable from investment adviser	36,869	25,404	16,268	35,832	16,865
Other assets	52,395	35,447	31,547	38,711	31,551
Total assets	$320,517,984	$111,753,352	$39,927,231	$321,524,079	$68,654,507

Liabilities
Payable to custodian	$361,029	$—	$113,945	$507,068	$22,766
Payables for
Distributions	25,741	—	—	—	—
Investments purchased	647,767	413,736	20,811	468,707	110,343
Fund shares reacquired	260,436	7,517	10,408	323,629	979
Payable to affiliates
Shareholder servicing costs	4,683	12,635	362	22,633	789
Distribution and service fees	8,916	1,910	115	4,839	248
Payable for independent Trustees’ compensation	5	4	12	4	10
Accrued expenses and other liabilities	28,339	23,282	18,569	23,909	17,723
Total liabilities	$1,336,916	$459,084	$164,222	$1,350,789	$152,858
Net assets	$319,181,068	$111,294,268	$39,763,009	$320,173,290	$68,501,649

Net assets consist of
Paid-in capital	$294,707,926	$99,663,590	$38,280,230	$280,986,863	$63,409,187
Unrealized appreciation (depreciation) on investments	26,168,068	12,983,909	1,039,995	46,359,902	4,617,855
Accumulated net realized gain (loss) on investments	(1,681,976)	(2,667,500)	30,207	(10,004,482)	39,997
Accumulated undistributed (distributions in excess of) net investment income	(12,950)	1,314,269	412,577	2,831,007	434,610
Net assets	$319,181,068	$111,294,268	$39,763,009	$320,173,290	$68,501,649

Statements of Assets and Liabilities (unaudited) – continued

	MFS Lifetime Retirement Income Fund	MFS Lifetime 2010 Fund	MFS Lifetime 2015 Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund
Net assets
Class A	$118,354,743	$19,683,037	$880,262	$41,840,820	$3,241,935
Class B	18,817,371	3,361,937	131,407	7,010,883	526,400
Class C	104,280,506	7,853,694	348,825	16,856,424	666,821
Class I	23,779,662	616,084	107,405	2,623,158	342,506
Class R1	2,261,885	4,676,704	106,342	8,205,207	115,283
Class R2	8,365,493	23,236,887	954,513	69,366,193	910,156
Class R3	14,668,250	9,800,000	3,385,023	43,559,494	7,745,218
Class R4	28,653,158	42,065,925	33,849,232	130,711,111	54,953,330
Total net assets	$319,181,068	$111,294,268	$39,763,009	$320,173,290	$68,501,649

Shares of beneficial interest outstanding
Class A	9,839,448	1,523,750	82,688	3,230,778	281,585
Class B	1,564,181	263,204	12,424	547,507	46,041
Class C	8,670,128	621,813	32,978	1,330,383	58,304
Class I	1,976,208	47,384	10,070	201,180	29,709
Class R1	187,898	370,000	10,053	641,310	10,082
Class R2	695,040	1,815,020	89,864	5,396,418	79,231
Class R3	1,219,197	757,593	318,209	3,361,834	673,245
Class R4	2,381,074	3,238,779	3,174,118	10,036,534	4,765,669
Total shares of beneficial interest outstanding	26,533,174	8,637,543	3,730,404	24,745,944	5,943,866

Class A shares
Net asset value per share
(net assets/shares of beneficial interest outstanding)	$12.03	$12.92	$10.65	$12.95	$11.51
Offering price per share (100 / 94.25 x net asset value per share)	$12.76	$13.71	$11.30	$13.74	$12.21

Class B shares
Net asset value and offering price per share
(net assets/shares of beneficial interest outstanding)	$12.03	$12.77	$10.58	$12.81	$11.43

Class C shares
Net asset value and offering price per share
(net assets/shares of beneficial interest outstanding)	$12.03	$12.63	$10.58	$12.67	$11.44

Class I shares
Net asset value, offering price, and redemption price per share
(net assets/shares of beneficial interest outstanding)	$12.03	$13.00	$10.67	$13.04	$11.53

Class R1 shares
Net asset value, offering price, and redemption price per share
(net assets/shares of beneficial interest outstanding)	$12.04	$12.64	$10.58	$12.79	$11.43

Class R2 shares
Net asset value, offering price, and redemption price per share
(net assets/shares of beneficial interest outstanding)	$12.04	$12.80	$10.62	$12.85	$11.49

Class R3 shares
Net asset value, offering price, and redemption price per share
(net assets/shares of beneficial interest outstanding)	$12.03	$12.94	$10.64	$12.96	$11.50

Class R4 shares
Net asset value, offering price, and redemption price per share
(net assets/shares of beneficial interest outstanding)	$12.03	$12.99	$10.66	$13.02	$11.53

On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.

See Notes to Financial Statements

Statements of Assets and Liabilities (unaudited) – continued

	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund
Assets
Investments –
Underlying affiliated funds, at value (Identified cost, $241,444,228, $45,496,662, $173,706,584, $22,763,916, $39,365,520, and $2,128,573, respectively)	$300,962,648	$49,956,376	$223,184,699	$25,137,661	$45,452,909	$2,379,020
Receivables for
Investments sold	83,737	5,492	65,913	13,252	—	2,133
Fund shares sold	636,864	175,542	420,628	90,199	257,681	6,441
Receivable from investment adviser	35,397	16,685	34,462	16,450	19,573	15,827
Other assets	40,468	31,548	45,045	31,195	35,167	31,192
Total assets	$301,759,114	$50,185,643	$223,750,747	$25,288,757	$45,765,330	$2,434,613

Liabilities
Payable to custodian	$200,726	$—	$—	$—	$—	$—
Payables for
Investments purchased	649,506	247,319	699,812	109,951	434,901	14,187
Fund shares reacquired	97,018	1,140	63,934	15,044	49,790	169
Payable to affiliates
Shareholder servicing costs	22,648	1,092	20,229	819	27	606
Distribution and service fees	4,653	200	3,182	82	314	43
Payable for independent Trustees’ compensation	10	5	6	8	11	8
Accrued expenses and other liabilities	23,750	17,900	22,756	17,837	20,159	18,992
Total liabilities	$998,311	$267,656	$809,919	$143,741	$505,202	$34,005
Net assets	$300,760,803	$49,917,987	$222,940,828	$25,145,016	$45,260,128	$2,400,608

Net assets consist of
Paid-in capital	$250,722,491	$45,329,293	$179,751,800	$22,732,239	$39,315,611	$2,151,708
Unrealized appreciation (depreciation) on investments	59,518,420	4,459,714	49,478,115	2,373,745	6,087,389	250,446
Accumulated net realized gain (loss) on investments	(10,564,388)	(141)	(6,503,947)	(5,621)	(217,317)	(1,622)
Undistributed net investment income	1,084,280	129,121	214,860	44,653	74,445	76
Net assets	$300,760,803	$49,917,987	$222,940,828	$25,145,016	$45,260,128	$2,400,608

Statements of Assets and Liabilities (unaudited) – continued

	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund
Net assets
Class A	$33,266,296	$3,159,513	$22,242,789	$791,420	$3,434,707	$255,286
Class B	7,290,126	284,735	3,717,359	257,502	543,085	121,841
Class C	11,309,489	466,201	9,017,445	269,396	722,501	208,739
Class I	7,103,445	1,096,911	6,997,233	163,066	735,336	152,593
Class R1	10,190,653	120,451	7,623,648	121,356	355,509	121,446
Class R2	68,909,449	2,129,937	51,106,026	583,336	4,623,030	140,881
Class R3	51,964,290	4,775,048	25,181,288	2,652,356	3,791,471	622,134
Class R4	110,727,055	37,885,191	97,055,040	20,306,584	31,054,489	777,688
Total net assets	$300,760,803	$49,917,987	$222,940,828	$25,145,016	$45,260,128	$2,400,608

Shares of beneficial interest outstanding
Class A	2,470,054	263,228	1,635,453	65,287	234,665	21,087
Class B	549,492	23,859	276,335	21,409	37,610	10,129
Class C	855,636	39,056	677,051	22,402	50,117	17,352
Class I	524,119	91,170	510,900	13,442	50,332	12,580
Class R1	767,362	10,094	570,628	10,087	24,640	10,096
Class R2	5,163,915	177,710	3,786,853	48,278	318,800	11,663
Class R3	3,865,128	397,506	1,852,057	218,996	260,469	51,387
Class R4	8,183,282	3,149,568	7,091,020	1,674,297	2,126,511	64,111
Total shares of beneficial interest outstanding	22,378,988	4,152,191	16,400,297	2,074,198	3,103,144	198,405

Class A shares
Net asset value per share
(net assets/shares of beneficial interest outstanding)	$13.47	$12.00	$13.60	$12.12	$14.64	$12.11
Offering price per share (100 / 94.25 x net asset value per share)	$14.29	$12.73	$14.43	$12.86	$15.53	$12.85

Class B shares
Net asset value and offering price per share
(net assets/shares of beneficial interest outstanding)	$13.27	$11.93	$13.45	$12.03	$14.44	$12.03

Class C shares
Net asset value and offering price per share
(net assets/shares of beneficial interest outstanding)	$13.22	$11.94	$13.32	$12.03	$14.42	$12.03

Class I shares
Net asset value, offering price, and redemption price per share
(net assets/shares of beneficial interest outstanding)	$13.55	$12.03	$13.70	$12.13	$14.61	$12.13

Class R1 shares
Net asset value, offering price, and redemption price per share
(net assets/shares of beneficial interest outstanding)	$13.28	$11.93	$13.36	$12.03	$14.43	$12.03

Class R2 shares
Net asset value, offering price, and redemption price per share
(net assets/shares of beneficial interest outstanding)	$13.34	$11.99	$13.50	$12.08	$14.50	$12.08

Class R3 shares
Net asset value, offering price, and redemption price per share
(net assets/shares of beneficial interest outstanding)	$13.44	$12.01	$13.60	$12.11	$14.56	$12.11

Class R4 shares
Net asset value, offering price, and redemption price per share
(net assets/shares of beneficial interest outstanding)	$13.53	$12.03	$13.69	$12.13	$14.60	$12.13
On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.

See Notes to Financial Statements

Financial Statements

STATEMENTS OF OPERATIONS

Six months ended 10/31/13 (unaudited)

These statements describe how much each fund earned in investment income and accrued in expenses. They also describe any gains or losses generated by each fund’s operations.

	MFS Lifetime Retirement Income Fund	MFS Lifetime 2010 Fund	MFS Lifetime 2015 Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund
Net investment income
Dividends from underlying affiliated funds	$2,905,643	$1,038,135	$326,195	$2,561,061	$358,898
Other	48	14	—	45	—
Total investment income	$2,905,691	$1,038,149	$326,195	$2,561,106	$358,898
Expenses
Distribution and service fees	751,308	172,986	7,336	427,470	14,506
Shareholder servicing costs	38,281	27,864	1,447	60,776	2,591
Administrative services fee	8,823	8,823	8,823	8,823	8,823
Independent Trustees’ compensation	5,543	1,700	729	5,547	765
Custodian fee	13,369	6,663	5,173	9,762	5,376
Shareholder communications	10,471	6,899	2,225	8,848	2,338
Audit and tax fees	16,874	16,860	13,154	16,878	13,154
Legal fees	1,228	405	45	1,193	137
Registration fees	69,291	49,046	47,203	53,103	47,328
Miscellaneous	10,531	6,885	6,321	9,626	6,405
Total expenses	$925,719	$298,131	$92,456	$602,026	$101,423
Reduction of expenses by investment adviser and distributor	(174,032)	(124,894)	(85,028)	(174,748)	(86,796)
Net expenses	$751,687	$173,237	$7,428	$427,278	$14,627
Net investment income	$2,154,004	$864,912	$318,767	$2,133,828	$344,271

Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments in underlying affiliated funds	$(46,556)	$37,656	$16,967	$581,311	$(3,615)
Capital gain distributions from underlying affiliated funds	140,850	50,888	14,679	161,729	25,566
Net realized gain (loss) on investments	$94,294	$88,544	$31,646	$743,040	$21,951
Change in unrealized appreciation (depreciation)
Investments	$1,846,484	$538,922	$463,070	$8,382,568	$3,115,365
Net realized and unrealized gain (loss) on investments	$1,940,778	$627,466	$494,716	$9,125,608	$3,137,316
Change in net assets from operations	$4,094,782	$1,492,378	$813,483	$11,259,436	$3,481,587

See Notes to Financial Statements

Statements of Operations (unaudited) – continued

	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund
Net investment income
Dividends from underlying affiliated funds	$1,165,331	$117,196	$436,769	$43,518	$81,276	$3,658
Other	36	—	27	—	3	—
Total investment income	$1,165,367	$117,196	$436,796	$43,518	$81,279	$3,658
Expenses
Distribution and service fees	381,293	12,234	263,939	6,558	23,824	2,979
Shareholder servicing costs	62,123	2,550	56,601	1,596	5,691	517
Administrative services fee	8,823	8,823	8,823	8,823	8,823	8,823
Independent Trustees’ compensation	2,960	727	2,857	705	736	685
Custodian fee	8,867	5,160	7,993	4,965	5,453	4,785
Shareholder communications	8,466	2,384	8,355	2,405	2,411	2,197
Audit and tax fees	16,871	13,154	16,864	13,154	16,579	13,154
Legal fees	888	44	728	108	74	17
Registration fees	53,485	47,293	57,135	47,223	47,781	47,141
Miscellaneous	8,764	6,301	7,769	6,220	6,195	6,142
Total expenses	$552,540	$98,670	$431,064	$91,757	$117,567	$86,440
Fees paid indirectly	—	—	—	—	(2)	—
Reduction of expenses by investment adviser and distributor	(171,156)	(86,474)	(167,595)	(85,295)	(93,734)	(83,454)
Net expenses	$381,384	$12,196	$263,469	$6,462	$23,831	$2,986
Net investment income	$783,983	$105,000	$173,327	$37,056	$57,448	$672

Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments in underlying affiliated funds	$38,294	$(24,443)	$54,383	$(21,242)	$(37,377)	$(4,229)
Capital gain distributions from underlying affiliated funds	125,194	19,241	134,269	10,700	22,681	812
Net realized gain (loss) on investments	$163,488	$(5,202)	$188,652	$(10,542)	$(14,696)	$(3,417)
Change in unrealized appreciation (depreciation)
Investments	$19,072,702	$3,228,095	$16,961,748	$1,716,293	$3,222,814	$154,424
Net realized and unrealized gain (loss) on investments	$19,236,190	$3,222,893	$17,150,400	$1,705,751	$3,208,118	$151,007
Change in net assets from operations	$20,020,173	$3,327,893	$17,323,727	$1,742,807	$3,265,566	$151,679

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Six months ended 10/31/13 (unaudited)	MFS Lifetime Retirement Income Fund	MFS Lifetime 2010 Fund	MFS Lifetime 2015 Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund
Change in net assets

From operations
Net investment income	$2,154,004	$864,912	$318,767	$2,133,828	$344,271
Net realized gain (loss) on investments	94,294	88,544	31,646	743,040	21,951
Net unrealized gain (loss) on investments	1,846,484	538,922	463,070	8,382,568	3,115,365
Change in net assets from operations	$4,094,782	$1,492,378	$813,483	$11,259,436	$3,481,587

Distributions declared to shareholders
From net investment income	$(2,110,604)	$—	$—	$—	$—
Change in net assets from fund share transactions	$37,314,345	$5,842,958	$9,046,614	$18,855,844	$20,168,000
Total change in net assets	$39,298,523	$7,335,336	$9,860,097	$30,115,280	$23,649,587

Net assets
At beginning of period	279,882,545	103,958,932	29,902,912	290,058,010	44,852,062
At end of period	$319,181,068	$111,294,268	$39,763,009	$320,173,290	$68,501,649
Accumulated undistributed (distributions in excess of) net investment income included in net assets at end of period	$(12,950)	$1,314,269	$412,577	$2,831,007	$434,610

Six months ended 10/31/13 (unaudited)	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund
Change in net assets

From operations
Net investment income	$783,983	$105,000	$173,327	$37,056	$57,448	$672
Net realized gain (loss) on investments	163,488	(5,202)	188,652	(10,542)	(14,696)	(3,417)
Net unrealized gain (loss) on investments	19,072,702	3,228,095	16,961,748	1,716,293	3,222,814	154,424
Change in net assets from operations	$20,020,173	$3,327,893	$17,323,727	$1,742,807	$3,265,566	$151,679
Change in net assets from fund share transactions	$47,332,162	$17,557,869	$22,928,598	$9,026,020	$12,751,085	$1,141,800
Total change in net assets	$67,352,335	$20,885,762	$40,252,325	$10,768,827	$16,016,651	$1,293,479

Net assets
At beginning of period	233,408,468	29,032,225	182,688,503	14,376,189	29,243,477	1,107,129
At end of period	$300,760,803	$49,917,987	$222,940,828	$25,145,016	$45,260,128	$2,400,608
Undistributed net investment income included in net assets at end of period	$1,084,280	$129,121	$214,860	$44,653	$74,445	$76

See Notes to Financial Statements

Statements of Changes in Net Assets – continued

Year ended 4/30/13	MFS Lifetime Retirement Income Fund	MFS Lifetime 2010 Fund	MFS Lifetime 2015 Fund (c)	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund (c)
Change in net assets

From operations
Net investment income	$4,076,072	$1,360,666	$98,383	$3,634,567	$96,536
Net realized gain (loss) on investments	585,129	440,258	469	934,805	20,393
Net unrealized gain (loss) on investments	11,219,997	3,445,861	576,925	16,986,903	1,502,490
Change in net assets from operations	$15,881,198	$5,246,785	$675,777	$21,556,275	$1,619,419

Distributions declared to shareholders
From net investment income	$(4,439,963)	$(1,380,022)	$(5,400)	$(3,799,961)	$(7,300)
Change in net assets from fund share transactions	$101,470,315	$36,824,349	$29,232,535	$118,365,806	$43,239,943
Total change in net assets	$112,911,550	$40,691,112	$29,902,912	$136,122,120	$44,852,062

Net assets
At beginning of period	166,970,995	63,267,820	—	153,935,890	—
At end of period	$279,882,545	$103,958,932	$29,902,912	$290,058,010	$44,852,062
Accumulated undistributed (distributions in excess of) net investment income included in net assets at end of period	$(56,350)	$449,357	$93,810	$697,179	$90,339

Year ended 4/30/13	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund (c)	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund (c)	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund (c)
Change in net assets

From operations
Net investment income	$1,970,050	$32,465	$1,123,135	$14,883	$166,505	$6,679
Net realized gain (loss) on investments	392,229	6,475	59,423	6,205	18,401	2,870
Net unrealized gain (loss) on investments	21,744,034	1,231,619	17,918,703	657,452	2,503,762	96,022
Change in net assets from operations	$24,106,313	$1,270,559	$19,101,261	$678,540	$2,688,668	$105,571

Distributions declared to shareholders
From net investment income	$(2,100,005)	$(9,600)	$(1,305,006)	$(8,350)	$(178,904)	$(8,350)
Change in net assets from fund share transactions	$88,775,616	$27,771,266	$77,971,157	$13,705,999	$22,583,213	$1,009,908
Total change in net assets	$110,781,924	$29,032,225	$95,767,412	$14,376,189	$25,092,977	$1,107,129

Net assets
At beginning of period	122,626,544	—	86,921,091	—	4,150,500	—
At end of period	$233,408,468	$29,032,225	$182,688,503	$14,376,189	$29,243,477	$1,107,129
Accumulated undistributed (distributions in excess of) net investment income included in net assets at end of period	$300,297	$24,121	$41,533	$7,597	$16,997	$(596)

(c)	For the period from the commencement of the fund’s investment operations, November 2, 2012, through the stated period end.

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

MFS LIFETIME RETIREMENT INCOME FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 10/31/13 (unaudited)		Years ended 4/30
			2013	2012	2011	2010		2009
Class A
Net asset value, beginning of period	$11.97		$11.40	$11.31	$10.59	$9.00		$10.09

Income (loss) from investment operations
Net investment income (d)(l)	$0.10		$0.25	$0.31	$0.28	$0.32		$0.34
Net realized and unrealized gain (loss) on investments	0.06		0.59	0.12	0.74	1.61		(1.04)
Total from investment operations	$0.16		$0.84	$0.43	$1.02	$1.93		$(0.70)

Less distributions declared to shareholders
From net investment income	$(0.10)		$(0.27)	$(0.34)	$(0.30)	$(0.34)		$(0.35)
From net realized gain on investments	—		—	—	—	(0.00	)(w)	(0.04)
Total distributions declared to shareholders	$(0.10)		$(0.27)	$(0.34)	$(0.30)	$(0.34)		$(0.39)
Net asset value, end of period (x)	$12.03		$11.97	$11.40	$11.31	$10.59		$9.00
Total return (%) (r)(s)(t)(x)	1.35	(n)	7.46	3.92	9.81	21.68		(6.90)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.37	(a)	0.40	0.44	0.52	0.70		1.23
Expenses after expense reductions (f)(h)	0.25	(a)	0.25	0.25	0.28	0.35		0.43
Net investment income (l)	1.69	(a)	2.16	2.82	2.61	3.20		3.72
Portfolio turnover	4	(n)	8	14	20	12		58
Net assets at end of period (000 omitted)	$118,355		$108,914	$61,183	$36,345	$21,257		$4,940

	Six months ended 10/31/13 (unaudited)		Years ended 4/30
			2013	2012	2011	2010		2009
Class B
Net asset value, beginning of period	$11.97		$11.41	$11.32	$10.60	$9.00		$10.09

Income (loss) from investment operations
Net investment income (d)(l)	$0.06		$0.16	$0.23	$0.20	$0.25		$0.28
Net realized and unrealized gain (loss) on investments	0.05		0.58	0.12	0.74	1.61		(1.05)
Total from investment operations	$0.11		$0.74	$0.35	$0.94	$1.86		$(0.77)

Less distributions declared to shareholders
From net investment income	$(0.05)		$(0.18)	$(0.26)	$(0.22)	$(0.26)		$(0.28)
From net realized gain on investments	—		—	—	—	(0.00	)(w)	(0.04)
Total distributions declared to shareholders	$(0.05)		$(0.18)	$(0.26)	$(0.22)	$(0.26)		$(0.32)
Net asset value, end of period (x)	$12.03		$11.97	$11.41	$11.32	$10.60		$9.00
Total return (%) (r)(s)(t)(x)	0.97	(n)	6.57	3.15	8.99	20.90		(7.52)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.12	(a)	1.15	1.19	1.27	1.48		1.91
Expenses after expense reductions (f)(h)	1.00	(a)	1.00	1.00	1.03	1.10		1.10
Net investment income (l)	0.95	(a)	1.41	2.07	1.85	2.47		3.11
Portfolio turnover	4	(n)	8	14	20	12		58
Net assets at end of period (000 omitted)	$18,817		$17,243	$11,082	$5,419	$3,104		$1,377

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME RETIREMENT INCOME FUND – continued

	Six months ended 10/31/13 (unaudited)		Years ended 4/30
			2013	2012	2011	2010		2009
Class C
Net asset value, beginning of period	$11.97		$11.41	$11.31	$10.60	$9.00		$10.10

Income (loss) from investment operations
Net investment income (d)(l)	$0.06		$0.16	$0.23	$0.20	$0.25		$0.29
Net realized and unrealized gain (loss) on investments	0.05		0.58	0.13	0.73	1.61		(1.07)
Total from investment operations	$0.11		$0.74	$0.36	$0.93	$1.86		$(0.78)

Less distributions declared to shareholders
From net investment income	$(0.05)		$(0.18)	$(0.26)	$(0.22)	$(0.26)		$(0.28)
From net realized gain on investments	—		—	—	—	(0.00	)(w)	(0.04)
Total distributions declared to shareholders	$(0.05)		$(0.18)	$(0.26)	$(0.22)	$(0.26)		$(0.32)
Net asset value, end of period (x)	$12.03		$11.97	$11.41	$11.31	$10.60		$9.00
Total return (%) (r)(s)(t)(x)	0.97	(n)	6.57	3.24	8.89	20.90		(7.61)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.12	(a)	1.15	1.19	1.26	1.43		1.88
Expenses after expense reductions (f)(h)	1.00	(a)	1.00	1.00	1.03	1.10		1.10
Net investment income (l)	0.93	(a)	1.40	2.07	1.82	2.46		3.20
Portfolio turnover	4	(n)	8	14	20	12		58
Net assets at end of period (000 omitted)	$104,281		$82,969	$61,848	$32,200	$15,484		$2,808

	Six months ended 10/31/13 (unaudited)		Years ended 4/30
			2013	2012	2011	2010		2009
Class I
Net asset value, beginning of period	$11.98		$11.41	$11.32	$10.60	$9.00		$10.10

Income (loss) from investment operations
Net investment income (d)(l)	$0.12		$0.28	$0.34	$0.32	$0.34		$0.37
Net realized and unrealized gain (loss) on investments	0.04	(g)	0.59	0.12	0.73	1.62		(1.05)
Total from investment operations	$0.16		$0.87	$0.46	$1.05	$1.96		$(0.68)

Less distributions declared to shareholders
From net investment income	$(0.11)		$(0.30)	$(0.37)	$(0.33)	$(0.36)		$(0.38)
From net realized gain on investments	—		—	—	—	(0.00	)(w)	(0.04)
Total distributions declared to shareholders	$(0.11)		$(0.30)	$(0.37)	$(0.33)	$(0.36)		$(0.42)
Net asset value, end of period (x)	$12.03		$11.98	$11.41	$11.32	$10.60		$9.00
Total return (%) (r)(s)(x)	1.39	(n)	7.72	4.18	10.07	22.09		(6.68)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.12	(a)	0.15	0.19	0.26	0.45		0.90
Expenses after expense reductions (f)(h)	0.00	(a)	0.00	0.00	0.01	0.10		0.10
Net investment income (l)	1.94	(a)	2.39	3.03	2.91	3.33		4.07
Portfolio turnover	4	(n)	8	14	20	12		58
Net assets at end of period (000 omitted)	$23,780		$19,403	$8,556	$5,375	$557		$198

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME RETIREMENT INCOME FUND – continued

	Six months ended 10/31/13 (unaudited)		Years ended 4/30
			2013	2012	2011	2010		2009
Class R1
Net asset value, beginning of period	$11.98		$11.41	$11.32	$10.61	$9.01		$10.10

Income (loss) from investment operations
Net investment income (d)(l)	$0.06		$0.16	$0.23	$0.21	$0.25		$0.29
Net realized and unrealized gain (loss) on investments	0.05		0.59	0.12	0.72	1.61		(1.06)
Total from investment operations	$0.11		$0.75	$0.35	$0.93	$1.86		$(0.77)

Less distributions declared to shareholders
From net investment income	$(0.05)		$(0.18)	$(0.26)	$(0.22)	$(0.26)		$(0.28)
From net realized gain on investments	—		—	—	—	(0.00	)(w)	(0.04)
Total distributions declared to shareholders	$(0.05)		$(0.18)	$(0.26)	$(0.22)	$(0.26)		$(0.32)
Net asset value, end of period (x)	$12.04		$11.98	$11.41	$11.32	$10.61		$9.01
Total return (%) (r)(s)(x)	0.97	(n)	6.66	3.15	8.89	20.88		(7.51)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.12	(a)	1.15	1.20	1.25	1.51		1.91
Expenses after expense reductions (f)(h)	1.00	(a)	1.00	1.00	1.02	1.10		1.10
Net investment income (l)	0.95	(a)	1.43	2.05	1.90	2.47		3.12
Portfolio turnover	4	(n)	8	14	20	12		58
Net assets at end of period (000 omitted)	$2,262		$2,503	$2,831	$3,507	$1,023		$691

	Six months ended 10/31/13 (unaudited)		Years ended 4/30
			2013	2012	2011	2010		2009
Class R2
Net asset value, beginning of period	$11.98		$11.41	$11.32	$10.60	$9.00		$10.09

Income (loss) from investment operations
Net investment income (d)(l)	$0.09		$0.23	$0.27	$0.25	$0.30		$0.33
Net realized and unrealized gain (loss) on investments	0.05		0.58	0.13	0.74	1.61		(1.05)
Total from investment operations	$0.14		$0.81	$0.40	$0.99	$1.91		$(0.72)

Less distributions declared to shareholders
From net investment income	$(0.08)		$(0.24)	$(0.31)	$(0.27)	$(0.31)		$(0.33)
From net realized gain on investments	—		—	—	—	(0.00	)(w)	(0.04)
Total distributions declared to shareholders	$(0.08)		$(0.24)	$(0.31)	$(0.27)	$(0.31)		$(0.37)
Net asset value, end of period (x)	$12.04		$11.98	$11.41	$11.32	$10.60		$9.00
Total return (%) (r)(s)(x)	1.22	(n)	7.19	3.66	9.53	21.49		(7.05)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.62	(a)	0.65	0.70	0.77	0.99		1.40
Expenses after expense reductions (f)(h)	0.50	(a)	0.50	0.50	0.53	0.60		0.60
Net investment income (l)	1.45	(a)	1.95	2.46	2.35	2.98		3.57
Portfolio turnover	4	(n)	8	14	20	12		58
Net assets at end of period (000 omitted)	$8,365		$8,640	$8,799	$12,771	$10,624		$6,102

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME RETIREMENT INCOME FUND – continued

	Six months ended 10/31/13 (unaudited)		Years ended 4/30
			2013	2012	2011	2010		2009
Class R3
Net asset value, beginning of period	$11.97		$11.41	$11.31	$10.60	$8.99		$10.09

Income (loss) from investment operations
Net investment income (d)(l)	$0.10		$0.25	$0.33	$0.28	$0.33		$0.35
Net realized and unrealized gain (loss) on investments	0.06		0.58	0.11	0.73	1.62		(1.06)
Total from investment operations	$0.16		$0.83	$0.44	$1.01	$1.95		$(0.71)

Less distributions declared to shareholders
From net investment income	$(0.10)		$(0.27)	$(0.34)	$(0.30)	$(0.34)		$(0.35)
From net realized gain on investments	—		—	—	—	(0.00	)(w)	(0.04)
Total distributions declared to shareholders	$(0.10)		$(0.27)	$(0.34)	$(0.30)	$(0.34)		$(0.39)
Net asset value, end of period (x)	$12.03		$11.97	$11.41	$11.31	$10.60		$8.99
Total return (%) (r)(s)(x)	1.35	(n)	7.37	4.01	9.70	21.93		(6.92)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.37	(a)	0.40	0.44	0.52	0.77		1.15
Expenses after expense reductions (f)(h)	0.25	(a)	0.25	0.25	0.28	0.35		0.35
Net investment income (l)	1.70	(a)	2.15	2.95	2.60	3.29		3.82
Portfolio turnover	4	(n)	8	14	20	12		58
Net assets at end of period (000 omitted)	$14,668		$14,704	$11,705	$5,883	$4,151		$5,071

	Six months ended 10/31/13 (unaudited)		Years ended 4/30
			2013	2012	2011	2010		2009
Class R4
Net asset value, beginning of period	$11.98		$11.42	$11.32	$10.61	$9.00		$10.10

Income (loss) from investment operations
Net investment income (d)(l)	$0.12		$0.28	$0.32	$0.31	$0.34		$0.37
Net realized and unrealized gain (loss) on investments	0.04	(g)	0.58	0.15	0.73	1.63		(1.05)
Total from investment operations	$0.16		$0.86	$0.47	$1.04	$1.97		$(0.68)

Less distributions declared to shareholders
From net investment income	$(0.11)		$(0.30)	$(0.37)	$(0.33)	$(0.36)		$(0.38)
From net realized gain on investments	—		—	—	—	(0.00	)(w)	(0.04)
Total distributions declared to shareholders	$(0.11)		$(0.30)	$(0.37)	$(0.33)	$(0.36)		$(0.42)
Net asset value, end of period (x)	$12.03		$11.98	$11.42	$11.32	$10.61		$9.00
Total return (%) (r)(s)(x)	1.39	(n)	7.63	4.27	9.97	22.21		(6.67)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.12	(a)	0.15	0.19	0.27	0.47		0.88
Expenses after expense reductions (f)(h)	0.00	(a)	0.00	0.00	0.03	0.10		0.10
Net investment income (l)	1.94	(a)	2.41	2.88	2.82	3.38		3.97
Portfolio turnover	4	(n)	8	14	20	12		58
Net assets at end of period (000 omitted)	$28,653		$25,505	$967	$134	$116		$58

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME RETIREMENT INCOME FUND – continued

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	Total returns have been calculated on net asset values which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2010 FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 10/31/13 (unaudited)		Years ended 4/30
			2013	2012	2011	2010	2009
Class A
Net asset value, beginning of period	$12.75		$12.15	$12.07	$11.30	$9.51	$10.98

Income (loss) from investment operations
Net investment income (d)(l)	$0.11		$0.27	$0.34	$0.30	$0.34	$0.34
Net realized and unrealized gain (loss) on investments	0.06		0.62	0.11	0.78	1.78	(1.45)
Total from investment operations	$0.17		$0.89	$0.45	$1.08	$2.12	$(1.11)

Less distributions declared to shareholders
From net investment income	$—		$(0.29)	$(0.37)	$(0.31)	$(0.33)	$(0.35)
From net realized gain on investments	—		—	—	—	—	(0.01)
Total distributions declared to shareholders	$—		$(0.29)	$(0.37)	$(0.31)	$(0.33)	$(0.36)
Net asset value, end of period (x)	$12.92		$12.75	$12.15	$12.07	$11.30	$9.51
Total return (%) (r)(s)(t)(x)	1.33	(n)	7.45	3.90	9.73	22.39	(9.89)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.48	(a)	0.60	0.59	0.62	0.68	0.90
Expenses after expense reductions (f)(h)	0.25	(a)	0.25	0.25	0.28	0.35	0.43
Net investment income (l)	1.69	(a)	2.17	2.83	2.59	3.16	3.44
Portfolio turnover	10	(n)	21	29	29	14	62
Net assets at end of period (000 omitted)	$19,683		$19,813	$15,843	$12,831	$9,605	$6,136

	Six months ended 10/31/13 (unaudited)		Years ended 4/30
			2013	2012	2011	2010	2009
Class B
Net asset value, beginning of period	$12.65		$12.07	$11.98	$11.22	$9.44	$10.91

Income (loss) from investment operations
Net investment income (d)(l)	$0.06		$0.17	$0.24	$0.21	$0.26	$0.27
Net realized and unrealized gain (loss) on investments	0.06		0.62	0.12	0.78	1.77	(1.43)
Total from investment operations	$0.12		$0.79	$0.36	$0.99	$2.03	$(1.16)

Less distributions declared to shareholders
From net investment income	$—		$(0.21)	$(0.27)	$(0.23)	$(0.25)	$(0.30)
From net realized gain on investments	—		—	—	—	—	(0.01)
Total distributions declared to shareholders	$—		$(0.21)	$(0.27)	$(0.23)	$(0.25)	$(0.31)
Net asset value, end of period (x)	$12.77		$12.65	$12.07	$11.98	$11.22	$9.44
Total return (%) (r)(s)(t)(x)	0.95	(n)	6.58	3.09	8.91	21.57	(10.46)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.23	(a)	1.35	1.34	1.37	1.44	1.57
Expenses after expense reductions (f)(h)	1.00	(a)	1.00	1.00	1.03	1.10	1.10
Net investment income (l)	0.94	(a)	1.40	2.04	1.84	2.42	2.77
Portfolio turnover	10	(n)	21	29	29	14	62
Net assets at end of period (000 omitted)	$3,362		$3,205	$2,347	$2,764	$2,096	$1,762

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2010 FUND – continued

	Six months ended 10/31/13 (unaudited)		Years ended 4/30
			2013	2012	2011	2010	2009
Class C
Net asset value, beginning of period	$12.51		$11.95	$11.87	$11.13	$9.40	$10.89

Income (loss) from investment operations
Net investment income (d)(l)	$0.06		$0.17	$0.24	$0.21	$0.26	$0.27
Net realized and unrealized gain (loss) on investments	0.06		0.61	0.11	0.78	1.75	(1.44)
Total from investment operations	$0.12		$0.78	$0.35	$0.99	$2.01	$(1.17)

Less distributions declared to shareholders
From net investment income	$—		$(0.22)	$(0.27)	$(0.25)	$(0.28)	$(0.31)
From net realized gain on investments	—		—	—	—	—	(0.01)
Total distributions declared to shareholders	$—		$(0.22)	$(0.27)	$(0.25)	$(0.28)	$(0.32)
Net asset value, end of period (x)	$12.63		$12.51	$11.95	$11.87	$11.13	$9.40
Total return (%) (r)(s)(t)(x)	0.96	(n)	6.56	3.10	8.98	21.44	(10.52)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.23	(a)	1.35	1.34	1.37	1.42	1.58
Expenses after expense reductions (f)(h)	1.00	(a)	1.00	1.00	1.03	1.10	1.10
Net investment income (l)	0.94	(a)	1.41	2.04	1.86	2.42	2.79
Portfolio turnover	10	(n)	21	29	29	14	62
Net assets at end of period (000 omitted)	$7,854		$7,882	$5,674	$6,206	$4,243	$2,138

	Six months ended 10/31/13 (unaudited)		Years ended 4/30
			2013	2012	2011	2010	2009
Class I
Net asset value, beginning of period	$12.82		$12.21	$12.13	$11.35	$9.54	$11.02

Income (loss) from investment operations
Net investment income (d)(l)	$0.12		$0.30	$0.37	$0.33	$0.37	$0.37
Net realized and unrealized gain (loss) on investments	0.06		0.63	0.11	0.79	1.79	(1.46)
Total from investment operations	$0.18		$0.93	$0.48	$1.12	$2.16	$(1.09)

Less distributions declared to shareholders
From net investment income	$—		$(0.32)	$(0.40)	$(0.34)	$(0.35)	$(0.38)
From net realized gain on investments	—		—	—	—	—	(0.01)
Total distributions declared to shareholders	$—		$(0.32)	$(0.40)	$(0.34)	$(0.35)	$(0.39)
Net asset value, end of period (x)	$13.00		$12.82	$12.21	$12.13	$11.35	$9.54
Total return (%) (r)(s)(x)	1.40	(n)	7.73	4.12	10.01	22.79	(9.64)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.23	(a)	0.35	0.34	0.37	0.44	0.55
Expenses after expense reductions (f)(h)	0.00	(a)	0.00	0.00	0.03	0.10	0.10
Net investment income (l)	1.94	(a)	2.41	3.06	2.82	3.45	3.66
Portfolio turnover	10	(n)	21	29	29	14	62
Net assets at end of period (000 omitted)	$616		$614	$611	$603	$499	$370

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2010 FUND – continued

	Six months ended 10/31/13 (unaudited)		Years ended 4/30
			2013	2012	2011	2010	2009
Class R1
Net asset value, beginning of period	$12.52		$11.94	$11.88	$11.14	$9.39	$10.85

Income (loss) from investment operations
Net investment income (d)(l)	$0.06		$0.17	$0.24	$0.21	$0.26	$0.27
Net realized and unrealized gain (loss) on investments	0.06		0.62	0.11	0.77	1.75	(1.43)
Total from investment operations	$0.12		$0.79	$0.35	$0.98	$2.01	$(1.16)

Less distributions declared to shareholders
From net investment income	$—		$(0.21)	$(0.29)	$(0.24)	$(0.26)	$(0.29)
From net realized gain on investments	—		—	—	—	—	(0.01)
Total distributions declared to shareholders	$—		$(0.21)	$(0.29)	$(0.24)	$(0.26)	$(0.30)
Net asset value, end of period (x)	$12.64		$12.52	$11.94	$11.88	$11.14	$9.39
Total return (%) (r)(s)(x)	0.96	(n)	6.65	3.04	8.92	21.52	(10.49)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.23	(a)	1.35	1.34	1.37	1.43	1.57
Expenses after expense reductions (f)(h)	1.00	(a)	1.00	1.00	1.03	1.10	1.10
Net investment income (l)	0.94	(a)	1.42	2.06	1.86	2.44	2.78
Portfolio turnover	10	(n)	21	29	29	14	62
Net assets at end of period (000 omitted)	$4,677		$5,086	$4,879	$4,348	$3,622	$2,636

	Six months ended 10/31/13 (unaudited)		Years ended 4/30
			2013	2012	2011	2010	2009
Class R2
Net asset value, beginning of period	$12.65		$12.05	$11.98	$11.22	$9.45	$10.92

Income (loss) from investment operations
Net investment income (d)(l)	$0.09		$0.23	$0.30	$0.27	$0.31	$0.32
Net realized and unrealized gain (loss) on investments	0.06		0.63	0.11	0.77	1.77	(1.44)
Total from investment operations	$0.15		$0.86	$0.41	$1.04	$2.08	$(1.12)

Less distributions declared to shareholders
From net investment income	$—		$(0.26)	$(0.34)	$(0.28)	$(0.31)	$(0.34)
From net realized gain on investments	—		—	—	—	—	(0.01)
Total distributions declared to shareholders	$—		$(0.26)	$(0.34)	$(0.28)	$(0.31)	$(0.35)
Net asset value, end of period (x)	$12.80		$12.65	$12.05	$11.98	$11.22	$9.45
Total return (%) (r)(s)(x)	1.19	(n)	7.18	3.59	9.42	22.11	(10.06)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.73	(a)	0.85	0.84	0.87	0.92	1.07
Expenses after expense reductions (f)(h)	0.50	(a)	0.50	0.50	0.53	0.60	0.60
Net investment income (l)	1.44	(a)	1.92	2.56	2.34	2.93	3.28
Portfolio turnover	10	(n)	21	29	29	14	62
Net assets at end of period (000 omitted)	$23,237		$22,719	$25,731	$23,777	$22,114	$13,266

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2010 FUND – continued

	Six months ended 10/31/13 (unaudited)		Years ended 4/30
			2013	2012	2011	2010	2009
Class R3
Net asset value, beginning of period	$12.77		$12.16	$12.08	$11.30	$9.51	$10.98

Income (loss) from investment operations
Net investment income (d)(l)	$0.11		$0.26	$0.33	$0.29	$0.34	$0.35
Net realized and unrealized gain (loss) on investments	0.06		0.64	0.12	0.80	1.78	(1.46)
Total from investment operations	$0.17		$0.90	$0.45	$1.09	$2.12	$(1.11)

Less distributions declared to shareholders
From net investment income	$—		$(0.29)	$(0.37)	$(0.31)	$(0.33)	$(0.35)
From net realized gain on investments	—		—	—	—	—	(0.01)
Total distributions declared to shareholders	$—		$(0.29)	$(0.37)	$(0.31)	$(0.33)	$(0.36)
Net asset value, end of period (x)	$12.94		$12.77	$12.16	$12.08	$11.30	$9.51
Total return (%) (r)(s)(x)	1.33	(n)	7.47	3.85	9.74	22.39	(9.85)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.48	(a)	0.60	0.59	0.62	0.69	0.81
Expenses after expense reductions (f)(h)	0.25	(a)	0.25	0.25	0.28	0.35	0.35
Net investment income (l)	1.68	(a)	2.14	2.77	2.55	3.19	3.49
Portfolio turnover	10	(n)	21	29	29	14	62
Net assets at end of period (000 omitted)	$9,800		$7,348	$7,665	$6,278	$5,536	$4,658

	Six months ended 10/31/13 (unaudited)		Years ended 4/30
			2013	2012	2011	2010	2009
Class R4
Net asset value, beginning of period	$12.80		$12.19	$12.11	$11.34	$9.53	$11.01

Income (loss) from investment operations
Net investment income (d)(l)	$0.12		$0.26	$0.36	$0.33	$0.36	$0.37
Net realized and unrealized gain (loss) on investments	0.07		0.67	0.12	0.78	1.80	(1.46)
Total from investment operations	$0.19		$0.93	$0.48	$1.11	$2.16	$(1.09)

Less distributions declared to shareholders
From net investment income	$—		$(0.32)	$(0.40)	$(0.34)	$(0.35)	$(0.38)
From net realized gain on investments	—		—	—	—	—	(0.01)
Total distributions declared to shareholders	$—		$(0.32)	$(0.40)	$(0.34)	$(0.35)	$(0.39)
Net asset value, end of period (x)	$12.99		$12.80	$12.19	$12.11	$11.34	$9.53
Total return (%) (r)(s)(x)	1.48	(n)	7.74	4.12	9.93	22.81	(9.64)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.23	(a)	0.29	0.34	0.37	0.43	0.52
Expenses after expense reductions (f)(h)	0.00	(a)	0.00	0.00	0.04	0.10	0.10
Net investment income (l)	1.93	(a)	2.05	3.04	2.84	3.39	3.48
Portfolio turnover	10	(n)	21	29	29	14	62
Net assets at end of period (000 omitted)	$42,066		$37,294	$519	$261	$176	$108

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2010 FUND – continued

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2015 FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 10/31/13 (unaudited)		Period ended 4/30/13 (c)

Class A
Net asset value, beginning of period	$10.45		$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.09		$0.11
Net realized and unrealized gain (loss) on investments	0.11		0.41
Total from investment operations	$0.20		$0.52

Less distributions declared to shareholders
From net investment income	$—		$(0.07)
Net asset value, end of period (x)	$10.65		$10.45
Total return (%) (r)(s)(t)(x)	1.91	(n)	5.20	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.72	(a)	8.83	(a)
Expenses after expense reductions (f)(h)	0.25	(a)	0.25	(a)
Net investment income (l)	1.62	(a)	2.21	(a)
Portfolio turnover	8	(n)	6	(n)
Net assets at end of period (000 omitted)	$880		$221

	Six months ended 10/31/13 (unaudited)		Period ended 4/30/13 (c)

Class B
Net asset value, beginning of period	$10.42		$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.05		$0.08
Net realized and unrealized gain (loss) on investments	0.11		0.39
Total from investment operations	$0.16		$0.47

Less distributions declared to shareholders
From net investment income	$—		$(0.05)
Net asset value, end of period (x)	$10.58		$10.42
Total return (%) (r)(s)(t)(x)	1.54	(n)	4.76	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.50	(a)	10.44	(a)
Expenses after expense reductions (f)(h)	1.00	(a)	1.00	(a)
Net investment income (l)	0.92	(a)	1.56	(a)
Portfolio turnover	8	(n)	6	(n)
Net assets at end of period (000 omitted)	$131		$105

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2015 FUND – continued

	Six months ended 10/31/13 (unaudited)		Period ended 4/30/13 (c)

Class C
Net asset value, beginning of period	$10.42		$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.05		$0.08
Net realized and unrealized gain (loss) on investments	0.11		0.39
Total from investment operations	$0.16		$0.47

Less distributions declared to shareholders
From net investment income	$—		$(0.05)
Net asset value, end of period (x)	$10.58		$10.42
Total return (%) (r)(s)(t)(x)	1.54	(n)	4.76	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.48	(a)	10.43	(a)
Expenses after expense reductions (f)(h)	1.00	(a)	1.00	(a)
Net investment income (l)	0.88	(a)	1.56	(a)
Portfolio turnover	8	(n)	6	(n)
Net assets at end of period (000 omitted)	$349		$106

	Six months ended 10/31/13 (unaudited)		Period ended 4/30/13 (c)

Class I
Net asset value, beginning of period	$10.46		$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.10		$0.13
Net realized and unrealized gain (loss) on investments	0.11		0.40
Total from investment operations	$0.21		$0.53

Less distributions declared to shareholders
From net investment income	$—		$(0.07)
Net asset value, end of period (x)	$10.67		$10.46
Total return (%) (r)(s)(x)	2.01	(n)	5.33	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.51	(a)	9.43	(a)
Expenses after expense reductions (f)(h)	0.00	(a)	0.00	(a)
Net investment income (l)	1.91	(a)	2.55	(a)
Portfolio turnover	8	(n)	6	(n)
Net assets at end of period (000 omitted)	$107		$105

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2015 FUND – continued

	Six months ended 10/31/13 (unaudited)		Period ended 4/30/13 (c)

Class R1
Net asset value, beginning of period	$10.42		$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.05		$0.08
Net realized and unrealized gain (loss) on investments	0.11		0.39
Total from investment operations	$0.16		$0.47

Less distributions declared to shareholders
From net investment income	$—		$(0.05)
Net asset value, end of period (x)	$10.58		$10.42
Total return (%) (r)(s)(x)	1.54	(n)	4.76	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.50	(a)	10.44	(a)
Expenses after expense reductions (f)(h)	1.00	(a)	1.00	(a)
Net investment income (l)	0.92	(a)	1.56	(a)
Portfolio turnover	8	(n)	6	(n)
Net assets at end of period (000 omitted)	$106		$105

	Six months ended 10/31/13 (unaudited)		Period ended 4/30/13 (c)

Class R2
Net asset value, beginning of period	$10.44		$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.07		$0.10
Net realized and unrealized gain (loss) on investments	0.11		0.40
Total from investment operations	$0.18		$0.50

Less distributions declared to shareholders
From net investment income	$—		$(0.06)
Net asset value, end of period (x)	$10.62		$10.44
Total return (%) (r)(s)(x)	1.72	(n)	5.04	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.95	(a)	9.93	(a)
Expenses after expense reductions (f)(h)	0.50	(a)	0.50	(a)
Net investment income (l)	1.35	(a)	2.06	(a)
Portfolio turnover	8	(n)	6	(n)
Net assets at end of period (000 omitted)	$955		$105

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2015 FUND – continued

	Six months ended 10/31/13 (unaudited)		Period ended 4/30/13 (c)

Class R3
Net asset value, beginning of period	$10.44		$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.09		$0.09
Net realized and unrealized gain (loss) on investments	0.11		0.42
Total from investment operations	$0.20		$0.51

Less distributions declared to shareholders
From net investment income	$—		$(0.07)
Net asset value, end of period (x)	$10.64		$10.44
Total return (%) (r)(s)(x)	1.92	(n)	5.09	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.74	(a)	2.85	(a)
Expenses after expense reductions (f)(h)	0.25	(a)	0.25	(a)
Net investment income (l)	1.64	(a)	1.78	(a)
Portfolio turnover	8	(n)	6	(n)
Net assets at end of period (000 omitted)	$3,385		$1,781

	Six months ended 10/31/13 (unaudited)		Period ended 4/30/13 (c)

Class R4
Net asset value, beginning of period	$10.45		$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.10		$0.10
Net realized and unrealized gain (loss) on investments	0.11		0.42
Total from investment operations	$0.21		$0.52

Less distributions declared to shareholders
From net investment income	$—		$(0.07)
Net asset value, end of period (x)	$10.66		$10.45
Total return (%) (r)(s)(x)	2.01	(n)	5.23	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.50	(a)	0.46	(a)
Expenses after expense reductions (f)(h)	0.00	(a)	0.00	(a)
Net investment income (l)	1.91	(a)	1.93	(a)
Portfolio turnover	8	(n)	6	(n)
Net assets at end of period (000 omitted)	$33,849		$27,376

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2015 FUND – continued

(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, November 2, 2012, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2020 FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 10/31/13 (unaudited)		Years ended 4/30
			2013	2012		2011	2010	2009
Class A
Net asset value, beginning of period	$12.49		$11.54	$11.61		$10.30	$7.97	$11.36

Income (loss) from investment operations
Net investment income (d)(l)	$0.09		$0.23	$0.25		$0.20	$0.22	$0.21
Net realized and unrealized gain (loss) on investments	0.37		0.95	(0.02	)(g)	1.34	2.36	(3.28)
Total from investment operations	$0.46		$1.18	$0.23		$1.54	$2.58	$(3.07)

Less distributions declared to shareholders
From net investment income	$—		$(0.23)	$(0.30)		$(0.23)	$(0.25)	$(0.26)
From net realized gain on investments	—		—	—		—	—	(0.06)
Total distributions declared to shareholders	$—		$(0.23)	$(0.30)		$(0.23)	$(0.25)	$(0.32)
Net asset value, end of period (x)	$12.95		$12.49	$11.54		$11.61	$10.30	$7.97
Total return (%) (r)(s)(t)(x)	3.68	(n)	10.34	2.15		15.11	32.47	(26.93)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.36	(a)	0.42	0.43		0.44	0.46	0.60
Expenses after expense reductions (f)(h)	0.25	(a)	0.25	0.25		0.28	0.35	0.43
Net investment income (l)	1.44	(a)	1.94	2.27		1.91	2.28	2.35
Portfolio turnover	8	(n)	15	14		19	9	38
Net assets at end of period (000 omitted)	$41,841		$39,924	$33,245		$27,869	$20,097	$10,928

	Six months ended 10/31/13 (unaudited)		Years ended 4/30
			2013	2012		2011	2010	2009
Class B
Net asset value, beginning of period	$12.40		$11.45	$11.52		$10.23	$7.92	$11.28

Income (loss) from investment operations
Net investment income (d)(l)	$0.04		$0.14	$0.17		$0.12	$0.15	$0.15
Net realized and unrealized gain (loss) on investments	0.37		0.96	(0.03	)(g)	1.33	2.34	(3.26)
Total from investment operations	$0.41		$1.10	$0.14		$1.45	$2.49	$(3.11)

Less distributions declared to shareholders
From net investment income	$—		$(0.15)	$(0.21)		$(0.16)	$(0.18)	$(0.19)
From net realized gain on investments	—		—	—		—	—	(0.06)
Total distributions declared to shareholders	$—		$(0.15)	$(0.21)		$(0.16)	$(0.18)	$(0.25)
Net asset value, end of period (x)	$12.81		$12.40	$11.45		$11.52	$10.23	$7.92
Total return (%) (r)(s)(t)(x)	3.31	(n)	9.65	1.36		14.23	31.53	(27.49)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.11	(a)	1.17	1.18		1.19	1.22	1.26
Expenses after expense reductions (f)(h)	1.00	(a)	1.00	1.00		1.03	1.10	1.10
Net investment income (l)	0.69	(a)	1.19	1.51		1.16	1.55	1.63
Portfolio turnover	8	(n)	15	14		19	9	38
Net assets at end of period (000 omitted)	$7,011		$6,777	$5,820		$5,649	$4,418	$3,176
See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2020 FUND – continued

	Six months ended 10/31/13 (unaudited)		Years ended 4/30
			2013	2012		2011	2010	2009
Class C
Net asset value, beginning of period	$12.27		$11.34	$11.43		$10.16	$7.88	$11.24

Income (loss) from investment operations
Net investment income (d)(l)	$0.04		$0.14	$0.17		$0.12	$0.15	$0.14
Net realized and unrealized gain (loss) on investments	0.36		0.94	(0.03	)(g)	1.32	2.32	(3.24)
Total from investment operations	$0.40		$1.08	$0.14		$1.44	$2.47	$(3.10)

Less distributions declared to shareholders
From net investment income	$—		$(0.15)	$(0.23)		$(0.17)	$(0.19)	$(0.20)
From net realized gain on investments	—		—	—		—	—	(0.06)
Total distributions declared to shareholders	$—		$(0.15)	$(0.23)		$(0.17)	$(0.19)	$(0.26)
Net asset value, end of period (x)	$12.67		$12.27	$11.34		$11.43	$10.16	$7.88
Total return (%) (r)(s)(t)(x)	3.26	(n)	9.64	1.33		14.27	31.52	(27.49)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.11	(a)	1.17	1.18		1.19	1.21	1.27
Expenses after expense reductions (f)(h)	1.00	(a)	1.00	1.00		1.03	1.10	1.10
Net investment income (l)	0.69	(a)	1.19	1.54		1.17	1.58	1.62
Portfolio turnover	8	(n)	15	14		19	9	38
Net assets at end of period (000 omitted)	$16,856		$16,209	$11,862		$9,727	$5,978	$3,036

	Six months ended 10/31/13 (unaudited)		Years ended 4/30
			2013	2012		2011	2010	2009
Class I
Net asset value, beginning of period	$12.56		$11.59	$11.66		$10.34	$8.00	$11.41

Income (loss) from investment operations
Net investment income (d)(l)	$0.11		$0.26	$0.28		$0.23	$0.24	$0.24
Net realized and unrealized gain (loss) on investments	0.37		0.97	(0.03	)(g)	1.34	2.37	(3.30)
Total from investment operations	$0.48		$1.23	$0.25		$1.57	$2.61	$(3.06)

Less distributions declared to shareholders
From net investment income	$—		$(0.26)	$(0.32)		$(0.25)	$(0.27)	$(0.29)
From net realized gain on investments	—		—	—		—	—	(0.06)
Total distributions declared to shareholders	$—		$(0.26)	$(0.32)		$(0.25)	$(0.27)	$(0.35)
Net asset value, end of period (x)	$13.04		$12.56	$11.59		$11.66	$10.34	$8.00
Total return (%) (r)(s)(x)	3.82	(n)	10.73	2.38		15.39	32.75	(26.72)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.12	(a)	0.17	0.18		0.19	0.22	0.27
Expenses after expense reductions (f)(h)	0.00	(a)	0.00	0.00		0.03	0.10	0.10
Net investment income (l)	1.69	(a)	2.18	2.50		2.19	2.57	2.65
Portfolio turnover	8	(n)	15	14		19	9	38
Net assets at end of period (000 omitted)	$2,623		$2,778	$1,948		$1,488	$857	$645

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2020 FUND – continued

	Six months ended 10/31/13 (unaudited)		Years ended 4/30
			2013	2012		2011	2010	2009
Class R1
Net asset value, beginning of period	$12.39		$11.43	$11.50		$10.20	$7.90	$11.23

Income (loss) from investment operations
Net investment income (d)(l)	$0.04		$0.14	$0.17		$0.12	$0.14	$0.14
Net realized and unrealized gain (loss) on investments	0.36		0.96	(0.03	)(g)	1.33	2.34	(3.23)
Total from investment operations	$0.40		$1.10	$0.14		$1.45	$2.48	$(3.09)

Less distributions declared to shareholders
From net investment income	$—		$(0.14)	$(0.21)		$(0.15)	$(0.18)	$(0.18)
From net realized gain on investments	—		—	—		—	—	(0.06)
Total distributions declared to shareholders	$—		$(0.14)	$(0.21)		$(0.15)	$(0.18)	$(0.24)
Net asset value, end of period (x)	$12.79		$12.39	$11.43		$11.50	$10.20	$7.90
Total return (%) (r)(s)(x)	3.23	(n)	9.65	1.32		14.26	31.53	(27.46)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.11	(a)	1.18	1.18		1.19	1.22	1.26
Expenses after expense reductions (f)(h)	1.00	(a)	1.00	1.00		1.03	1.10	1.10
Net investment income (l)	0.69	(a)	1.19	1.50		1.14	1.55	1.53
Portfolio turnover	8	(n)	15	14		19	9	38
Net assets at end of period (000 omitted)	$8,205		$8,293	$8,804		$9,509	$9,195	$6,757

	Six months ended 10/31/13 (unaudited)		Years ended 4/30
			2013	2012		2011	2010	2009
Class R2
Net asset value, beginning of period	$12.42		$11.46	$11.54		$10.24	$7.93	$11.31

Income (loss) from investment operations
Net investment income (d)(l)	$0.07		$0.20	$0.22		$0.18	$0.19	$0.19
Net realized and unrealized gain (loss) on investments	0.36		0.96	(0.03	)(g)	1.33	2.35	(3.26)
Total from investment operations	$0.43		$1.16	$0.19		$1.51	$2.54	$(3.07)

Less distributions declared to shareholders
From net investment income	$—		$(0.20)	$(0.27)		$(0.21)	$(0.23)	$(0.25)
From net realized gain on investments	—		—	—		—	—	(0.06)
Total distributions declared to shareholders	$—		$(0.20)	$(0.27)		$(0.21)	$(0.23)	$(0.31)
Net asset value, end of period (x)	$12.85		$12.42	$11.46		$11.54	$10.24	$7.93
Total return (%) (r)(s)(x)	3.46	(n)	10.21	1.82		14.84	32.13	(27.05)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.61	(a)	0.68	0.68		0.69	0.72	0.77
Expenses after expense reductions (f)(h)	0.50	(a)	0.50	0.50		0.53	0.60	0.60
Net investment income (l)	1.19	(a)	1.68	2.02		1.66	2.06	2.18
Portfolio turnover	8	(n)	15	14		19	9	38
Net assets at end of period (000 omitted)	$69,366		$65,371	$67,060		$61,509	$49,039	$31,030

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2020 FUND – continued

	Six months ended 10/31/13 (unaudited)		Years ended 4/30
			2013	2012		2011	2010	2009
Class R3
Net asset value, beginning of period	$12.50		$11.54	$11.62		$10.30	$7.97	$11.36

Income (loss) from investment operations
Net investment income (d)(l)	$0.09		$0.23	$0.25		$0.20	$0.22	$0.21
Net realized and unrealized gain (loss) on investments	0.37		0.96	(0.03	)(g)	1.35	2.36	(3.28)
Total from investment operations	$0.46		$1.19	$0.22		$1.55	$2.58	$(3.07)

Less distributions declared to shareholders
From net investment income	$—		$(0.23)	$(0.30)		$(0.23)	$(0.25)	$(0.26)
From net realized gain on investments	—		—	—		—	—	(0.06)
Total distributions declared to shareholders	$—		$(0.23)	$(0.30)		$(0.23)	$(0.25)	$(0.32)
Net asset value, end of period (x)	$12.96		$12.50	$11.54		$11.62	$10.30	$7.97
Total return (%) (r)(s)(x)	3.68	(n)	10.46	2.06		15.18	32.47	(26.91)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.36	(a)	0.42	0.43		0.44	0.47	0.51
Expenses after expense reductions (f)(h)	0.25	(a)	0.25	0.25		0.28	0.35	0.35
Net investment income (l)	1.44	(a)	1.94	2.27		1.91	2.31	2.33
Portfolio turnover	8	(n)	15	14		19	9	38
Net assets at end of period (000 omitted)	$43,559		$41,188	$23,615		$19,344	$15,848	$11,616

	Six months ended 10/31/13 (unaudited)		Years ended 4/30
			2013	2012		2011	2010	2009
Class R4
Net asset value, beginning of period	$12.55		$11.58	$11.65		$10.34	$7.99	$11.40

Income (loss) from investment operations
Net investment income (d)(l)	$0.11		$0.27	$0.29		$0.21	$0.24	$0.22
Net realized and unrealized gain (loss) on investments	0.36		0.96	(0.04	)(g)	1.35	2.38	(3.28)
Total from investment operations	$0.47		$1.23	$0.25		$1.56	$2.62	$(3.06)

Less distributions declared to shareholders
From net investment income	$—		$(0.26)	$(0.32)		$(0.25)	$(0.27)	$(0.29)
From net realized gain on investments	—		—	—		—	—	(0.06)
Total distributions declared to shareholders	$—		$(0.26)	$(0.32)		$(0.25)	$(0.27)	$(0.35)
Net asset value, end of period (x)	$13.02		$12.55	$11.58		$11.65	$10.34	$7.99
Total return (%) (r)(s)(x)	3.75	(n)	10.74	2.39		15.29	32.92	(26.75)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.11	(a)	0.16	0.18		0.19	0.21	0.23
Expenses after expense reductions (f)(h)	0.00	(a)	0.00	0.00		0.05	0.10	0.10
Net investment income (l)	1.68	(a)	2.21	2.61		2.03	2.54	1.99
Portfolio turnover	8	(n)	15	14		19	9	38
Net assets at end of period (000 omitted)	$130,711		$109,518	$1,583		$441	$344	$204

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2020 FUND – continued

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests and for interim net investment income ratios, the actual annual net investment income ratio may differ. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2025 FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 10/31/13 (unaudited)		Period ended 4/30/13 (c)
Class A
Net asset value, beginning of period	$10.86		$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.06		$0.09
Net realized and unrealized gain (loss) on investments	0.59		0.86
Total from investment operations	$0.65		$0.95

Less distributions declared to shareholders
From net investment income	$—		$(0.09)
Net asset value, end of period (x)	$11.51		$10.86
Total return (%) (r)(s)(t)(x)	5.99	(n)	9.61	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.55	(a)	7.31	(a)
Expenses after expense reductions (f)(h)	0.25	(a)	0.25	(a)
Net investment income (l)	1.04	(a)	1.75	(a)
Portfolio turnover	5	(n)	8	(n)
Net assets at end of period (000 omitted)	$3,242		$380

	Six months ended 10/31/13 (unaudited)		Period ended 4/30/13 (c)
Class B
Net asset value, beginning of period	$10.83		$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.02		$0.04
Net realized and unrealized gain (loss) on investments	0.58		0.87
Total from investment operations	$0.60		$0.91

Less distributions declared to shareholders
From net investment income	$—		$(0.08)
Net asset value, end of period (x)	$11.43		$10.83
Total return (%) (r)(s)(t)(x)	5.54	(n)	9.19	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.31	(a)	7.38	(a)
Expenses after expense reductions (f)(h)	1.00	(a)	1.00	(a)
Net investment income (l)	0.29	(a)	0.86	(a)
Portfolio turnover	5	(n)	8	(n)
Net assets at end of period (000 omitted)	$526		$343

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2025 FUND – continued

	Six months ended 10/31/13 (unaudited)		Period ended 4/30/13 (c)
Class C
Net asset value, beginning of period	$10.83		$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.01		$0.07
Net realized and unrealized gain (loss) on investments	0.60		0.84
Total from investment operations	$0.61		$0.91

Less distributions declared to shareholders
From net investment income	$—		$(0.08)
Net asset value, end of period (x)	$11.44		$10.83
Total return (%) (r)(s)(t)(x)	5.63	(n)	9.19	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.30	(a)	9.16	(a)
Expenses after expense reductions (f)(h)	1.00	(a)	1.00	(a)
Net investment income (l)	0.26	(a)	1.30	(a)
Portfolio turnover	5	(n)	8	(n)
Net assets at end of period (000 omitted)	$667		$171

	Six months ended 10/31/13 (unaudited)		Period ended 4/30/13 (c)
Class I
Net asset value, beginning of period	$10.87		$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.07		$0.12
Net realized and unrealized gain (loss) on investments	0.59		0.85
Total from investment operations	$0.66		$0.97

Less distributions declared to shareholders
From net investment income	$—		$(0.10)
Net asset value, end of period (x)	$11.53		$10.87
Total return (%) (r)(s)(x)	6.07	(n)	9.76	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.31	(a)	9.11	(a)
Expenses after expense reductions (f)(h)	0.00	(a)	0.00	(a)
Net investment income (l)	1.29	(a)	2.45	(a)
Portfolio turnover	5	(n)	8	(n)
Net assets at end of period (000 omitted)	$343		$110

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2025 FUND – continued

	Six months ended 10/31/13 (unaudited)		Period ended 4/30/13 (c)
Class R1
Net asset value, beginning of period	$10.83		$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.02		$0.07
Net realized and unrealized gain (loss) on investments	0.58		0.84
Total from investment operations	$0.60		$0.91

Less distributions declared to shareholders
From net investment income	$—		$(0.08)
Net asset value, end of period (x)	$11.43		$10.83
Total return (%) (r)(s)(x)	5.54	(n)	9.19	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.32	(a)	10.12	(a)
Expenses after expense reductions (f)(h)	1.00	(a)	1.00	(a)
Net investment income (l)	0.30	(a)	1.45	(a)
Portfolio turnover	5	(n)	8	(n)
Net assets at end of period (000 omitted)	$115		$109

	Six months ended 10/31/13 (unaudited)		Period ended 4/30/13 (c)
Class R2
Net asset value, beginning of period	$10.85		$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.04		$0.10
Net realized and unrealized gain (loss) on investments	0.60		0.84
Total from investment operations	$0.64		$0.94

Less distributions declared to shareholders
From net investment income	$—		$(0.09)
Net asset value, end of period (x)	$11.49		$10.85
Total return (%) (r)(s)(x)	5.90	(n)	9.48	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.78	(a)	9.60	(a)
Expenses after expense reductions (f)(h)	0.50	(a)	0.50	(a)
Net investment income (l)	0.77	(a)	1.95	(a)
Portfolio turnover	5	(n)	8	(n)
Net assets at end of period (000 omitted)	$910		$121

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2025 FUND – continued

	Six months ended 10/31/13 (unaudited)		Period ended 4/30/13 (c)
Class R3
Net asset value, beginning of period	$10.86		$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.06		$0.06
Net realized and unrealized gain (loss) on investments	0.58		0.89
Total from investment operations	$0.64		$0.95

Less distributions declared to shareholders
From net investment income	$—		$(0.09)
Net asset value, end of period (x)	$11.50		$10.86
Total return (%) (r)(s)(x)	5.89	(n)	9.62	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.55	(a)	1.74	(a)
Expenses after expense reductions (f)(h)	0.25	(a)	0.25	(a)
Net investment income (l)	1.03	(a)	1.13	(a)
Portfolio turnover	5	(n)	8	(n)
Net assets at end of period (000 omitted)	$7,745		$3,065

	Six months ended 10/31/13 (unaudited)		Period ended 4/30/13 (c)
Class R4
Net asset value, beginning of period	$10.87		$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.07		$0.07
Net realized and unrealized gain (loss) on investments	0.59		0.90
Total from investment operations	$0.66		$0.97

Less distributions declared to shareholders
From net investment income	$—		$(0.10)
Net asset value, end of period (x)	$11.53		$10.87
Total return (%) (r)(s)(x)	6.07	(n)	9.76	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.31	(a)	0.33	(a)
Expenses after expense reductions (f)(h)	0.00	(a)	0.00	(a)
Net investment income (l)	1.29	(a)	1.28	(a)
Portfolio turnover	5	(n)	8	(n)
Net assets at end of period (000 omitted)	$54,953		$40,552

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2025 FUND – continued

(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, November 2, 2012, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2030 FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 10/31/13 (unaudited)		Years ended 4/30
			2013	2012	2011	2010	2009
Class A
Net asset value, beginning of period	$12.51		$11.10	$11.39	$9.66	$7.08	$11.41

Income (loss) from investment operations
Net investment income (d)(l)	$0.04		$0.15	$0.15	$0.11	$0.13	$0.08
Net realized and unrealized gain (loss) on investments	0.92		1.42	(0.23)	1.78	2.63	(4.14)
Total from investment operations	$0.96		$1.57	$(0.08)	$1.89	$2.76	$(4.06)

Less distributions declared to shareholders
From net investment income	$—		$(0.16)	$(0.21)	$(0.16)	$(0.18)	$(0.16)
From net realized gain on investments	—		—	—	—	—	(0.11)
Total distributions declared to shareholders	$—		$(0.16)	$(0.21)	$(0.16)	$(0.18)	$(0.27)
Net asset value, end of period (x)	$13.47		$12.51	$11.10	$11.39	$9.66	$7.08
Total return (%) (r)(s)(t)(x)	7.67	(n)	14.24	(0.49)	19.70	39.08	(35.45)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.38	(a)	0.46	0.47	0.50	0.55	0.74
Expenses after expense reductions (f)(h)	0.25	(a)	0.25	0.25	0.28	0.35	0.44
Net investment income (l)	0.65	(a)	1.32	1.40	1.13	1.45	0.98
Portfolio turnover	3	(n)	13	12	15	6	38
Net assets at end of period (000 omitted)	$33,266		$26,738	$18,822	$15,665	$9,817	$4,634

	Six months ended 10/31/13 (unaudited)		Years ended 4/30
			2013	2012	2011	2010	2009
Class B
Net asset value, beginning of period	$12.37		$10.99	$11.27	$9.58	$7.03	$11.32

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.01)		$0.07	$0.07	$0.04	$0.06	$0.02
Net realized and unrealized gain (loss) on investments	0.91		1.39	(0.21)	1.74	2.61	(4.09)
Total from investment operations	$0.90		$1.46	$(0.14)	$1.78	$2.67	$(4.07)

Less distributions declared to shareholders
From net investment income	$—		$(0.08)	$(0.14)	$(0.09)	$(0.12)	$(0.11)
From net realized gain on investments	—		—	—	—	—	(0.11)
Total distributions declared to shareholders	$—		$(0.08)	$(0.14)	$(0.09)	$(0.12)	$(0.22)
Net asset value, end of period (x)	$13.27		$12.37	$10.99	$11.27	$9.58	$7.03
Total return (%) (r)(s)(t)(x)	7.28	(n)	13.39	(1.16)	18.69	38.07	(35.89)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.13	(a)	1.21	1.22	1.25	1.31	1.41
Expenses after expense reductions (f)(h)	1.00	(a)	1.00	1.00	1.03	1.10	1.10
Net investment income (loss) (l)	(0.11	)(a)	0.60	0.63	0.37	0.72	0.24
Portfolio turnover	3	(n)	13	12	15	6	38
Net assets at end of period (000 omitted)	$7,290		$6,347	$4,497	$3,996	$2,911	$1,735

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2030 FUND – continued

	Six months ended 10/31/13 (unaudited)		Years ended 4/30
			2013	2012	2011	2010	2009
Class C
Net asset value, beginning of period	$12.33		$10.94	$11.24	$9.56	$7.03	$11.34

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.01)		$0.06	$0.06	$0.04	$0.06	$0.03
Net realized and unrealized gain (loss) on investments	0.90		1.41	(0.22)	1.75	2.60	(4.10)
Total from investment operations	$0.89		$1.47	$(0.16)	$1.79	$2.66	$(4.07)

Less distributions declared to shareholders
From net investment income	$—		$(0.08)	$(0.14)	$(0.11)	$(0.13)	$(0.13)
From net realized gain on investments	—		—	—	—	—	(0.11)
Total distributions declared to shareholders	$—		$(0.08)	$(0.14)	$(0.11)	$(0.13)	$(0.24)
Net asset value, end of period (x)	$13.22		$12.33	$10.94	$11.24	$9.56	$7.03
Total return (%) (r)(s)(t)(x)	7.22	(n)	13.48	(1.27)	18.81	37.90	(35.82)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.13	(a)	1.21	1.22	1.25	1.30	1.42
Expenses after expense reductions (f)(h)	1.00	(a)	1.00	1.00	1.02	1.10	1.10
Net investment income (loss) (l)	(0.11	)(a)	0.57	0.62	0.39	0.70	0.42
Portfolio turnover	3	(n)	13	12	15	6	38
Net assets at end of period (000 omitted)	$11,309		$8,949	$6,861	$5,594	$2,495	$981

	Six months ended 10/31/13 (unaudited)		Years ended 4/30
			2013	2012	2011	2010	2009
Class I
Net asset value, beginning of period	$12.58		$11.15	$11.43	$9.70	$7.11	$11.46

Income (loss) from investment operations
Net investment income (d)(l)	$0.06		$0.18	$0.17	$0.14	$0.16	$0.11
Net realized and unrealized gain (loss) on investments	0.91		1.43	(0.21)	1.77	2.63	(4.16)
Total from investment operations	$0.97		$1.61	$(0.04)	$1.91	$2.79	$(4.05)

Less distributions declared to shareholders
From net investment income	$—		$(0.18)	$(0.24)	$(0.18)	$(0.20)	$(0.19)
From net realized gain on investments	—		—	—	—	—	(0.11)
Total distributions declared to shareholders	$—		$(0.18)	$(0.24)	$(0.18)	$(0.20)	$(0.30)
Net asset value, end of period (x)	$13.55		$12.58	$11.15	$11.43	$9.70	$7.11
Total return (%) (r)(s)(x)	7.71	(n)	14.60	(0.17)	19.85	39.32	(35.18)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.13	(a)	0.21	0.22	0.25	0.32	0.41
Expenses after expense reductions (f)(h)	0.00	(a)	0.00	0.00	0.03	0.10	0.10
Net investment income (l)	0.88	(a)	1.60	1.59	1.35	1.79	1.29
Portfolio turnover	3	(n)	13	12	15	6	38
Net assets at end of period (000 omitted)	$7,103		$6,207	$4,121	$3,009	$1,958	$1,149

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2030 FUND – continued

	Six months ended 10/31/13 (unaudited)		Years ended 4/30
			2013	2012	2011	2010	2009
Class R1
Net asset value, beginning of period	$12.39		$10.99	$11.28	$9.57	$7.03	$11.29

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.01)		$0.07	$0.07	$0.03	$0.07	$0.02
Net realized and unrealized gain (loss) on investments	0.90		1.41	(0.23)	1.76	2.60	(4.08)
Total from investment operations	$0.89		$1.48	$(0.16)	$1.79	$2.67	$(4.06)

Less distributions declared to shareholders
From net investment income	$—		$(0.08)	$(0.13)	$(0.08)	$(0.13)	$(0.09)
From net realized gain on investments	—		—	—	—	—	(0.11)
Total distributions declared to shareholders	$—		$(0.08)	$(0.13)	$(0.08)	$(0.13)	$(0.20)
Net asset value, end of period (x)	$13.28		$12.39	$10.99	$11.28	$9.57	$7.03
Total return (%) (r)(s)(x)	7.18	(n)	13.51	(1.26)	18.76	38.06	(35.87)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.13	(a)	1.21	1.22	1.25	1.31	1.40
Expenses after expense reductions (f)(h)	1.00	(a)	1.00	1.00	1.03	1.10	1.10
Net investment income (loss) (l)	(0.11	)(a)	0.58	0.63	0.35	0.79	0.24
Portfolio turnover	3	(n)	13	12	15	6	38
Net assets at end of period (000 omitted)	$10,191		$9,253	$7,355	$6,558	$6,389	$3,717

	Six months ended 10/31/13 (unaudited)		Years ended 4/30
			2013	2012	2011	2010	2009
Class R2
Net asset value, beginning of period	$12.42		$11.01	$11.30	$9.59	$7.04	$11.35

Income (loss) from investment operations
Net investment income (d)(l)	$0.02		$0.12	$0.12	$0.09	$0.11	$0.07
Net realized and unrealized gain (loss) on investments	0.90		1.42	(0.22)	1.76	2.60	(4.11)
Total from investment operations	$0.92		$1.54	$(0.10)	$1.85	$2.71	$(4.04)

Less distributions declared to shareholders
From net investment income	$—		$(0.13)	$(0.19)	$(0.14)	$(0.16)	$(0.16)
From net realized gain on investments	—		—	—	—	—	(0.11)
Total distributions declared to shareholders	$—		$(0.13)	$(0.19)	$(0.14)	$(0.16)	$(0.27)
Net asset value, end of period (x)	$13.34		$12.42	$11.01	$11.30	$9.59	$7.04
Total return (%) (r)(s)(x)	7.41	(n)	14.05	(0.75)	19.38	38.63	(35.51)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.63	(a)	0.71	0.72	0.75	0.81	0.91
Expenses after expense reductions (f)(h)	0.50	(a)	0.50	0.50	0.53	0.60	0.60
Net investment income (l)	0.39	(a)	1.08	1.14	0.88	1.25	0.89
Portfolio turnover	3	(n)	13	12	15	6	38
Net assets at end of period (000 omitted)	$68,909		$59,251	$54,704	$48,253	$36,518	$20,269

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2030 FUND – continued

	Six months ended 10/31/13 (unaudited)		Years ended 4/30
			2013	2012	2011	2010	2009
Class R3
Net asset value, beginning of period	$12.49		$11.08	$11.37	$9.64	$7.07	$11.40

Income (loss) from investment operations
Net investment income (d)(l)	$0.04		$0.15	$0.14	$0.11	$0.13	$0.10
Net realized and unrealized gain (loss) on investments	0.91		1.42	(0.22)	1.78	2.62	(4.15)
Total from investment operations	$0.95		$1.57	$(0.08)	$1.89	$2.75	$(4.05)

Less distributions declared to shareholders
From net investment income	$—		$(0.16)	$(0.21)	$(0.16)	$(0.18)	$(0.17)
From net realized gain on investments	—		—	—	—	—	(0.11)
Total distributions declared to shareholders	$—		$(0.16)	$(0.21)	$(0.16)	$(0.18)	$(0.28)
Net asset value, end of period (x)	$13.44		$12.49	$11.08	$11.37	$9.64	$7.07
Total return (%) (r)(s)(x)	7.61	(n)	14.26	(0.50)	19.73	38.99	(35.40)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.38	(a)	0.46	0.47	0.50	0.56	0.65
Expenses after expense reductions (f)(h)	0.25	(a)	0.25	0.25	0.28	0.35	0.35
Net investment income (l)	0.63	(a)	1.30	1.36	1.14	1.50	1.16
Portfolio turnover	3	(n)	13	12	15	6	38
Net assets at end of period (000 omitted)	$51,964		$35,972	$25,364	$18,169	$13,516	$8,597

	Six months ended 10/31/13 (unaudited)		Years ended 4/30
			2013	2012	2011	2010	2009
Class R4
Net asset value, beginning of period	$12.56		$11.14	$11.42	$9.69	$7.10	$11.44

Income (loss) from investment operations
Net investment income (d)(l)	$0.06		$0.20	$0.17	$0.14	$0.14	$0.04
Net realized and unrealized gain (loss) on investments	0.91		1.40	(0.21)	1.77	2.65	(4.08)
Total from investment operations	$0.97		$1.60	$(0.04)	$1.91	$2.79	$(4.04)

Less distributions declared to shareholders
From net investment income	$—		$(0.18)	$(0.24)	$(0.18)	$(0.20)	$(0.19)
From net realized gain on investments	—		—	—	—	—	(0.11)
Total distributions declared to shareholders	$—		$(0.18)	$(0.24)	$(0.18)	$(0.20)	$(0.30)
Net asset value, end of period (x)	$13.53		$12.56	$11.14	$11.42	$9.69	$7.10
Total return (%) (r)(s)(x)	7.72	(n)	14.53	(0.17)	19.87	39.38	(35.16)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.13	(a)	0.19	0.22	0.25	0.29	0.33
Expenses after expense reductions (f)(h)	0.00	(a)	0.00	0.00	0.03	0.10	0.10
Net investment income (l)	0.88	(a)	1.72	1.60	1.42	1.64	0.40
Portfolio turnover	3	(n)	13	12	15	6	38
Net assets at end of period (000 omitted)	$110,727		$80,692	$902	$702	$278	$108

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2030 FUND – continued

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests and for interim net investment income ratios, the actual annual net investment income ratio may differ. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2035 FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 10/31/13 (unaudited)		Period ended 4/30/13 (c)

Class A
Net asset value, beginning of period	$11.07		$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.02		$0.07
Net realized and unrealized gain (loss) on investments	0.91		1.11
Total from investment operations	$0.93		$1.18

Less distributions declared to shareholders
From net investment income	$—		$(0.11)
Net asset value, end of period (x)	$12.00		$11.07
Total return (%) (r)(s)(t)(x)	8.40	(n)	11.89	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.67	(a)	6.19	(a)
Expenses after expense reductions (f)(h)	0.24	(a)	0.25	(a)
Net investment income (l)	0.37	(a)	1.33	(a)
Portfolio turnover	5	(n)	3	(n)
Net assets at end of period (000 omitted)	$3,160		$671

	Six months ended 10/31/13 (unaudited)		Period ended 4/30/13 (c)

Class B
Net asset value, beginning of period	$11.05		$10.00

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.02)		$0.05
Net realized and unrealized gain (loss) on investments	0.90		1.09
Total from investment operations	$0.88		$1.14

Less distributions declared to shareholders
From net investment income	$—		$(0.09)
Net asset value, end of period (x)	$11.93		$11.05
Total return (%) (r)(s)(t)(x)	7.96	(n)	11.54	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.46	(a)	8.13	(a)
Expenses after expense reductions (f)(h)	1.00	(a)	1.00	(a)
Net investment income (loss) (l)	(0.38	)(a)	0.94	(a)
Portfolio turnover	5	(n)	3	(n)
Net assets at end of period (000 omitted)	$285		$186

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2035 FUND – continued

	Six months ended 10/31/13 (unaudited)		Period ended 4/30/13 (c)

Class C
Net asset value, beginning of period	$11.05		$10.00

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.03)		$0.06
Net realized and unrealized gain (loss) on investments	0.92		1.08
Total from investment operations	$0.89		$1.14

Less distributions declared to shareholders
From net investment income	$—		$(0.09)
Net asset value, end of period (x)	$11.94		$11.05
Total return (%) (r)(s)(t)(x)	8.05	(n)	11.54	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.45	(a)	9.03	(a)
Expenses after expense reductions (f)(h)	1.00	(a)	1.00	(a)
Net investment income (loss) (l)	(0.44	)(a)	1.11	(a)
Portfolio turnover	5	(n)	3	(n)
Net assets at end of period (000 omitted)	$466		$136

	Six months ended 10/31/13 (unaudited)		Period ended 4/30/13 (c)

Class I
Net asset value, beginning of period	$11.09		$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.04		$0.11
Net realized and unrealized gain (loss) on investments	0.90		1.09
Total from investment operations	$0.94		$1.20

Less distributions declared to shareholders
From net investment income	$—		$(0.11)
Net asset value, end of period (x)	$12.03		$11.09
Total return (%) (r)(s)(x)	8.48	(n)	12.13	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.44	(a)	8.23	(a)
Expenses after expense reductions (f)(h)	0.00	(a)	0.00	(a)
Net investment income (l)	0.61	(a)	2.16	(a)
Portfolio turnover	5	(n)	3	(n)
Net assets at end of period (000 omitted)	$1,097		$112

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2035 FUND – continued

	Six months ended 10/31/13 (unaudited)		Period ended 4/30/13 (c)

Class R1
Net asset value, beginning of period	$11.05		$10.00

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.02)		$0.06
Net realized and unrealized gain (loss) on investments	0.90		1.08
Total from investment operations	$0.88		$1.14

Less distributions declared to shareholders
From net investment income	$—		$(0.09)
Net asset value, end of period (x)	$11.93		$11.05
Total return (%) (r)(s)(x)	7.96	(n)	11.54	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.46	(a)	9.24	(a)
Expenses after expense reductions (f)(h)	1.00	(a)	1.00	(a)
Net investment income (loss) (l)	(0.39	)(a)	1.17	(a)
Portfolio turnover	5	(n)	3	(n)
Net assets at end of period (000 omitted)	$120		$112

	Six months ended 10/31/13 (unaudited)		Period ended 4/30/13 (c)

Class R2
Net asset value, beginning of period	$11.07		$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.01		$0.08
Net realized and unrealized gain (loss) on investments	0.91		1.09
Total from investment operations	$0.92		$1.17

Less distributions declared to shareholders
From net investment income	$—		$(0.10)
Net asset value, end of period (x)	$11.99		$11.07
Total return (%) (r)(s)(x)	8.31	(n)	11.84	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.90	(a)	7.87	(a)
Expenses after expense reductions (f)(h)	0.50	(a)	0.50	(a)
Net investment income (l)	0.09	(a)	1.50	(a)
Portfolio turnover	5	(n)	3	(n)
Net assets at end of period (000 omitted)	$2,130		$320

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2035 FUND – continued

	Six months ended 10/31/13 (unaudited)		Period ended 4/30/13 (c)

Class R3
Net asset value, beginning of period	$11.08		$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.02		$0.03
Net realized and unrealized gain (loss) on investments	0.91		1.16
Total from investment operations	$0.93		$1.19

Less distributions declared to shareholders
From net investment income	$—		$(0.11)
Net asset value, end of period (x)	$12.01		$11.08
Total return (%) (r)(s)(x)	8.39	(n)	11.98	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.69	(a)	1.80	(a)
Expenses after expense reductions (f)(h)	0.25	(a)	0.25	(a)
Net investment income (l)	0.36	(a)	0.53	(a)
Portfolio turnover	5	(n)	3	(n)
Net assets at end of period (000 omitted)	$4,775		$2,431

	Six months ended 10/31/13 (unaudited)		Period ended 4/30/13 (c)

Class R4
Net asset value, beginning of period	$11.08		$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.04		$0.03
Net realized and unrealized gain (loss) on investments	0.91		1.16
Total from investment operations	$0.95		$1.19

Less distributions declared to shareholders
From net investment income	$—		$(0.11)
Net asset value, end of period (x)	$12.03		$11.08
Total return (%) (r)(s)(x)	8.57	(n)	12.03	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.45	(a)	0.47	(a)
Expenses after expense reductions (f)(h)	0.00	(a)	0.00	(a)
Net investment income (l)	0.61	(a)	0.59	(a)
Portfolio turnover	5	(n)	3	(n)
Net assets at end of period (000 omitted)	$37,885		$25,065

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2035 FUND – continued

(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, November 2, 2012, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2040 FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 10/31/13 (unaudited)		Years ended 4/30
			2013	2012	2011	2010	2009
Class A
Net asset value, beginning of period	$12.49		$10.96	$11.31	$9.49	$6.90	$11.37

Income (loss) from investment operations
Net investment income (d)(l)	$0.01		$0.11	$0.10	$0.08	$0.10	$0.06
Net realized and unrealized gain (loss) on investments	1.10		1.55	(0.27)	1.88	2.66	(4.30)
Total from investment operations	$1.11		$1.66	$(0.17)	$1.96	$2.76	$(4.24)

Less distributions declared to shareholders
From net investment income	$—		$(0.13)	$(0.18)	$(0.14)	$(0.17)	$(0.14)
From net realized gain on investments	—		—	—	—	—	(0.09)
Total distributions declared to shareholders	$—		$(0.13)	$(0.18)	$(0.14)	$(0.17)	$(0.23)
Net asset value, end of period (x)	$13.60		$12.49	$10.96	$11.31	$9.49	$6.90
Total return (%) (r)(s)(t)(x)	8.89	(n)	15.25	(1.36)	20.78	40.17	(37.10)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.42	(a)	0.53	0.55	0.59	0.69	1.01
Expenses after expense reductions (f)(h)	0.24	(a)	0.25	0.25	0.28	0.35	0.43
Net investment income (l)	0.20	(a)	1.02	0.97	0.85	1.21	0.70
Portfolio turnover	5	(n)	16	13	14	8	33
Net assets at end of period (000 omitted)	$22,243		$17,207	$12,700	$10,260	$6,861	$3,121

	Six months ended 10/31/13 (unaudited)		Years ended 4/30
			2013	2012	2011	2010	2009
Class B
Net asset value, beginning of period	$12.41		$10.90	$11.25	$9.44	$6.88	$11.29

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.04)		$0.03	$0.02	$0.01	$0.04	$(0.00	)(w)
Net realized and unrealized gain (loss) on investments	1.08		1.54	(0.27)	1.87	2.64	(4.25)
Total from investment operations	$1.04		$1.57	$(0.25)	$1.88	$2.68	$(4.25)

Less distributions declared to shareholders
From net investment income	$—		$(0.06)	$(0.10)	$(0.07)	$(0.12)	$(0.07)
From net realized gain on investments	—		—	—	—	—	(0.09)
Total distributions declared to shareholders	$—		$(0.06)	$(0.10)	$(0.07)	$(0.12)	$(0.16)
Net asset value, end of period (x)	$13.45		$12.41	$10.90	$11.25	$9.44	$6.88
Total return (%) (r)(s)(t)(x)	8.38	(n)	14.42	(2.09)	20.00	39.00	(37.50)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.17	(a)	1.28	1.30	1.34	1.46	1.66
Expenses after expense reductions (f)(h)	1.00	(a)	1.00	1.00	1.03	1.10	1.10
Net investment income (loss) (l)	(0.56	)(a)	0.29	0.21	0.11	0.49	(0.05)
Portfolio turnover	5	(n)	16	13	14	8	33
Net assets at end of period (000 omitted)	$3,717		$3,369	$2,498	$2,244	$1,630	$1,072

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2040 FUND – continued

	Six months ended 10/31/13 (unaudited)		Years ended 4/30
			2013	2012	2011	2010	2009
Class C
Net asset value, beginning of period	$12.28		$10.79	$11.16	$9.38	$6.85	$11.26

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.04)		$0.03	$0.03	$0.01	$0.05	$(0.00	)(w)
Net realized and unrealized gain (loss) on investments	1.08		1.52	(0.28)	1.85	2.61	(4.23)
Total from investment operations	$1.04		$1.55	$(0.25)	$1.86	$2.66	$(4.23)

Less distributions declared to shareholders
From net investment income	$—		$(0.06)	$(0.12)	$(0.08)	$(0.13)	$(0.09)
From net realized gain on investments	—		—	—	—	—	(0.09)
Total distributions declared to shareholders	$—		$(0.06)	$(0.12)	$(0.08)	$(0.13)	$(0.18)
Net asset value, end of period (x)	$13.32		$12.28	$10.79	$11.16	$9.38	$6.85
Total return (%) (r)(s)(t)(x)	8.47	(n)	14.40	(2.14)	19.93	38.97	(37.46)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.17	(a)	1.27	1.30	1.34	1.44	1.68
Expenses after expense reductions (f)(h)	1.00	(a)	1.00	1.00	1.03	1.10	1.10
Net investment income (loss) (l)	(0.56	)(a)	0.28	0.26	0.12	0.53	(0.01)
Portfolio turnover	5	(n)	16	13	14	8	33
Net assets at end of period (000 omitted)	$9,017		$8,046	$5,663	$3,597	$2,134	$859

	Six months ended 10/31/13 (unaudited)		Years ended 4/30
			2013	2012	2011	2010	2009
Class I
Net asset value, beginning of period	$12.57		$11.02	$11.37	$9.53	$6.93	$11.42

Income (loss) from investment operations
Net investment income (d)(l)	$0.03		$0.14	$0.12	$0.11	$0.13	$0.08
Net realized and unrealized gain (loss) on investments	1.10		1.56	(0.27)	1.89	2.66	(4.31)
Total from investment operations	$1.13		$1.70	$(0.15)	$2.00	$2.79	$(4.23)

Less distributions declared to shareholders
From net investment income	$—		$(0.15)	$(0.20)	$(0.16)	$(0.19)	$(0.17)
From net realized gain on investments	—		—	—	—	—	(0.09)
Total distributions declared to shareholders	$—		$(0.15)	$(0.20)	$(0.16)	$(0.19)	$(0.26)
Net asset value, end of period (x)	$13.70		$12.57	$11.02	$11.37	$9.53	$6.93
Total return (%) (r)(s)(x)	8.99	(n)	15.61	(1.12)	21.16	40.38	(36.88)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.17	(a)	0.28	0.30	0.34	0.46	0.67
Expenses after expense reductions (f)(h)	0.00	(a)	0.00	0.00	0.03	0.10	0.10
Net investment income (l)	0.44	(a)	1.27	1.19	1.11	1.47	0.97
Portfolio turnover	5	(n)	16	13	14	8	33
Net assets at end of period (000 omitted)	$6,997		$5,754	$4,030	$2,972	$2,094	$1,225

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2040 FUND – continued

	Six months ended 10/31/13 (unaudited)		Years ended 4/30
			2013	2012	2011	2010	2009
Class R1
Net asset value, beginning of period	$12.32		$10.81	$11.18	$9.39	$6.84	$11.26

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.04)		$0.03	$0.03	$0.01	$0.04	$(0.00	)(w)
Net realized and unrealized gain (loss) on investments	1.08		1.53	(0.28)	1.85	2.63	(4.24)
Total from investment operations	$1.04		$1.56	$(0.25)	$1.86	$2.67	$(4.24)

Less distributions declared to shareholders
From net investment income	$—		$(0.05)	$(0.12)	$(0.07)	$(0.12)	$(0.09)
From net realized gain on investments	—		—	—	—	—	(0.09)
Total distributions declared to shareholders	$—		$(0.05)	$(0.12)	$(0.07)	$(0.12)	$(0.18)
Net asset value, end of period (x)	$13.36		$12.32	$10.81	$11.18	$9.39	$6.84
Total return (%) (r)(s)(x)	8.44	(n)	14.44	(2.12)	19.90	39.08	(37.53)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.17	(a)	1.28	1.30	1.34	1.46	1.67
Expenses after expense reductions (f)(h)	1.00	(a)	1.00	1.00	1.03	1.10	1.10
Net investment income (loss) (l)	(0.56	)(a)	0.24	0.25	0.09	0.48	(0.01)
Portfolio turnover	5	(n)	16	13	14	8	33
Net assets at end of period (000 omitted)	$7,624		$6,368	$5,728	$5,204	$3,759	$2,368

	Six months ended 10/31/13 (unaudited)		Years ended 4/30
			2013	2012	2011	2010	2009
Class R2
Net asset value, beginning of period	$12.41		$10.89	$11.24	$9.43	$6.87	$11.32

Income (loss) from investment operations
Net investment income (d)(l)	$(0.00	)(w)	$0.08	$0.07	$0.06	$0.09	$0.05
Net realized and unrealized gain (loss) on investments	1.09		1.54	(0.27)	1.87	2.63	(4.27)
Total from investment operations	$1.09		$1.62	$(0.20)	$1.93	$2.72	$(4.22)

Less distributions declared to shareholders
From net investment income	$—		$(0.10)	$(0.15)	$(0.12)	$(0.16)	$(0.14)
From net realized gain on investments	—		—	—	—	—	(0.09)
Total distributions declared to shareholders	$—		$(0.10)	$(0.15)	$(0.12)	$(0.16)	$(0.23)
Net asset value, end of period (x)	$13.50		$12.41	$10.89	$11.24	$9.43	$6.87
Total return (%) (r)(s)(x)	8.78	(n)	14.93	(1.62)	20.58	39.67	(37.14)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.67	(a)	0.78	0.80	0.84	0.95	1.18
Expenses after expense reductions (f)(h)	0.50	(a)	0.50	0.50	0.53	0.60	0.60
Net investment income (loss) (l)	(0.07	)(a)	0.74	0.71	0.63	1.05	0.57
Portfolio turnover	5	(n)	16	13	14	8	33
Net assets at end of period (000 omitted)	$51,106		$45,142	$45,458	$38,606	$27,881	$14,024
See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2040 FUND – continued

	Six months ended 10/31/13 (unaudited)		Years ended 4/30
			2013	2012	2011	2010	2009
Class R3
Net asset value, beginning of period	$12.49		$10.96	$11.31	$9.49	$6.90	$11.36

Income (loss) from investment operations
Net investment income (d)(l)	$0.01		$0.11	$0.10	$0.08	$0.11	$0.06
Net realized and unrealized gain (loss) on investments	1.10		1.55	(0.27)	1.88	2.65	(4.28)
Total from investment operations	$1.11		$1.66	$(0.17)	$1.96	$2.76	$(4.22)

Less distributions declared to shareholders
From net investment income	$—		$(0.13)	$(0.18)	$(0.14)	$(0.17)	$(0.15)
From net realized gain on investments	—		—	—	—	—	(0.09)
Total distributions declared to shareholders	$—		$(0.13)	$(0.18)	$(0.14)	$(0.17)	$(0.24)
Net asset value, end of period (x)	$13.60		$12.49	$10.96	$11.31	$9.49	$6.90
Total return (%) (r)(s)(x)	8.89	(n)	15.26	(1.37)	20.78	40.13	(37.01)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.42	(a)	0.52	0.55	0.59	0.72	0.91
Expenses after expense reductions (f)(h)	0.25	(a)	0.25	0.25	0.28	0.35	0.35
Net investment income (l)	0.18	(a)	0.95	0.94	0.86	1.27	0.72
Portfolio turnover	5	(n)	16	13	14	8	33
Net assets at end of period (000 omitted)	$25,181		$19,518	$10,073	$7,752	$5,283	$3,507

	Six months ended 10/31/13 (unaudited)		Years ended 4/30
			2013	2012	2011	2010	2009
Class R4
Net asset value, beginning of period	$12.56		$11.01	$11.36	$9.53	$6.93	$11.41

Income (loss) from investment operations
Net investment income (d)(l)	$0.03		$0.18	$0.13	$0.11	$0.13	$0.04
Net realized and unrealized gain (loss) on investments	1.10		1.52	(0.28)	1.88	2.66	(4.26)
Total from investment operations	$1.13		$1.70	$(0.15)	$1.99	$2.79	$(4.22)

Less distributions declared to shareholders
From net investment income	$—		$(0.15)	$(0.20)	$(0.16)	$(0.19)	$(0.17)
From net realized gain on investments	—		—	—	—	—	(0.09)
Total distributions declared to shareholders	$—		$(0.15)	$(0.20)	$(0.16)	$(0.19)	$(0.26)
Net asset value, end of period (x)	$13.69		$12.56	$11.01	$11.36	$9.53	$6.93
Total return (%) (r)(s)(x)	9.00	(n)	15.62	(1.12)	21.05	40.38	(36.82)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.17	(a)	0.24	0.30	0.35	0.46	0.58
Expenses after expense reductions (f)(h)	0.00	(a)	0.00	0.00	0.03	0.10	0.10
Net investment income (l)	0.43	(a)	1.50	1.20	1.11	1.51	0.35
Portfolio turnover	5	(n)	16	13	14	8	33
Net assets at end of period (000 omitted)	$97,055		$77,285	$771	$499	$234	$131

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2040 FUND – continued

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests and for interim net investment income ratios, the actual annual net investment income ratio may differ. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2045 FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 10/31/13 (unaudited)		Period ended 4/30/13 (c)
Class A
Net asset value, beginning of period	$11.12		$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.01		$0.08
Net realized and unrealized gain (loss) on investments	0.99		1.14
Total from investment operations	$1.00		$1.22

Less distributions declared to shareholders
From net investment income	$—		$(0.10)
Net asset value, end of period (x)	$12.12		$11.12
Total return (%) (r)(s)(t)(x)	8.99	(n)	12.30	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.07	(a)	7.61	(a)
Expenses after expense reductions (f)(h)	0.19	(a)	0.25	(a)
Net investment income (l)	0.25	(a)	1.46	(a)
Portfolio turnover	7	(n)	5	(n)
Net assets at end of period (000 omitted)	$791		$208

	Six months ended 10/31/13 (unaudited)		Period ended 4/30/13 (c)
Class B
Net asset value, beginning of period	$11.09		$10.00

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.03)		$0.05
Net realized and unrealized gain (loss) on investments	0.97		1.13
Total from investment operations	$0.94		$1.18

Less distributions declared to shareholders
From net investment income	$—		$(0.09)
Net asset value, end of period (x)	$12.03		$11.09
Total return (%) (r)(s)(t)(x)	8.48	(n)	11.88	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.88	(a)	9.69	(a)
Expenses after expense reductions (f)(h)	1.00	(a)	1.00	(a)
Net investment income (loss) (l)	(0.55	)(a)	0.90	(a)
Portfolio turnover	7	(n)	5	(n)
Net assets at end of period (000 omitted)	$258		$143

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2045 FUND – continued

	Six months ended 10/31/13 (unaudited)		Period ended 4/30/13 (c)
Class C
Net asset value, beginning of period	$11.09		$10.00

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.03)		$0.03
Net realized and unrealized gain (loss) on investments	0.97		1.15
Total from investment operations	$0.94		$1.18

Less distributions declared to shareholders
From net investment income	$—		$(0.09)
Net asset value, end of period (x)	$12.03		$11.09
Total return (%) (r)(s)(t)(x)	8.48	(n)	11.92	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.89	(a)	9.35	(a)
Expenses after expense reductions (f)(h)	1.00	(a)	1.00	(a)
Net investment income (loss) (l)	(0.56	)(a)	0.49	(a)
Portfolio turnover	7	(n)	5	(n)
Net assets at end of period (000 omitted)	$269		$197

	Six months ended 10/31/13 (unaudited)		Period ended 4/30/13 (c)
Class I
Net asset value, beginning of period	$11.13		$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.03		$0.11
Net realized and unrealized gain (loss) on investments	0.97		1.12
Total from investment operations	$1.00		$1.23

Less distributions declared to shareholders
From net investment income	$—		$(0.10)
Net asset value, end of period (x)	$12.13		$11.13
Total return (%) (r)(s)(x)	8.98	(n)	12.45	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.88	(a)	9.30	(a)
Expenses after expense reductions (f)(h)	0.00	(a)	0.00	(a)
Net investment income (l)	0.44	(a)	2.10	(a)
Portfolio turnover	7	(n)	5	(n)
Net assets at end of period (000 omitted)	$163		$112

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2045 FUND – continued

	Six months ended 10/31/13 (unaudited)		Period ended 4/30/13 (c)
Class R1
Net asset value, beginning of period	$11.10		$10.00

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.03)		$0.06
Net realized and unrealized gain (loss) on investments	0.96		1.13
Total from investment operations	$0.93		$1.19

Less distributions declared to shareholders
From net investment income	$—		$(0.09)
Net asset value, end of period (x)	$12.03		$11.10
Total return (%) (r)(s)(x)	8.38	(n)	11.97	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.90	(a)	10.30	(a)
Expenses after expense reductions (f)(h)	1.00	(a)	1.00	(a)
Net investment income (loss) (l)	(0.55	)(a)	1.10	(a)
Portfolio turnover	7	(n)	5	(n)
Net assets at end of period (000 omitted)	$121		$112

	Six months ended 10/31/13 (unaudited)		Period ended 4/30/13 (c)
Class R2
Net asset value, beginning of period	$11.11		$10.00

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.00	)(w)	$0.08
Net realized and unrealized gain (loss) on investments	0.97		1.13
Total from investment operations	$0.97		$1.21

Less distributions declared to shareholders
From net investment income	$—		$(0.10)
Net asset value, end of period (x)	$12.08		$11.11
Total return (%) (r)(s)(x)	8.73	(n)	12.16	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.29	(a)	9.80	(a)
Expenses after expense reductions (f)(h)	0.50	(a)	0.50	(a)
Net investment income (loss) (l)	(0.07	)(a)	1.60	(a)
Portfolio turnover	7	(n)	5	(n)
Net assets at end of period (000 omitted)	$583		$112

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2045 FUND – continued

	Six months ended 10/31/13 (unaudited)		Period ended 4/30/13 (c)
Class R3
Net asset value, beginning of period	$11.13		$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.01		$0.03
Net realized and unrealized gain (loss) on investments	0.97		1.20
Total from investment operations	$0.98		$1.23

Less distributions declared to shareholders
From net investment income	$—		$(0.10)
Net asset value, end of period (x)	$12.11		$11.13
Total return (%) (r)(s)(x)	8.81	(n)	12.40	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.11	(a)	3.04	(a)
Expenses after expense reductions (f)(h)	0.25	(a)	0.25	(a)
Net investment income (l)	0.19	(a)	0.54	(a)
Portfolio turnover	7	(n)	5	(n)
Net assets at end of period (000 omitted)	$2,652		$1,253

	Six months ended 10/31/13 (unaudited)		Period ended 4/30/13 (c)
Class R4
Net asset value, beginning of period	$11.13		$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.03		$0.02
Net realized and unrealized gain (loss) on investments	0.97		1.21
Total from investment operations	$1.00		$1.23

Less distributions declared to shareholders
From net investment income	$—		$(0.10)
Net asset value, end of period (x)	$12.13		$11.13
Total return (%) (r)(s)(x)	8.98	(n)	12.45	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.87	(a)	0.88	(a)
Expenses after expense reductions (f)(h)	0.00	(a)	0.00	(a)
Net investment income (l)	0.44	(a)	0.46	(a)
Portfolio turnover	7	(n)	5	(n)
Net assets at end of period (000 omitted)	$20,307		$12,238

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2045 FUND – continued

(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, November 2, 2012, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests and for interim net investment income ratios, the actual annual net investment income ratio may differ. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2050 FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 10/31/13 (unaudited)		Years ended 4/30
			2013	2012	2011 (c)
Class A
Net asset value, beginning of period	$13.45		$11.79	$12.08	$10.00

Income (loss) from investment operations
Net investment income (d)	$0.01		$0.13	$0.07	$0.11
Net realized and unrealized gain (loss) on investments	1.18		1.66	(0.22)	2.10
Total from investment operations	$1.19		$1.79	$(0.15)	$2.21

Less distributions declared to shareholders
From net investment income	$—		$(0.13)	$(0.12)	$(0.13)
From net realized gain on investments	—		—	(0.02)	—
Total distributions declared to shareholders	$—		$(0.13)	$(0.14)	$(0.13)
Net asset value, end of period (x)	$14.64		$13.45	$11.79	$12.08
Total return (%) (r)(s)(t)(x)	8.85	(n)	15.26	(1.03)	22.20	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.76	(a)	1.92	4.95	4.60	(a)
Expenses after expense reductions (f)(h)	0.25	(a)	0.25	0.25	0.25	(a)
Net investment income	0.20	(a)	1.05	0.66	1.60	(a)
Portfolio turnover	6	(n)	14	69	4	(n)
Net assets at end of period (000 omitted)	$3,435		$1,916	$655	$1,836

	Six months ended 10/31/13 (unaudited)		Years ended 4/30
			2013	2012	2011 (c)
Class B
Net asset value, beginning of period	$13.32		$11.69	$12.06	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)	$(0.04)		$0.03	$0.02	$0.03
Net realized and unrealized gain (loss) on investments	1.16		1.65	(0.26)	2.13
Total from investment operations	$1.12		$1.68	$(0.24)	$2.16

Less distributions declared to shareholders
From net investment income	$—		$(0.05)	$(0.11)	$(0.10)
From net realized gain on investments	—		—	(0.02)	—
Total distributions declared to shareholders	$—		$(0.05)	$(0.13)	$(0.10)
Net asset value, end of period (x)	$14.44		$13.32	$11.69	$12.06
Total return (%) (r)(s)(t)(x)	8.41	(n)	14.41	(1.84)	21.70	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.51	(a)	2.87	6.38	6.80	(a)
Expenses after expense reductions (f)(h)	0.99	(a)	1.00	1.00	1.00	(a)
Net investment income (loss)	(0.55	)(a)	0.29	0.16	0.46	(a)
Portfolio turnover	6	(n)	14	69	4	(n)
Net assets at end of period (000 omitted)	$543		$446	$329	$172

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2050 FUND – continued

	Six months ended 10/31/13 (unaudited)		Years ended 4/30
			2013	2012	2011 (c)
Class C
Net asset value, beginning of period	$13.30		$11.68	$12.06	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)	$(0.04)		$0.04	$0.03	$0.04
Net realized and unrealized gain (loss) on investments	1.16		1.63	(0.27)	2.12
Total from investment operations	$1.12		$1.67	$(0.24)	$2.16

Less distributions declared to shareholders
From net investment income	$—		$(0.05)	$(0.12)	$(0.10)
From net realized gain on investments	—		—	(0.02)	—
Total distributions declared to shareholders	$—		$(0.05)	$(0.14)	$(0.10)
Net asset value, end of period (x)	$14.42		$13.30	$11.68	$12.06
Total return (%) (r)(s)(t)(x)	8.42	(n)	14.36	(1.79)	21.70	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.51	(a)	2.83	6.49	6.87	(a)
Expenses after expense reductions (f)(h)	1.00	(a)	1.00	1.00	1.00	(a)
Net investment income (loss)	(0.56	)(a)	0.30	0.24	0.52	(a)
Portfolio turnover	6	(n)	14	69	4	(n)
Net assets at end of period (000 omitted)	$723		$468	$267	$167

	Six months ended 10/31/13 (unaudited)		Years ended 4/30
			2013	2012	2011 (c)
Class I
Net asset value, beginning of period	$13.41		$11.75	$12.10	$10.00

Income (loss) from investment operations
Net investment income (d)	$0.03		$0.15	$0.15	$0.11
Net realized and unrealized gain (loss) on investments	1.17		1.66	(0.27)	2.12
Total from investment operations	$1.20		$1.81	$(0.12)	$2.23

Less distributions declared to shareholders
From net investment income	$—		$(0.15)	$(0.21)	$(0.13)
From net realized gain on investments	—		—	(0.02)	—
Total distributions declared to shareholders	$—		$(0.15)	$(0.23)	$(0.13)
Net asset value, end of period (x)	$14.61		$13.41	$11.75	$12.10
Total return (%) (r)(s)(x)	8.95	(n)	15.50	(0.77)	22.45	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.51	(a)	1.85	5.44	5.79	(a)
Expenses after expense reductions (f)(h)	0.00	(a)	0.00	0.00	0.00	(a)
Net investment income	0.43	(a)	1.21	1.33	1.55	(a)
Portfolio turnover	6	(n)	14	69	4	(n)
Net assets at end of period (000 omitted)	$735		$542	$368	$155

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2050 FUND – continued

	Six months ended 10/31/13 (unaudited)		Years ended 4/30
			2013	2012	2011 (c)
Class R1
Net asset value, beginning of period	$13.31		$11.69	$12.06	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)	$(0.04)		$0.05	$0.02	$0.04
Net realized and unrealized gain (loss) on investments	1.16		1.62	(0.26)	2.12
Total from investment operations	$1.12		$1.67	$(0.24)	$2.16

Less distributions declared to shareholders
From net investment income	$—		$(0.05)	$(0.11)	$(0.10)
From net realized gain on investments	—		—	(0.02)	—
Total distributions declared to shareholders	$—		$(0.05)	$(0.13)	$(0.10)
Net asset value, end of period (x)	$14.43		$13.31	$11.69	$12.06
Total return (%) (r)(s)(x)	8.41	(n)	14.38	(1.81)	21.70	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.51	(a)	2.87	6.47	7.00	(a)
Expenses after expense reductions (f)(h)	1.00	(a)	1.00	1.00	1.00	(a)
Net investment income (loss)	(0.56	)(a)	0.38	0.21	0.58	(a)
Portfolio turnover	6	(n)	14	69	4	(n)
Net assets at end of period (000 omitted)	$356		$250	$182	$122

	Six months ended 10/31/13 (unaudited)		Years ended 4/30
			2013	2012	2011 (c)
Class R2
Net asset value, beginning of period	$13.34		$11.71	$12.08	$10.00

Income (loss) from investment operations
Net investment income (d)	$(0.00	)(w)	$0.10	$0.07	$0.07
Net realized and unrealized gain (loss) on investments	1.16		1.63	(0.25)	2.13
Total from investment operations	$1.16		$1.73	$(0.18)	$2.20

Less distributions declared to shareholders
From net investment income	$—		$(0.10)	$(0.17)	$(0.12)
From net realized gain on investments	—		—	(0.02)	—
Total distributions declared to shareholders	$—		$(0.10)	$(0.19)	$(0.12)
Net asset value, end of period (x)	$14.50		$13.34	$11.71	$12.08
Total return (%) (r)(s)(x)	8.70	(n)	14.88	(1.28)	22.07	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.01	(a)	2.27	5.96	6.50	(a)
Expenses after expense reductions (f)(h)	0.50	(a)	0.50	0.50	0.50	(a)
Net investment income (loss)	(0.06	)(a)	0.81	0.66	1.08	(a)
Portfolio turnover	6	(n)	14	69	4	(n)
Net assets at end of period (000 omitted)	$4,623		$3,282	$1,627	$122

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2050 FUND – continued

	Six months ended 10/31/13 (unaudited)		Years ended 4/30
			2013	2012	2011 (c)
Class R3
Net asset value, beginning of period	$13.37		$11.73	$12.09	$10.00

Income (loss) from investment operations
Net investment income (d)	$0.01		$0.12	$0.09	$0.09
Net realized and unrealized gain (loss) on investments	1.18		1.65	(0.24)	2.12
Total from investment operations	$1.19		$1.77	$(0.15)	$2.21

Less distributions declared to shareholders
From net investment income	$—		$(0.13)	$(0.19)	$(0.12)
From net realized gain on investments	—		—	(0.02)	—
Total distributions declared to shareholders	$—		$(0.13)	$(0.21)	$(0.12)
Net asset value, end of period (x)	$14.56		$13.37	$11.73	$12.09
Total return (%) (r)(s)(x)	8.90	(n)	15.17	(1.04)	22.26	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.76	(a)	1.82	5.30	6.17	(a)
Expenses after expense reductions (f)(h)	0.25	(a)	0.25	0.25	0.25	(a)
Net investment income	0.19	(a)	0.95	0.79	1.28	(a)
Portfolio turnover	6	(n)	14	69	4	(n)
Net assets at end of period (000 omitted)	$3,791		$2,694	$585	$144

	Six months ended 10/31/13 (unaudited)		Years ended 4/30
			2013	2012	2011 (c)
Class R4
Net asset value, beginning of period	$13.40		$11.75	$12.10	$10.00

Income (loss) from investment operations
Net investment income (d)	$0.03		$0.19	$0.13	$0.11
Net realized and unrealized gain (loss) on investments	1.17		1.61	(0.25)	2.12
Total from investment operations	$1.20		$1.80	$(0.12)	$2.23

Less distributions declared to shareholders
From net investment income	$—		$(0.15)	$(0.21)	$(0.13)
From net realized gain on investments	—		—	(0.02)	—
Total distributions declared to shareholders	$—		$(0.15)	$(0.23)	$(0.13)
Net asset value, end of period (x)	$14.60		$13.40	$11.75	$12.10
Total return (%) (r)(s)(x)	8.96	(n)	15.41	(0.77)	22.45	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.51	(a)	0.93	5.50	6.00	(a)
Expenses after expense reductions (f)(h)	0.00	(a)	0.00	0.00	0.00	(a)
Net investment income	0.44	(a)	1.51	1.19	1.58	(a)
Portfolio turnover	6	(n)	14	69	4	(n)
Net assets at end of period (000 omitted)	$31,054		$19,646	$138	$122

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2050 FUND – continued

(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, September 15, 2010, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2055 FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 10/31/13 (unaudited)		Period ended 4/30/13 (c)
Class A
Net asset value, beginning of period	$11.12		$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.01		$0.09
Net realized and unrealized gain (loss) on investments	0.98		1.14
Total from investment operations	$0.99		$1.23

Less distributions declared to shareholders
From net investment income	$—		$(0.11)
Net asset value, end of period (x)	$12.11		$11.12
Total return (%) (r)(s)(t)(x)	8.90	(n)	12.40	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	10.78	(a)	12.11	(a)
Expenses after expense reductions (f)(h)	0.25	(a)	0.25	(a)
Net investment income (l)	0.19	(a)	1.74	(a)
Portfolio turnover	16	(n)	3	(n)
Net assets at end of period (000 omitted)	$255		$143

	Six months ended 10/31/13 (unaudited)		Period ended 4/30/13 (c)
Class B
Net asset value, beginning of period	$11.09		$10.00

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.03)		$0.06
Net realized and unrealized gain (loss) on investments	0.97		1.13
Total from investment operations	$0.94		$1.19

Less distributions declared to shareholders
From net investment income	$—		$(0.10)
Net asset value, end of period (x)	$12.03		$11.09
Total return (%) (r)(s)(t)(x)	8.48	(n)	11.96	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	12.15	(a)	13.29	(a)
Expenses after expense reductions (f)(h)	1.00	(a)	1.00	(a)
Net investment income (loss) (l)	(0.56	)(a)	1.10	(a)
Portfolio turnover	16	(n)	3	(n)
Net assets at end of period (000 omitted)	$122		$112

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2055 FUND – continued

	Six months ended 10/31/13 (unaudited)		Period ended 4/30/13 (c)
Class C
Net asset value, beginning of period	$11.09		$10.00

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.03)		$0.05
Net realized and unrealized gain (loss) on investments	0.97		1.14
Total from investment operations	$0.94		$1.19

Less distributions declared to shareholders
From net investment income	$—		$(0.10)
Net asset value, end of period (x)	$12.03		$11.09
Total return (%) (r)(s)(t)(x)	8.48	(n)	11.96	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	11.75	(a)	13.05	(a)
Expenses after expense reductions (f)(h)	1.00	(a)	1.00	(a)
Net investment income (loss) (l)	(0.55	)(a)	1.03	(a)
Portfolio turnover	16	(n)	3	(n)
Net assets at end of period (000 omitted)	$209		$129

	Six months ended 10/31/13 (unaudited)		Period ended 4/30/13 (c)
Class I
Net asset value, beginning of period	$11.13		$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.03		$0.11
Net realized and unrealized gain (loss) on investments	0.97		1.13
Total from investment operations	$1.00		$1.24

Less distributions declared to shareholders
From net investment income	$—		$(0.11)
Net asset value, end of period (x)	$12.13		$11.13
Total return (%) (r)(s)(x)	8.98	(n)	12.55	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	10.95	(a)	12.29	(a)
Expenses after expense reductions (f)(h)	0.00	(a)	0.00	(a)
Net investment income (l)	0.46	(a)	2.10	(a)
Portfolio turnover	16	(n)	3	(n)
Net assets at end of period (000 omitted)	$153		$113

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2055 FUND – continued

	Six months ended 10/31/13 (unaudited)		Period ended 4/30/13 (c)
Class R1
Net asset value, beginning of period	$11.09		$10.00

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.03)		$0.06
Net realized and unrealized gain (loss) on investments	0.97		1.13
Total from investment operations	$0.94		$1.19

Less distributions declared to shareholders
From net investment income	$—		$(0.10)
Net asset value, end of period (x)	$12.03		$11.09
Total return (%) (r)(s)(x)	8.48	(n)	11.96	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	12.15	(a)	13.29	(a)
Expenses after expense reductions (f)(h)	1.00	(a)	1.00	(a)
Net investment income (loss) (l)	(0.56	)(a)	1.10	(a)
Portfolio turnover	16	(n)	3	(n)
Net assets at end of period (000 omitted)	$121		$112

	Six months ended 10/31/13 (unaudited)		Period ended 4/30/13 (c)
Class R2
Net asset value, beginning of period	$11.11		$10.00

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.00	)(w)	$0.08
Net realized and unrealized gain (loss) on investments	0.97		1.13
Total from investment operations	$0.97		$1.21

Less distributions declared to shareholders
From net investment income	$—		$(0.10)
Net asset value, end of period (x)	$12.08		$11.11
Total return (%) (r)(s)(x)	8.73	(n)	12.25	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	11.56	(a)	12.78	(a)
Expenses after expense reductions (f)(h)	0.50	(a)	0.50	(a)
Net investment income (loss) (l)	(0.06	)(a)	1.60	(a)
Portfolio turnover	16	(n)	3	(n)
Net assets at end of period (000 omitted)	$141		$112

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2055 FUND – continued

	Six months ended 10/31/13 (unaudited)		Period ended 4/30/13 (c)
Class R3
Net asset value, beginning of period	$11.12		$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.01		$0.07
Net realized and unrealized gain (loss) on investments	0.98		1.16
Total from investment operations	$0.99		$1.23

Less distributions declared to shareholders
From net investment income	$—		$(0.11)
Net asset value, end of period (x)	$12.11		$11.12
Total return (%) (r)(s)(x)	8.90	(n)	12.40	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	10.37	(a)	11.17	(a)
Expenses after expense reductions (f)(h)	0.25	(a)	0.25	(a)
Net investment income (l)	0.21	(a)	1.42	(a)
Portfolio turnover	16	(n)	3	(n)
Net assets at end of period (000 omitted)	$622		$239

	Six months ended 10/31/13 (unaudited)		Period ended 4/30/13 (c)
Class R4
Net asset value, beginning of period	$11.13		$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.03		$0.10
Net realized and unrealized gain (loss) on investments	0.97		1.14
Total from investment operations	$1.00		$1.24

Less distributions declared to shareholders
From net investment income	$—		$(0.11)
Net asset value, end of period (x)	$12.13		$11.13
Total return (%) (r)(s)(x)	8.98	(n)	12.55	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	9.32	(a)	11.79	(a)
Expenses after expense reductions (f)(h)	0.00	(a)	0.00	(a)
Net investment income (l)	0.46	(a)	1.98	(a)
Portfolio turnover	16	(n)	3	(n)
Net assets at end of period (000 omitted)	$778		$147

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2055 FUND – continued

(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, November 2, 2012, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests and for interim net investment income ratios, the actual annual net investment income ratio may differ. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1)	Business and Organization

MFS Lifetime Retirement Income Fund, MFS Lifetime 2010 Fund, MFS Lifetime 2015 Fund, MFS Lifetime 2020 Fund, MFS Lifetime 2025 Fund, MFS Lifetime 2030 Fund, MFS Lifetime 2035 Fund, MFS Lifetime 2040 Fund, MFS Lifetime 2045 Fund, MFS Lifetime 2050 Fund, and MFS Lifetime 2055 Fund (the funds) are each a series of MFS Series Trust XII (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

Each fund is a “fund of funds”, which invests the majority of its assets in other MFS mutual funds (hereafter referred to as “underlying affiliated funds” or “underlying funds”), which may have different fiscal year ends than the funds. The underlying funds, in turn, may engage in a number of investment techniques and practices, which involve certain risks. Certain underlying funds invest their portfolio in high-yield securities rated below investment grade. Investments in high-yield securities involve greater degrees of credit and market risk than investments in higher-rated securities and tend to be more sensitive to economic conditions. Certain underlying funds invest a significant portion of their assets in asset-backed and/or mortgage-backed securities. The value of these securities may depend, in part, on the issuer’s or borrower’s credit quality or ability to pay principal and interest when due and may fall if an issuer or borrower defaults on its obligation to pay principal or interest or if the instrument’s credit rating is downgraded by a credit rating agency. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae. Certain underlying funds invest in commodity-linked structured notes as part of their principal investment strategy. These structured notes are subject to prepayment, basis and counterparty risks. Certain underlying funds invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

The accounting policies of the underlying funds in which each fund invests are outlined in the underlying funds’ shareholder reports, which are available without charge by calling 1-800-225-2606, at mfs.com and on the Securities and Exchange Commission (SEC) web site at http://www.sec.gov or at the SEC’s public reference room in Washington, D.C. The underlying funds’ shareholder reports are not covered by this report.

In June 2013, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update 2013-08 Financial Services – Investment Companies (Topic 946) – Amendments to the Scope, Measurement, and Disclosure Requirements (“ASU 2013-08”) which is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013. ASU 2013-08 sets forth a methodology for determining whether an entity should be characterized as an investment company and prescribes fair value accounting for an investment company’s non-controlling ownership interest in another investment company. FASB has determined that a fund registered under the Investment Company Act of 1940 automatically meets ASU 2013-08’s criteria for an investment company. Although still evaluating the potential impacts of ASU 2013-08 to each fund, management expects that the impact of each fund’s adoption will be limited to additional financial statement disclosures.

Investment Valuations – Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” refers to the underlying fund in which the fund of fund invests.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which

Notes to Financial Statements (unaudited) – continued

approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of each fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments.

Notes to Financial Statements (unaudited) – continued

The following is a summary of the levels used as of October 31, 2013 in valuing each fund’s assets or liabilities:

	Level 1	Level 2	Level 3	Total
MFS Lifetime Retirement Income Fund
Investments at Value
Mutual Funds	$318,863,858	$—	$—	$318,863,858

MFS Lifetime 2010 Fund
Investments at Value
Mutual Funds	$111,232,465	$—	$—	$111,232,465

MFS Lifetime 2015 Fund
Investments at Value
Mutual Funds	$39,734,031	$—	$—	$39,734,031

MFS Lifetime 2020 Fund
Investments at Value
Mutual Funds	$320,400,749	$—	$—	$320,400,749

MFS Lifetime 2025 Fund
Investments at Value
Mutual Funds	$68,483,988	$—	$—	$68,483,988

MFS Lifetime 2030 Fund
Investments at Value
Mutual Funds	$300,962,648	$—	$—	$300,962,648

MFS Lifetime 2035 Fund
Investments at Value
Mutual Funds	$49,956,376	$—	$—	$49,956,376

MFS Lifetime 2040 Fund
Investments at Value
Mutual Funds	$223,184,699	$—	$—	$223,184,699

MFS Lifetime 2045 Fund
Investments at Value
Mutual Funds	$25,137,661	$—	$—	$25,137,661

MFS Lifetime 2050 Fund
Investments at Value
Mutual Funds	$45,452,909	$—	$—	$45,452,909

MFS Lifetime 2055 Fund
Investments at Value
Mutual Funds	$2,379,020	$—	$—	$2,379,020

For further information regarding security characteristics, see the Portfolio of Investments.

Derivatives – Each fund does not invest in derivatives directly. Each fund does invest in underlying funds that may use derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the underlying funds use derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

Indemnifications – Under each fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, each fund enters into agreements with service providers that may contain indemnification clauses. Each fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the funds that have not yet occurred.

Notes to Financial Statements (unaudited) – continued

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on an accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Distributions of income and capital gains from the underlying funds are recorded on the ex-dividend date. Recognition of net investment income by each fund is affected by the timing of the declaration of dividends by the underlying funds in which each fund invests. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

Each fund and/or the underlying funds may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statements of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statements of Operations.

Fees Paid Indirectly – Each fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended October 31, 2013, is shown as a reduction of total expenses in the Statements of Operations. In the case of the MFS Lifetime Retirement Income Fund, the MFS Lifetime 2010 Fund, the MFS Lifetime 2015 Fund, MFS Lifetime 2020 Fund, the MFS Lifetime 2025 Fund, the MFS Lifetime 2030 Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime 2040 Fund, the MFS Lifetime 2045 Fund, and the MFS Lifetime 2055 Fund, custody fees were not reduced.

Tax Matters and Distributions – Each fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. Each fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate wash sale loss deferrals.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 4/30/13	MFS Lifetime Retirement Income Fund	MFS Lifetime 2010 Fund	MFS Lifetime 2015 Fund (c)	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund (c)	MFS Lifetime 2030 Fund
Ordinary income (including any short-term capital gains)	$4,439,963	$1,380,022	$5,400	$3,799,961	$7,300	$2,100,005

Year ended 4/30/13	MFS Lifetime 2035 Fund (c)	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund (c)	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund (c)
Ordinary income (including any short-term capital gains)	$9,600	$1,305,006	$8,350	$178,904	$8,350

(c)	For the period from the commencement of the fund’s investment operations, November 2, 2012, through the stated period end.

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 10/31/13	MFS Lifetime Retirement Income Fund	MFS Lifetime 2010 Fund	MFS Lifetime 2015 Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund
Cost of investments	$294,699,641	$100,421,885	$38,700,263	$279,030,246	$63,873,422	$246,759,897
Gross appreciation	$27,070,417	$11,285,310	$1,577,879	$43,610,648	$5,185,292	$55,993,545
Gross depreciation	(2,906,200)	(474,730)	(544,111)	(2,240,145)	(574,726)	(1,790,794)
Net unrealized appreciation (depreciation)	$24,164,217	$10,810,580	$1,033,768	$41,370,503	$4,610,566	$54,202,751

As of 4/30/13
Undistributed ordinary income	$267,105	$449,357	$98,598	$697,179	$115,094	$300,297
Undistributed long-term capital gain	227,581	—	—	—	580
Capital loss carryforwards	—	(582,716)	—	(5,758,122)	—	(5,412,208)
Other temporary differences	(323,455)	—	—	—	—	—
Net unrealized appreciation (depreciation)	22,317,733	10,271,659	570,698	32,987,934	1,495,201	35,130,050

Notes to Financial Statements (unaudited) – continued

As of 10/31/13	MFS Lifetime 2035 Fund	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund
Cost of investments	$45,498,423	$177,512,763	$22,765,993	$39,475,725	$2,128,769
Gross appreciation	$4,667,445	$46,814,078	$2,460,795	$6,199,670	$258,124
Gross depreciation	(209,492)	(1,142,142)	(89,127)	(222,486)	(7,873)
Net unrealized appreciation (depreciation)	$4,457,953	$45,671,936	$2,371,668	$5,977,184	$250,251

As of 4/30/13
Undistributed ordinary income	$28,772	$41,533	$12,998	$16,997	$386
Undistributed long-term capital gain	2,171	—	1,597	—	1,605
Capital loss carryforwards	—	(2,886,420)	—	(92,416)	—
Late year ordinary loss defferal	—	—	—	—	(596)
Net unrealized appreciation (depreciation)	1,229,858	28,710,188	655,375	2,754,370	95,826

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized for fund fiscal years beginning after April 30, 2011 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses (“post-enactment losses”). Previously, net capital losses were carried forward for eight years and treated as short-term losses (“pre-enactment losses”). As a transition rule, the Act requires that all post-enactment net capital losses be used before pre-enactment net capital losses.

As of April 30, 2013, the following fund had capital loss carryforwards available to offset future realized gains.

Pre-enactment losses which expire as follows:	MFS Lifetime 2010 Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2040 Fund
4/30/18	$(582,716)	$(5,462,990)	$(5,145,105)	$(2,791,860)
4/30/19	—	(295,132)	(267,103)	(94,560)
Total	$(582,716)	$(5,758,122)	$(5,412,208)	$(2,886,420)

Post-enactment losses which are characterized as follows:	MFS Lifetime 2050 Fund
Short-Term	$(92,416)

Multiple Classes of Shares of Beneficial Interest – Each fund offers multiple classes of shares, which differ in their respective distribution and service fees. For the Lifetime Retirement Income Fund, income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. For the Lifetime Retirement Income Fund, realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. For all other funds, income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. Each fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

From net investment income

	MFS Lifetime Retirement Income Fund		MFS Lifetime 2010 Fund		MFS Lifetime 2015 Fund
	Six months ended 10/31/13	Year ended 4/30/13	Six months ended 10/31/13	Year ended 4/30/13	Six months ended 10/31/13	Period ended 4/30/13 (c)
Class A	$943,166	$1,967,546	$—	$443,002	$—	$1,119
Class B	84,679	216,554	—	45,317	—	536
Class C	427,320	1,061,727	—	126,984	—	537
Class I	210,565	350,532	—	16,316	—	698
Class R1	10,301	39,912	—	86,413	—	537
Class R2	60,890	192,777	—	498,641	—	617
Class R3	116,236	293,853	—	131,820	—	658
Class R4	257,447	317,062	—	31,529	—	698
Total	$2,110,604	$4,439,963	$—	$1,380,022	$—	$5,400

Notes to Financial Statements (unaudited) – continued

	MFS Lifetime 2020 Fund		MFS Lifetime 2025 Fund		MFS Lifetime 2030 Fund
	Six months ended 10/31/13	Year ended 4/30/13	Six months ended 10/31/13	Period ended 4/30/13 (c)	Six months ended 10/31/13	Year ended 4/30/13
Class A	$—	$697,495	$—	$1,029	$—	$298,090
Class B	—	77,294	—	821	—	41,011
Class C	—	189,863	—	821	—	51,670
Class I	—	49,784	—	982	—	74,610
Class R1	—	93,358	—	821	—	53,253
Class R2	—	1,082,409	—	902	—	601,024
Class R3	—	597,509	—	942	—	370,086
Class R4	—	1,012,249	—	982	—	610,261
Total	$—	$3,799,961	$—	$7,300	$—	$2,100,005

	MFS Lifetime 2035 Fund		MFS Lifetime 2040 Fund		MFS Lifetime 2045 Fund
	Six months ended 10/31/13	Period ended 4/30/13 (c)	Six months ended 10/31/13	Year ended 4/30/13	Six months ended 10/31/13	Period ended 4/30/13 (c)
Class A	$—	$2,428	$—	$157,502	$—	$998
Class B	—	949	—	14,564	—	964
Class C	—	949	—	34,394	—	1,485
Class I	—	1,112	—	62,423	—	1,038
Class R1	—	949	—	23,598	—	874
Class R2	—	1,030	—	342,547	—	956
Class R3	—	1,071	—	132,349	—	997
Class R4	—	1,112	—	537,629	—	1,038
Total	$—	$9,600	$—	$1,305,006	$—	$8,350

	MFS Lifetime 2050 Fund		MFS Lifetime 2055 Fund
	Six months ended 10/31/13	Year ended 4/30/13	Six months ended 10/31/13	Period ended 4/30/13 (c)
Class A	$—	$12,551	$—	$1,084
Class B	—	1,637	—	962
Class C	—	1,669	—	962
Class I	—	4,408	—	1,125
Class R1	—	1,232	—	962
Class R2	—	20,817	—	1,044
Class R3	—	12,654	—	1,085
Class R4	—	123,936	—	1,126
Total	$—	$178,904	$—	$8,350

(c)	For the period from the commencement of the fund’s investment operations November 2, 2012, through the stated period end.

(3)	Transactions with Affiliates

Investment Adviser – Each fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the funds. MFS receives no compensation under this agreement; however MFS receives management fees from the underlying MFS funds.

The investment adviser has agreed in writing to pay all of each fund’s operating expenses, exclusive of distribution and service fee, interest, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses including fees and expenses associated with investments in investment companies and other similar investment vehicles. This written agreement will continue until modified by the funds’ Board of Trustees, but such agreement will continue at least until August 31, 2014. After August 31, 2014, MFS may increase such expense limitation to 0.10% annually of each fund’s average daily net assets for each class of shares

Notes to Financial Statements (unaudited) – continued

without a vote of the funds’ Board of Trustees. Any increase above 0.10% would require a vote of the funds’ Board of Trustees. For the six months ended October 31, 2013, this reduction amounted to the following for each fund and is reflected as a reduction of total expenses in the Statements of Operations:

MFS Lifetime Retirement Income Fund	MFS Lifetime 2010 Fund	MFS Lifetime 2015 Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund
$171,961	$124,755	$84,989	$172,883	$86,731	$170,016

MFS Lifetime 2035 Fund	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund
$86,320	$166,446	$85,137	$93,620	$83,452

In addition to the fees and expenses which each fund bears directly, each fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which a fund invests. Accordingly, the expense ratio for each fund reflects only those fees and expenses borne directly by each fund.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received the following amounts for the six months ended October 31, 2013, as its portion of the initial sales charge on sales of Class A shares of each fund.

MFS Lifetime Retirement Income Fund	MFS Lifetime 2010 Fund	MFS Lifetime 2015 Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund
$82,496	$2,889	$433	$11,050	$4,711	$12,065

MFS Lifetime 2035 Fund	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund
$5,766	$8,448	$1,661	$2,912	$124

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

Each fund’s distribution plan provides that the funds will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	CLASS A
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Lifetime Retirement Income Fund	—	0.25%	0.25%	0.25%	$142,146
MFS Lifetime 2010 Fund	—	0.25%	0.25%	0.25%	25,200
MFS Lifetime 2015 Fund	—	0.25%	0.25%	0.25%	676
MFS Lifetime 2020 Fund	—	0.25%	0.25%	0.25%	49,796
MFS Lifetime 2025 Fund	—	0.25%	0.25%	0.25%	2,186
MFS Lifetime 2030 Fund	—	0.25%	0.25%	0.25%	36,500
MFS Lifetime 2035 Fund	—	0.25%	0.25%	0.24%	2,195
MFS Lifetime 2040 Fund	—	0.25%	0.25%	0.24%	23,984
MFS Lifetime 2045 Fund	—	0.25%	0.25%	0.19%	588
MFS Lifetime 2050 Fund	—	0.25%	0.25%	0.25%	3,254
MFS Lifetime 2055 Fund	—	0.25%	0.25%	0.25%	239

	CLASS B
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Lifetime Retirement Income Fund	0.75%	0.25%	1.00%	1.00%	$92,112
MFS Lifetime 2010 Fund	0.75%	0.25%	1.00%	1.00%	16,255
MFS Lifetime 2015 Fund	0.75%	0.25%	1.00%	1.00%	640
MFS Lifetime 2020 Fund	0.75%	0.25%	1.00%	1.00%	34,411
MFS Lifetime 2025 Fund	0.75%	0.25%	1.00%	1.00%	2,185
MFS Lifetime 2030 Fund	0.75%	0.25%	1.00%	1.00%	33,725
MFS Lifetime 2035 Fund	0.75%	0.25%	1.00%	1.00%	1,203
MFS Lifetime 2040 Fund	0.75%	0.25%	1.00%	1.00%	17,663
MFS Lifetime 2045 Fund	0.75%	0.25%	1.00%	1.00%	1,049
MFS Lifetime 2050 Fund	0.75%	0.25%	1.00%	0.99%	2,488
MFS Lifetime 2055 Fund	0.75%	0.25%	1.00%	1.00%	583

Notes to Financial Statements (unaudited) – continued

	CLASS C
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Lifetime Retirement Income Fund	0.75%	0.25%	1.00%	1.00%	$466,808
MFS Lifetime 2010 Fund	0.75%	0.25%	1.00%	1.00%	38,872
MFS Lifetime 2015 Fund	0.75%	0.25%	1.00%	1.00%	1,045
MFS Lifetime 2020 Fund	0.75%	0.25%	1.00%	1.00%	81,534
MFS Lifetime 2025 Fund	0.75%	0.25%	1.00%	1.00%	1,503
MFS Lifetime 2030 Fund	0.75%	0.25%	1.00%	1.00%	51,248
MFS Lifetime 2035 Fund	0.75%	0.25%	1.00%	1.00%	948
MFS Lifetime 2040 Fund	0.75%	0.25%	1.00%	1.00%	40,848
MFS Lifetime 2045 Fund	0.75%	0.25%	1.00%	1.00%	1,128
MFS Lifetime 2050 Fund	0.75%	0.25%	1.00%	1.00%	2,901
MFS Lifetime 2055 Fund	0.75%	0.25%	1.00%	1.00%	768

	CLASS R1
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Lifetime Retirement Income Fund	0.75%	0.25%	1.00%	1.00%	$11,208
MFS Lifetime 2010 Fund	0.75%	0.25%	1.00%	1.00%	25,194
MFS Lifetime 2015 Fund	0.75%	0.25%	1.00%	1.00%	524
MFS Lifetime 2020 Fund	0.75%	0.25%	1.00%	1.00%	40,667
MFS Lifetime 2025 Fund	0.75%	0.25%	1.00%	1.00%	558
MFS Lifetime 2030 Fund	0.75%	0.25%	1.00%	1.00%	48,493
MFS Lifetime 2035 Fund	0.75%	0.25%	1.00%	1.00%	577
MFS Lifetime 2040 Fund	0.75%	0.25%	1.00%	1.00%	34,204
MFS Lifetime 2045 Fund	0.75%	0.25%	1.00%	1.00%	580
MFS Lifetime 2050 Fund	0.75%	0.25%	1.00%	1.00%	1,502
MFS Lifetime 2055 Fund	0.75%	0.25%	1.00%	1.00%	581

	CLASS R2
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Lifetime Retirement Income Fund	0.25%	0.25%	0.50%	0.50%	$21,536
MFS Lifetime 2010 Fund	0.25%	0.25%	0.50%	0.50%	57,127
MFS Lifetime 2015 Fund	0.25%	0.25%	0.50%	0.50%	1,307
MFS Lifetime 2020 Fund	0.25%	0.25%	0.50%	0.50%	166,468
MFS Lifetime 2025 Fund	0.25%	0.25%	0.50%	0.50%	1,387
MFS Lifetime 2030 Fund	0.25%	0.25%	0.50%	0.50%	158,896
MFS Lifetime 2035 Fund	0.25%	0.25%	0.50%	0.50%	2,960
MFS Lifetime 2040 Fund	0.25%	0.25%	0.50%	0.50%	119,122
MFS Lifetime 2045 Fund	0.25%	0.25%	0.50%	0.50%	766
MFS Lifetime 2050 Fund	0.25%	0.25%	0.50%	0.50%	9,733
MFS Lifetime 2055 Fund	0.25%	0.25%	0.50%	0.50%	300

	CLASS R3
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Lifetime Retirement Income Fund	—	0.25%	0.25%	0.25%	$17,498
MFS Lifetime 2010 Fund	—	0.25%	0.25%	0.25%	10,338
MFS Lifetime 2015 Fund	—	0.25%	0.25%	0.25%	3,144
MFS Lifetime 2020 Fund	—	0.25%	0.25%	0.25%	54,594
MFS Lifetime 2025 Fund	—	0.25%	0.25%	0.25%	6,687
MFS Lifetime 2030 Fund	—	0.25%	0.25%	0.25%	52,431
MFS Lifetime 2035 Fund	—	0.25%	0.25%	0.25%	4,351
MFS Lifetime 2040 Fund	—	0.25%	0.25%	0.25%	28,118
MFS Lifetime 2045 Fund	—	0.25%	0.25%	0.25%	2,447
MFS Lifetime 2050 Fund	—	0.25%	0.25%	0.25%	3,946
MFS Lifetime 2055 Fund	—	0.25%	0.25%	0.25%	508

Notes to Financial Statements (unaudited) – continued

Total Distribution and Service Fees:

MFS Lifetime Retirement Income Fund	MFS Lifetime 2010 Fund	MFS Lifetime 2015 Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund
$751,308	$172,986	$7,336	$427,470	$14,506	$381,293

MFS Lifetime 2035 Fund	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund
$12,234	$263,939	$6,558	$23,824	$2,979

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended October 31, 2013 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended October 31, 2013, these rebates amounted to the following, and are reflected as a reduction of total expenses in the Statements of Operations:

	MFS Lifetime Retirement Income Fund	MFS Lifetime 2010 Fund	MFS Lifetime 2015 Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund
Class A	$1,638	$1	$—	$993	$5	$762
Class B	9	—	—	131	—	9
Class C	57	—	—	3	—	52
Class R2	—	6	—	43	—	8
Class R3	—	—	—	324	—	—

	MFS Lifetime 2035 Fund	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund
Class A	$114	$885	$138	$57	$—
Class B	—	11	—	16	—
Class C	—	3	—	—	—
Class R2	—	10	—	—	—
Class R3	—	1	—	—	—

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase for shares purchased on or after August 1, 2012, and within 24 months of purchase for shares purchased prior to August 1, 2012. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended October 31, 2013, were as follows:

CDSC imposed	MFS Lifetime Retirement Income Fund	MFS Lifetime 2010 Fund	MFS Lifetime 2015 Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund
Class A	$448	$15	$—	$51	$—
Class B	18,798	1,747	—	4,891	390
Class C	20,522	949	3	4,510	—

CDSC imposed	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund	MFS Lifetime 2040 Fund	MFS Lifetime 2050 Fund
Class A	$20	$—	$48	$10
Class B	3,898	393	3,486	190
Class C	2,316	114	494	263

For the MFS Lifetime 2045 Fund and the MFS Lifetime 2055 Fund, there were no contingent deferred sales charges imposed during the six months ended October 31, 2013.

Shareholder Service Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, provides shareholder services and transfer agent services to the funds. Under a Special Servicing Agreement among MFS, each MFS fund which invests in other MFS funds (“MFS fund-of-funds”) and the underlying funds in which a MFS fund-of-funds invests (“underlying funds”), each underlying fund may pay a portion of each MFS fund-of-fund’s transfer agent-related expenses, including out-of-pocket and sub-accounting fees, to the extent such payments do not exceed the benefits realized or expected to be realized by the underlying fund from the investment in the underlying fund by the MFS fund-of-fund. For the six months ended October 31, 2013, shareholder servicing expenses incurred by the funds, including out-of-pocket expenses, are disclosed in the Statements of Operations.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to each fund. Under an administrative services agreement, each fund partially reimburses MFS the costs incurred to provide these

Notes to Financial Statements (unaudited) – continued

services. Each fund pays an annual fixed amount of $17,500. The administrative services fee incurred for the six months ended October 31, 2013 was equivalent to the following annual effective rates of each fund’s average daily net assets:

MFS Lifetime Retirement Income Fund	MFS Lifetime 2010 Fund	MFS Lifetime 2015 Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund
0.0059%	0.0165%	0.0515%	0.0058%	0.0317%	0.0067%

MFS Lifetime 2035 Fund	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund
0.0458%	0.0088%	0.0898%	0.0479%	1.0912%

Trustees’ and Officers’ Compensation – Each fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The funds do not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the funds are officers or directors of MFS, MFD, and MFSC.

Other – Each fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended October 31, 2013, the aggregate fees paid by each fund to Tarantino LLC and Griffin Compliance LLC amounted to the following and are included in “Miscellaneous” expense in the Statements of Operations.

MFS Lifetime Retirement Income Fund	MFS Lifetime 2010 Fund	MFS Lifetime 2015 Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund
$875	$326	$95	$902	$144	$732

MFS Lifetime 2035 Fund	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund
$92	$570	$46	$93	$4

MFS has agreed to reimburse each fund for a portion of the payments made by the funds in the following amounts, which are shown as a reduction of total expenses in the Statements of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO:

MFS Lifetime Retirement Income Fund	MFS Lifetime 2010 Fund	MFS Lifetime 2015 Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund
$367	$132	$39	$371	$60	$309

MFS Lifetime 2035 Fund	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund
$40	$239	$20	$41	$2

The funds invest in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statements of Operations. This money market fund does not pay a management fee to MFS.

On November 1, 2012, MFS purchased 10,000 shares each of Class A, Class B, Class C, Class I, Class R1, Class R2, Class R3, and Class R4 for an aggregate amount of $800,000 of the MFS Lifetime 2015 Fund, the MFS Lifetime 2025 Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime 2045 Fund, and the MFS Lifetime 2055 Fund.

On September 11, 2013, MFS redeemed the following fund shares:

Fund	Class	Shares	Amount
MFS Lifetime Retirement Income Fund	Class R4	6,702	$78,816
MFS Lifetime 2020 Fund	Class I	6,291	$79,581
MFS Lifetime 2030 Fund	Class R5	6,133	$80,158
MFS Lifetime 2040 Fund	Class R5	15,833	$209,312
MFS Lifetime 2050 Fund	Class A	10,362	$146,519
MFS Lifetime 2050 Fund	Class R2	10,375	$145,354
MFS Lifetime 2050 Fund	Class R3	10,419	$146,491

Notes to Financial Statements (unaudited) – continued

At October 31, 2013, MFS held the following percentages of outstanding shares of the following funds:

	MFS Lifetime 2015 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2035 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2055 Fund
Class B	81%	—	—	—	100%
Class C	—	—	—	—	58%
Class I	100%	—	—	75%	80%
Class R1	100%	100%	100%	100%	100%
Class R2	—	—	—	—	87%

(4)	Portfolio Securities

Purchases and sales of shares of underlying funds aggregated to the following:

	MFS Lifetime Retirement Income Fund	MFS Lifetime 2010 Fund	MFS Lifetime 2015 Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund
Purchases	$46,056,090	$15,655,070	$11,517,963	$40,969,963	$23,062,176	$54,604,589
Sales	$12,294,069	$10,201,936	$2,527,522	$22,618,856	$2,946,456	$7,729,737

	MFS Lifetime 2035 Fund	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund
Purchases	$19,427,272	$32,189,169	$10,211,718	$14,812,908	$1,344,854
Sales	$1,911,291	$9,542,682	$1,241,122	$2,140,878	$253,576

Notes to Financial Statements (unaudited) – continued

(5)	Shares of Beneficial Interest

Each fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	MFS Lifetime Retirement Income Fund				MFS Lifetime 2010 Fund
	Six months ended 10/31/13		Year ended 4/30/13		Six months ended 10/31/13		Year ended 4/30/13
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	2,362,018	$27,916,877	4,986,956	$57,674,050	226,394	$2,859,960	441,772	$5,466,067
Class B	249,530	2,958,699	627,977	7,287,264	22,392	280,459	99,340	1,221,515
Class C	2,774,612	32,798,428	3,481,953	40,425,881	68,385	846,267	235,876	2,861,681
Class I	679,260	8,034,286	1,088,344	12,596,019	5,761	74,152	22,707	284,700
Class R1	31,877	378,140	45,805	530,749	46,008	570,200	147,571	1,788,821
Class R2	96,808	1,149,757	353,302	4,071,988	320,652	4,027,485	552,749	6,787,819
Class R3	296,350	3,489,464	447,484	5,187,704	276,604	3,485,872	263,365	3,279,788
Class R4	544,812	6,439,407	2,446,588	28,551,588	648,356	8,220,578	3,013,079	37,768,197
	7,035,267	$83,165,058	13,478,409	$156,325,243	1,614,552	$20,364,973	4,776,459	$59,458,588

Shares issued to shareholders in reinvestment of distributions
Class A	74,044	$874,206	151,460	$1,760,102	—	$—	32,316	$397,475
Class B	6,845	80,807	17,448	202,524	—	—	3,350	40,997
Class C	33,212	392,205	82,089	951,850	—	—	8,876	107,396
Class I	11,920	140,793	20,323	236,453	—	—	1,314	16,235
Class R1	865	10,220	3,440	39,859	—	—	6,241	75,590
Class R2	4,866	57,465	15,612	180,937	—	—	38,992	476,485
Class R3	9,843	116,222	25,323	293,734	—	—	10,699	131,820
Class R4	21,801	257,447	27,023	317,047	—	—	2,555	31,529
	163,396	$1,929,365	342,718	$3,982,506	—	$—	104,343	$1,277,527

Shares reacquired
Class A	(1,693,952)	$(19,983,354)	(1,405,726)	$(16,284,451)	(256,630)	$(3,248,055)	(223,857)	$(2,778,483)
Class B	(132,188)	(1,562,542)	(176,793)	(2,056,330)	(12,431)	(156,153)	(43,912)	(540,263)
Class C	(1,067,923)	(12,633,533)	(2,056,158)	(23,709,394)	(76,438)	(948,233)	(89,882)	(1,090,076)
Class I	(335,100)	(3,977,066)	(238,395)	(2,758,497)	(6,248)	(79,569)	(26,156)	(327,683)
Class R1	(53,775)	(641,718)	(88,358)	(1,014,009)	(82,122)	(1,021,059)	(156,138)	(1,883,120)
Class R2	(127,896)	(1,515,094)	(418,550)	(4,868,844)	(301,367)	(3,787,051)	(930,736)	(11,421,729)
Class R3	(314,916)	(3,747,560)	(270,922)	(3,143,003)	(94,617)	(1,195,186)	(328,750)	(4,043,375)
Class R4	(315,035)	(3,719,211)	(428,788)	(5,002,906)	(322,428)	(4,086,709)	(145,364)	(1,827,037)
	(4,040,785)	$(47,780,078)	(5,083,690)	$(58,837,434)	(1,152,281)	$(14,522,015)	(1,944,795)	$(23,911,766)

Net change
Class A	742,110	$8,807,729	3,732,690	$43,149,701	(30,236)	$(388,095)	250,231	$3,085,059
Class B	124,187	1,476,964	468,632	5,433,458	9,961	124,306	58,778	722,249
Class C	1,739,901	20,557,100	1,507,884	17,668,337	(8,053)	(101,966)	154,870	1,879,001
Class I	356,080	4,198,013	870,272	10,073,975	(487)	(5,417)	(2,135)	(26,748)
Class R1	(21,033)	(253,358)	(39,113)	(443,401)	(36,114)	(450,859)	(2,326)	(18,709)
Class R2	(26,222)	(307,872)	(49,636)	(615,919)	19,285	240,434	(338,995)	(4,157,425)
Class R3	(8,723)	(141,874)	201,885	2,338,435	181,987	2,290,686	(54,686)	(631,767)
Class R4	251,578	2,977,643	2,044,823	23,865,729	325,928	4,133,869	2,870,270	35,972,689
	3,157,878	$37,314,345	8,737,437	$101,470,315	462,271	$5,842,958	2,936,007	$36,824,349

Notes to Financial Statements (unaudited) – continued

	MFS Lifetime 2015 Fund				MFS Lifetime 2020 Fund
	Six months ended 10/31/13		Period ended 4/30/13 (c)		Six months ended 10/31/13		Year ended 4/30/13
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	65,693	$684,010	21,036	$212,182	478,778	$6,009,139	815,346	$9,644,293
Class B	2,482	25,945	10,002	100,026	62,652	779,995	133,239	1,562,160
Class C	22,877	237,499	10,081	100,842	248,040	3,038,478	475,738	5,516,995
Class I	—	—	10,000	100,001	12,359	155,959	61,954	734,201
Class R1	—	—	10,000	100,000	66,889	830,807	164,126	1,914,134
Class R2	103,934	1,083,067	10,000	100,000	838,809	10,449,672	1,555,995	18,300,912
Class R3	168,876	1,749,330	170,814	1,753,335	986,990	12,378,491	2,017,098	23,985,143
Class R4	771,740	8,027,995	2,718,183	27,788,747	2,029,601	25,508,965	9,172,201	110,594,225
	1,135,602	$11,807,846	2,960,116	$30,255,133	4,724,118	$59,151,506	14,395,697	$172,252,063

Shares issued to shareholders in reinvestment of distributions
Class A	—	$—	112	$1,119	—	$—	56,935	$670,119
Class B	—	—	54	536	—	—	6,087	71,343
Class C	—	—	54	537	—	—	11,389	131,997
Class I	—	—	70	698	—	—	4,025	47,621
Class R1	—	—	53	537	—	—	7,973	93,358
Class R2	—	—	62	617	—	—	89,580	1,048,983
Class R3	—	—	66	658	—	—	50,722	597,509
Class R4	—	—	70	698	—	—	85,711	1,012,249
	—	$—	541	$5,400	—	$—	312,422	$3,673,179

Shares reacquired
Class A	(4,153)	$(42,917)	—	$—	(443,373)	$(5,523,583)	(558,837)	$(6,606,776)
Class B	(114)	(1,187)	—	—	(61,609)	(770,884)	(100,921)	(1,184,087)
Class C	(33)	(341)	(1)	(15)	(238,650)	(2,927,643)	(211,804)	(2,483,546)
Class I	—	—	—	—	(32,297)	(410,010)	(12,827)	(151,053)
Class R1	—	—	—	—	(94,866)	(1,176,774)	(272,782)	(3,175,867)
Class R2	(24,132)	(247,333)	—	—	(706,901)	(8,760,436)	(2,231,550)	(26,186,109)
Class R3	(21,213)	(220,609)	(334)	(3,490)	(919,841)	(11,635,358)	(818,791)	(9,705,724)
Class R4	(216,262)	(2,248,845)	(99,613)	(1,024,493)	(720,230)	(9,090,974)	(667,445)	(8,066,274)
	(265,907)	$(2,761,232)	(99,948)	$(1,027,998)	(3,217,767)	$(40,295,662)	(4,874,957)	$(57,559,436)

Net change
Class A	61,540	$641,093	21,148	$213,301	35,405	$485,556	313,444	$3,707,636
Class B	2,368	24,758	10,056	100,562	1,043	9,111	38,405	449,416
Class C	22,844	237,158	10,134	101,364	9,390	110,835	275,323	3,165,446
Class I	—	—	10,070	100,699	(19,938)	(254,051)	53,152	630,769
Class R1	—	—	10,053	100,537	(27,977)	(345,967)	(100,683)	(1,168,375)
Class R2	79,802	835,734	10,062	100,617	131,908	1,689,236	(585,975)	(6,836,214)
Class R3	147,663	1,528,721	170,546	1,750,503	67,149	743,133	1,249,029	14,876,928
Class R4	555,478	5,779,150	2,618,640	26,764,952	1,309,371	16,417,991	8,590,467	103,540,200
	869,695	$9,046,614	2,860,709	$29,232,535	1,506,351	$18,855,844	9,833,162	$118,365,806

Notes to Financial Statements (unaudited) – continued

	MFS Lifetime 2025 Fund				MFS Lifetime 2030 Fund
	Six months ended 10/31/13		Period ended 4/30/13 (c)		Six months ended 10/31/13		Year ended 4/30/13
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	250,286	$2,785,116	51,057	$523,561	503,362	$6,509,008	691,345	$7,945,437
Class B	17,893	196,589	31,648	324,798	60,452	764,517	144,633	1,609,210
Class C	42,639	474,612	15,706	160,210	208,677	2,622,751	284,757	3,206,067
Class I	19,611	221,446	10,000	100,001	66,364	844,041	249,840	2,900,065
Class R1	—	—	10,000	100,000	95,116	1,212,917	231,343	2,643,066
Class R2	102,450	1,140,298	11,040	111,178	943,150	12,005,338	1,528,713	17,350,065
Class R3	415,076	4,584,524	285,441	3,010,091	1,336,525	17,271,046	1,184,110	13,705,291
Class R4	1,285,310	14,260,223	3,874,752	40,624,890	2,309,769	29,622,490	6,826,778	79,938,983
	2,133,265	$23,662,808	4,289,644	$44,954,729	5,523,415	$70,852,108	11,141,519	$129,298,184

Shares issued to shareholders in reinvestment of distributions
Class A	—	$—	103	$1,029	—	$—	24,534	$280,177
Class B	—	—	82	821	—	—	3,523	39,883
Class C	—	—	82	821	—	—	3,007	33,923
Class I	—	—	98	982	—	—	6,440	73,864
Class R1	—	—	82	821	—	—	4,700	53,253
Class R2	—	—	90	902	—	—	52,144	591,309
Class R3	—	—	94	942	—	—	32,464	370,086
Class R4	—	—	98	982	—	—	53,298	610,261
	—	$—	729	$7,300	—	$—	180,110	$2,052,756

Shares reacquired
Class A	(3,722)	$(40,520)	(16,139)	$(159,146)	(169,834)	$(2,171,985)	(275,083)	$(3,146,344)
Class B	(3,565)	(38,767)	(17)	(185)	(23,867)	(302,723)	(44,435)	(501,978)
Class C	(115)	(1,288)	(8)	(83)	(78,925)	(984,461)	(188,971)	(2,124,433)
Class I	—	—	—	—	(35,735)	(453,375)	(132,352)	(1,499,284)
Class R1	—	—	—	—	(74,766)	(955,258)	(158,002)	(1,787,924)
Class R2	(34,349)	(377,711)	—	—	(551,558)	(7,005,093)	(1,776,306)	(20,039,968)
Class R3	(24,183)	(266,943)	(3,183)	(33,792)	(350,954)	(4,549,693)	(626,143)	(7,144,435)
Class R4	(251,067)	(2,769,579)	(143,424)	(1,528,880)	(552,220)	(7,097,358)	(535,287)	(6,330,958)
	(317,001)	$(3,494,808)	(162,771)	$(1,722,086)	(1,837,859)	$(23,519,946)	(3,736,579)	$(42,575,324)

Net change
Class A	246,564	$2,744,596	35,021	$365,444	333,528	$4,337,023	440,796	$5,079,270
Class B	14,328	157,822	31,713	325,434	36,585	461,794	103,721	1,147,115
Class C	42,524	473,324	15,780	160,948	129,752	1,638,290	98,793	1,115,557
Class I	19,611	221,446	10,098	100,983	30,629	390,666	123,928	1,474,645
Class R1	—	—	10,082	100,821	20,350	257,659	78,041	908,395
Class R2	68,101	762,587	11,130	112,080	391,592	5,000,245	(195,449)	(2,098,594)
Class R3	390,893	4,317,581	282,352	2,977,241	985,571	12,721,353	590,431	6,930,942
Class R4	1,034,243	11,490,644	3,731,426	39,096,992	1,757,549	22,525,132	6,344,789	74,218,286
	1,816,264	$20,168,000	4,127,602	$43,239,943	3,685,556	$47,332,162	7,585,050	$88,775,616

Notes to Financial Statements (unaudited) – continued

	MFS Lifetime 2035 Fund				MFS Lifetime 2040 Fund
	Six months ended 10/31/13		Period ended 4/30/13 (c)		Six months ended 10/31/13		Year ended 4/30/13
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	278,415	$3,180,294	60,353	$625,092	406,493	$5,252,027	418,757	$4,768,740
Class B	9,576	107,568	16,772	172,694	22,701	289,815	72,885	809,677
Class C	29,034	336,318	12,242	124,297	120,220	1,522,715	234,216	2,603,055
Class I	81,145	906,521	10,000	100,002	65,414	858,556	99,428	1,143,977
Class R1	—	—	10,000	100,000	105,783	1,350,376	187,427	2,085,310
Class R2	173,786	2,006,671	28,796	304,366	806,974	10,335,319	1,474,557	16,490,336
Class R3	198,455	2,271,924	225,784	2,409,605	611,001	7,901,899	902,716	10,460,647
Class R4	973,929	11,183,904	2,300,504	24,418,184	1,551,659	20,112,136	6,518,262	75,748,670
	1,744,340	$19,993,200	2,664,451	$28,254,240	3,690,245	$47,622,843	9,908,248	$114,110,412

Shares issued to shareholders in reinvestment of distributions
Class A	—	$—	242	$2,428	—	$—	13,148	$148,439
Class B	—	—	94	949	—	—	1,245	13,998
Class C	—	—	94	949	—	—	1,906	21,216
Class I	—	—	111	1,112	—	—	5,500	62,423
Class R1	—	—	94	949	—	—	2,115	23,598
Class R2	—	—	103	1,030	—	—	29,646	332,921
Class R3	—	—	107	1,071	—	—	11,723	132,349
Class R4	—	—	111	1,112	—	—	47,410	537,629
	—	$—	956	$9,600	—	$—	112,693	$1,272,573

Shares reacquired
Class A	(75,752)	$(873,863)	(30)	$(323)	(148,156)	$(1,894,300)	(213,269)	$(2,387,906)
Class B	(2,570)	(27,474)	(13)	(142)	(17,894)	(228,764)	(31,850)	(359,586)
Class C	(2,309)	(26,091)	(5)	(53)	(98,226)	(1,222,716)	(105,790)	(1,176,019)
Class I	(86)	(1,016)	—	—	(12,405)	(161,831)	(12,599)	(138,559)
Class R1	—	—	—	—	(51,995)	(652,165)	(202,397)	(2,262,021)
Class R2	(24,975)	(281,975)	—	—	(656,265)	(8,397,804)	(2,042,016)	(22,378,651)
Class R3	(20,334)	(234,239)	(6,506)	(71,319)	(321,444)	(4,190,824)	(270,826)	(3,063,225)
Class R4	(86,061)	(990,673)	(38,915)	(420,737)	(614,370)	(7,945,841)	(481,938)	(5,645,861)
	(212,087)	$(2,435,331)	(45,469)	$(492,574)	(1,920,755)	$(24,694,245)	(3,360,685)	$(37,411,828)

Net change
Class A	202,663	$2,306,431	60,565	$627,197	258,337	$3,357,727	218,636	$2,529,273
Class B	7,006	80,094	16,853	173,501	4,807	61,051	42,280	464,089
Class C	26,725	310,227	12,331	125,193	21,994	299,999	130,332	1,448,252
Class I	81,059	905,505	10,111	101,114	53,009	696,725	92,329	1,067,841
Class R1	—	—	10,094	100,949	53,788	698,211	(12,855)	(153,113)
Class R2	148,811	1,724,696	28,899	305,396	150,709	1,937,515	(537,813)	(5,555,394)
Class R3	178,121	2,037,685	219,385	2,339,357	289,557	3,711,075	643,613	7,529,771
Class R4	887,868	10,193,231	2,261,700	23,998,559	937,289	12,166,295	6,083,734	70,640,438
	1,532,253	$17,557,869	2,619,938	$27,771,266	1,769,490	$22,928,598	6,660,256	$77,971,157

Notes to Financial Statements (unaudited) – continued

	MFS Lifetime 2045 Fund				MFS Lifetime 2050 Fund
	Six months ended 10/31/13		Period ended 4/30/13 (c)		Six months ended 10/31/13		Year ended 4/30/13
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	47,157	$545,258	18,630	$191,190	118,874	$1,660,889	100,257	$1,235,940
Class B	8,539	96,057	12,781	129,177	5,602	77,028	9,488	115,636
Class C	4,605	53,577	17,654	178,692	16,414	226,498	17,686	213,155
Class I	3,339	38,511	10,000	100,001	11,967	166,741	19,574	244,849
Class R1	—	—	10,000	100,000	6,683	91,617	11,293	135,482
Class R2	39,637	462,093	10,000	100,000	138,785	1,914,662	185,829	2,242,337
Class R3	128,612	1,482,983	134,325	1,435,044	110,507	1,529,671	161,272	1,989,746
Class R4	671,729	7,740,907	1,113,640	11,855,379	904,972	12,554,802	1,680,894	20,835,773
	903,618	$10,419,386	1,327,030	$14,089,483	1,313,804	$18,221,908	2,186,293	$27,012,918

Shares issued to shareholders in reinvestment of distributions
Class A	—	$—	99	$997	—	$—	1,031	$12,530
Class B	—	—	96	964	—	—	132	1,595
Class C	—	—	148	1,484	—	—	139	1,669
Class I	—	—	103	1,038	—	—	364	4,408
Class R1	—	—	87	874	—	—	102	1,232
Class R2	—	—	95	956	—	—	1,725	20,817
Class R3	—	—	99	997	—	—	1,046	12,654
Class R4	—	—	103	1,038	—	—	10,243	123,936
	—	$—	830	$8,348	—	$—	14,782	$178,841

Shares reacquired
Class A	(580)	$(6,781)	(19)	$(213)	(26,679)	$(374,222)	(14,361)	$(179,624)
Class B	(7)	(75)	—	—	(1,478)	(21,196)	(4,255)	(54,781)
Class C	—	—	(5)	(50)	(1,486)	(20,227)	(5,528)	(70,952)
Class I	—	—	—	—	(2,078)	(30,005)	(10,844)	(129,477)
Class R1	—	—	—	—	(810)	(11,007)	(8,188)	(105,017)
Class R2	(1,454)	(16,763)	—	—	(65,995)	(913,502)	(80,522)	(970,923)
Class R3	(22,231)	(255,281)	(21,809)	(239,212)	(51,482)	(707,043)	(10,723)	(126,971)
Class R4	(97,199)	(1,114,466)	(13,976)	(152,357)	(244,649)	(3,393,621)	(236,661)	(2,970,801)
	(121,471)	$(1,393,366)	(35,809)	$(391,832)	(394,657)	$(5,470,823)	(371,082)	$(4,608,546)

Net change
Class A	46,577	$538,477	18,710	$191,974	92,195	$1,286,667	86,927	$1,068,846
Class B	8,532	95,982	12,877	130,141	4,124	55,832	5,365	62,450
Class C	4,605	53,577	17,797	180,126	14,928	206,271	12,297	143,872
Class I	3,339	38,511	10,103	101,039	9,889	136,736	9,094	119,780
Class R1	—	—	10,087	100,874	5,873	80,610	3,207	31,697
Class R2	38,183	445,330	10,095	100,956	72,790	1,001,160	107,032	1,292,231
Class R3	106,381	1,227,702	112,615	1,196,829	59,025	822,628	151,595	1,875,429
Class R4	574,530	6,626,441	1,099,767	11,704,060	660,323	9,161,181	1,454,476	17,988,908
	782,147	$9,026,020	1,292,051	$13,705,999	919,147	$12,751,085	1,829,993	$22,583,213

Notes to Financial Statements (unaudited) – continued

	MFS Lifetime 2055 Fund
	Six months ended 10/31/13		Period ended 4/30/13 (c)
	Shares	Amount	Shares	Amount
Shares sold
Class A	8,443	$98,188	12,765	$129,745
Class B	35	400	10,000	100,000
Class C	5,746	66,192	11,514	116,318
Class I	2,468	29,496	10,000	100,000
Class R1	—	—	10,000	100,000
Class R2	2,151	25,062	10,000	100,000
Class R3	33,519	385,837	21,566	223,714
Class R4	60,558	699,036	13,127	133,896
	112,920	$1,304,211	98,972	$1,003,673

Shares issued to shareholders in reinvestment of distributions
Class A	—	$—	108	$1,084
Class B	—	—	96	962
Class C	—	—	96	962
Class I	—	—	112	1,125
Class R1	—	—	96	962
Class R2	—	—	104	1,044
Class R3	—	—	108	1,085
Class R4	—	—	112	1,126
	—	$—	832	$8,350

Shares reacquired
Class A	(204)	$(2,411)	(25)	$(275)
Class B	(2)	(25)	—	—
Class C	(2)	(25)	(2)	(25)
Class R2	(592)	(6,908)	—	—
Class R3	(3,639)	(42,174)	(167)	(1,815)
Class R4	(9,686)	(110,868)	—	—
	(14,125)	$(162,411)	(194)	$(2,115)

Net change
Class A	8,239	$95,777	12,848	$130,554
Class B	33	375	10,096	100,962
Class C	5,744	66,167	11,608	117,255
Class I	2,468	29,496	10,112	101,125
Class R1	—	—	10,096	100,962
Class R2	1,559	18,154	10,104	101,044
Class R3	29,880	343,663	21,507	222,984
Class R4	50,872	588,168	13,239	135,022
	98,795	$1,141,800	99,610	$1,009,908

(c)	For the period from the commencement of the fund’s investment operations, November 2, 2012, through the stated period end.

Notes to Financial Statements (unaudited) – continued

(6)	Line of Credit

Each fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, each fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended October 31, 2013, each fund’s commitment fee and interest expense were equal to the following and are included in “Miscellaneous” expense in the Statements of Operations.

	MFS Lifetime Retirement Income Fund	MFS Lifetime 2010 Fund	MFS Lifetime 2015 Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund
Commitment Fee	$655	$230	$81	$657	$111	$539
Interest Expense	—	—	—	—	—	—

	MFS Lifetime 2035 Fund	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund
Commitment Fee	$69	$422	$36	$70	$6
Interest Expense	—	—	—	—	—

(7)	Transactions in Underlying Affiliated Funds - Affiliated Issuers

An affiliated issuer may be considered one in which each fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, each fund assumes the following to be affiliated issuers:

	Lifetime Retirement Income Fund
Underlying Affiliated Funds	Beginning Share/Par Amount	Acquisitions Share/Par Amount	Dispositions Share/Par Amount	Ending Share/Par Amount
MFS Absolute Return Fund	570,707	103,805	(16,656)	657,856
MFS Commodity Strategy Fund	310,942	87,116	(27,510)	370,548
MFS Emerging Markets Debt Fund	173,019	45,523	(5,183)	213,359
MFS Global Bond Fund	1,346,966	339,284	(41,499)	1,644,751
MFS Global Real Estate Fund	170,262	52,584	(17,302)	205,544
MFS Government Securities Fund	2,676,793	543,401	(58,640)	3,161,554
MFS Growth Fund	201,535	15,256	(19,239)	197,552
MFS High Income Fund	2,305,973	428,965	(66,120)	2,668,818
MFS Inflation-Adjusted Bond Fund	2,434,386	637,583	(64,201)	3,007,768
MFS Institutional Money Market Portfolio	5	7,608,857	(7,608,855)	7
MFS International Growth Fund	106,633	14,767	(8,356)	113,044
MFS International Value Fund	91,613	10,612	(7,499)	94,726
MFS Limited Maturity Fund	9,133,504	1,658,498	(287,620)	10,504,382
MFS Mid Cap Growth Fund	739,395	48,871	(65,510)	722,756
MFS Mid Cap Value Fund	488,120	37,219	(42,061)	483,278
MFS New Discovery Fund	113,554	7,938	(13,674)	107,818
MFS New Discovery Value Fund	242,480	17,065	(25,486)	234,059
MFS Research Bond Fund	5,517,871	1,098,471	(114,728)	6,501,614
MFS Research Fund	353,621	35,253	(29,541)	359,333
MFS Research International Fund	517,353	68,252	(49,741)	535,864
MFS Value Fund	388,289	44,092	(30,630)	401,751

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Absolute Return Fund	$(6,777)	$—	$31,806	$6,361,471
MFS Commodity Strategy Fund	(43,312)	—	—	3,138,542
MFS Emerging Markets Debt Fund	(7,025)	—	73,674	3,198,257
MFS Global Bond Fund	(30,714)	—	227,559	15,855,402
MFS Global Real Estate Fund	(8,358)	32,808	29,377	3,159,210
MFS Government Securities Fund	(31,324)	89,539	360,110	31,868,469
MFS Growth Fund	50,092	—	—	12,846,826

Notes to Financial Statements (unaudited) – continued

	Lifetime Retirement Income Fund – continued
Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS High Income Fund	$(5,431)	$—	$271,828	$9,607,744
MFS Inflation-Adjusted Bond Fund	(66,356)	—	201,970	31,822,187
MFS Institutional Money Market Portfolio	—	—	27	7
MFS International Growth Fund	4,678	—	—	3,173,141
MFS International Value Fund	7,123	—	—	3,197,011
MFS Limited Maturity Fund	(43,876)	—	569,084	63,656,554
MFS Mid Cap Growth Fund	34,413	—	—	9,562,058
MFS Mid Cap Value Fund	32,569	—	—	9,636,569
MFS New Discovery Fund	15,972	—	—	3,167,702
MFS New Discovery Value Fund	14,176	18,503	386	3,199,585
MFS Research Bond Fund	(50,193)	—	1,026,602	70,217,433
MFS Research Fund	32,027	—	—	12,806,641
MFS Research International Fund	27,910	—	—	9,533,013
MFS Value Fund	27,850	—	113,220	12,856,036
	$(46,556)	$140,850	$2,905,643	$318,863,858

	Lifetime 2010 Fund
Underlying Affiliated Funds	Beginning Share/Par Amount	Acquisitions Share/Par Amount	Dispositions Share/Par Amount	Ending Share/Par Amount
MFS Absolute Return Fund	211,869	31,649	(13,711)	229,807
MFS Commodity Strategy Fund	114,543	28,959	(13,357)	130,145
MFS Emerging Markets Debt Fund	64,264	15,603	(5,503)	74,364
MFS Global Bond Fund	500,520	113,795	(39,969)	574,346
MFS Global Real Estate Fund	63,012	18,871	(10,057)	71,826
MFS Government Securities Fund	994,158	173,968	(64,357)	1,103,769
MFS Growth Fund	74,642	7,501	(13,979)	68,164
MFS High Income Fund	855,895	148,031	(74,121)	929,805
MFS Inflation-Adjusted Bond Fund	904,591	207,049	(62,409)	1,049,231
MFS Institutional Money Market Portfolio	48,427	15,218,354	(15,111,460)	155,321
MFS International Growth Fund	39,413	5,663	(5,769)	39,307
MFS International Value Fund	33,828	3,604	(4,611)	32,821
MFS Limited Maturity Fund	3,391,606	532,885	(255,130)	3,669,361
MFS Mid Cap Growth Fund	273,825	27,130	(49,291)	251,664
MFS Mid Cap Value Fund	180,034	20,202	(33,230)	167,006
MFS New Discovery Fund	41,855	4,682	(8,795)	37,742
MFS New Discovery Value Fund	89,366	10,648	(18,989)	81,025
MFS Research Bond Fund	2,049,581	345,140	(126,994)	2,267,727
MFS Research Fund	130,757	14,953	(21,421)	124,289
MFS Research International Fund	191,004	22,497	(27,181)	186,320
MFS Value Fund	143,749	20,630	(25,906)	138,473

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Absolute Return Fund	$(5,447)	$—	$11,262	$2,222,182
MFS Commodity Strategy Fund	(17,316)	—	—	1,102,378
MFS Emerging Markets Debt Fund	(6,626)	—	26,260	1,114,717
MFS Global Bond Fund	(17,853)	—	81,506	5,536,694
MFS Global Real Estate Fund	482	11,613	10,272	1,103,962
MFS Government Securities Fund	(27,024)	32,501	128,690	11,125,990
MFS Growth Fund	47,461	—	—	4,432,719
MFS High Income Fund	(3,663)	—	97,257	3,347,299
MFS Inflation-Adjusted Bond Fund	(52,029)	—	71,992	11,100,868
MFS Institutional Money Market Portfolio	—	—	74	155,321
MFS International Growth Fund	4,387	—	—	1,103,359
MFS International Value Fund	7,298	—	—	1,107,696

Notes to Financial Statements (unaudited) – continued

	Lifetime 2010 Fund – continued
Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Limited Maturity Fund	$(34,701)	$—	$203,667	$22,236,329
MFS Mid Cap Growth Fund	29,190	—	—	3,329,520
MFS Mid Cap Value Fund	35,426	—	—	3,330,109
MFS New Discovery Fund	14,396	—	—	1,108,850
MFS New Discovery Value Fund	12,529	6,774	142	1,107,607
MFS Research Bond Fund	(45,359)	—	366,998	24,491,452
MFS Research Fund	38,831	—	—	4,429,642
MFS Research International Fund	17,373	—	—	3,314,626
MFS Value Fund	40,301	—	40,015	4,431,145
	$37,656	$50,888	$1,038,135	$111,232,465

	Lifetime 2015 Fund
Underlying Affiliated Funds	Beginning Share/Par Amount	Acquisitions Share/Par Amount	Dispositions Share/Par Amount	Ending Share/Par Amount
MFS Absolute Return Fund	60,690	25,106	(3,988)	81,808
MFS Commodity Strategy Fund	33,184	16,575	(3,851)	45,908
MFS Emerging Markets Debt Fund	36,443	13,649	(2,729)	47,363
MFS Global Bond Fund	143,656	68,824	(7,795)	204,685
MFS Global Real Estate Fund	18,383	8,957	(1,551)	25,789
MFS Government Securities Fund	284,281	126,749	(17,765)	393,265
MFS Growth Fund	26,831	6,816	(4,202)	29,445
MFS High Income Fund	326,058	118,292	(25,679)	418,671
MFS Inflation-Adjusted Bond Fund	259,344	125,749	(10,867)	374,226
MFS Institutional Money Market Portfolio	19	9,335,629	(9,335,644)	4
MFS International Growth Fund	17,084	4,603	(2,078)	19,609
MFS International Value Fund	14,701	3,588	(1,849)	16,440
MFS Limited Maturity Fund	732,671	362,778	(42,982)	1,052,467
MFS Mid Cap Growth Fund	92,208	23,778	(14,195)	101,791
MFS Mid Cap Value Fund	61,005	16,984	(9,730)	68,259
MFS New Discovery Fund	12,209	3,305	(2,129)	13,385
MFS New Discovery Value Fund	26,046	7,489	(4,296)	29,239
MFS Research Bond Fund	521,746	240,656	(24,567)	737,835
MFS Research Fund	47,170	13,417	(6,917)	53,670
MFS Research International Fund	64,816	17,362	(6,616)	75,562
MFS Value Fund	51,841	15,659	(7,514)	59,986

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Absolute Return Fund	$(352)	$—	$3,598	$791,079
MFS Commodity Strategy Fund	(2,279)	—	—	388,842
MFS Emerging Markets Debt Fund	(3,023)	—	15,646	709,974
MFS Global Bond Fund	(2,246)	—	27,973	1,973,162
MFS Global Real Estate Fund	82	3,305	3,516	396,384
MFS Government Securities Fund	(5,974)	9,406	40,999	3,964,114
MFS Growth Fund	8,620	—	—	1,914,785
MFS High Income Fund	(1,467)	—	39,913	1,507,214
MFS Inflation-Adjusted Bond Fund	(8,939)	—	23,099	3,959,315
MFS Institutional Money Market Portfolio	—	—	37	4
MFS International Growth Fund	1,093	—	—	550,426
MFS International Value Fund	2,387	—	—	554,850
MFS Limited Maturity Fund	(2,410)	—	50,382	6,377,950
MFS Mid Cap Growth Fund	5,674	—	—	1,346,700
MFS Mid Cap Value Fund	7,829	—	—	1,361,077
MFS New Discovery Fund	2,717	—	—	393,255

Notes to Financial Statements (unaudited) – continued

	Lifetime 2015 Fund – continued
Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS New Discovery Value Fund	$2,106	$1,968	$41	$399,697
MFS Research Bond Fund	(9,005)	—	105,441	7,968,620
MFS Research Fund	9,680	—	—	1,912,790
MFS Research International Fund	3,285	—	—	1,344,247
MFS Value Fund	9,189	—	15,550	1,919,546
	$16,967	$14,679	$326,195	$39,734,031

	Lifetime 2020 Fund
Underlying Affiliated Funds	Beginning Share/Par Amount	Acquisitions Share/Par Amount	Dispositions Share/Par Amount	Ending Share/Par Amount
MFS Absolute Return Fund	445,142	95,086	(9,240)	530,988
MFS Commodity Strategy Fund	632,946	96,331	(69,865)	659,412
MFS Emerging Markets Debt Fund	536,124	137,872	(29,933)	644,063
MFS Global Bond Fund	1,393,468	315,538	(55,640)	1,653,366
MFS Global Real Estate Fund	262,157	63,880	(39,447)	286,590
MFS Government Securities Fund	2,761,903	528,727	(120,438)	3,170,192
MFS Growth Fund	362,699	20,752	(47,650)	335,801
MFS High Income Fund	3,970,940	663,062	(161,706)	4,472,296
MFS Inflation-Adjusted Bond Fund	1,901,135	583,892	(53,329)	2,431,698
MFS Institutional Money Market Portfolio	9	23,388,433	(23,388,438)	4
MFS International Growth Fund	273,977	25,055	(27,778)	271,254
MFS International New Discovery Fund	53,201	1,133	(11,333)	43,001
MFS International Value Fund	235,895	16,324	(24,916)	227,303
MFS Limited Maturity Fund	2,409,875	821,713	(15,731)	3,215,857
MFS Mid Cap Growth Fund	1,390,337	54,939	(195,425)	1,249,851
MFS Mid Cap Value Fund	918,129	40,438	(121,340)	837,227
MFS New Discovery Fund	145,670	10,944	(27,634)	128,980
MFS New Discovery Value Fund	311,297	19,854	(50,350)	280,801
MFS Research Bond Fund	3,772,132	788,150	(95,097)	4,465,185
MFS Research Fund	637,202	43,197	(68,186)	612,213
MFS Research International Fund	886,911	63,928	(93,826)	857,013
MFS Value Fund	700,684	57,499	(73,813)	684,370

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Absolute Return Fund	$(3,755)	$—	$25,071	$5,134,661
MFS Commodity Strategy Fund	(93,686)	—	—	5,585,218
MFS Emerging Markets Debt Fund	(39,723)	—	223,168	9,654,497
MFS Global Bond Fund	(38,338)	—	230,701	15,938,450
MFS Global Real Estate Fund	4,257	47,162	42,485	4,404,884
MFS Government Securities Fund	(59,684)	90,884	363,963	31,955,533
MFS Growth Fund	173,170	—	—	21,837,166
MFS High Income Fund	(12,269)	—	458,660	16,100,265
MFS Inflation-Adjusted Bond Fund	(52,703)	—	159,517	25,727,362
MFS Institutional Money Market Portfolio	—	—	78	4
MFS International Growth Fund	25,743	—	—	7,614,103
MFS International New Discovery Fund	22,370	—	—	1,241,855
MFS International Value Fund	39,021	—	—	7,671,464
MFS Limited Maturity Fund	(2,326)	—	161,344	19,488,092
MFS Mid Cap Growth Fund	145,254	—	—	16,535,523
MFS Mid Cap Value Fund	128,138	—	—	16,694,311
MFS New Discovery Fund	47,360	—	—	3,789,423
MFS New Discovery Value Fund	33,246	23,683	494	3,838,550
MFS Research Bond Fund	(39,092)	—	699,152	48,224,001

Notes to Financial Statements (unaudited) – continued

	Lifetime 2020 Fund – continued
Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Research Fund	$113,484	$—	$—	$21,819,276
MFS Research International Fund	83,900	—	—	15,246,257
MFS Value Fund	106,944	—	196,428	21,899,854
	$581,311	$161,729	$2,561,061	$320,400,749

	Lifetime 2025 Fund
Underlying Affiliated Funds	Beginning Share/Par Amount	Acquisitions Share/Par Amount	Dispositions Share/Par Amount	Ending Share/Par Amount
MFS Absolute Return Fund	45,389	28,886	(3,442)	70,833
MFS Commodity Strategy Fund	171,806	126,762	(27,279)	271,289
MFS Emerging Markets Debt Fund	82,421	59,679	(4,761)	137,339
MFS Emerging Markets Equity Fund	6,617	2,667	(1,227)	8,057
MFS Global Bond Fund	193,123	139,376	(6,375)	326,124
MFS Global Real Estate Fund	67,394	42,967	(4,996)	105,365
MFS Government Securities Fund	217,381	209,300	(8,678)	418,003
MFS Growth Fund	75,787	26,659	(5,761)	96,685
MFS High Income Fund	611,851	381,248	(36,493)	956,606
MFS Inflation-Adjusted Bond Fund	193,549	140,025	(10,042)	323,532
MFS Institutional Money Market Portfolio	27	19,028,117	(19,028,132)	12
MFS International Growth Fund	67,683	27,892	(4,101)	91,474
MFS International New Discovery Fund	25,068	9,325	(1,702)	32,691
MFS International Value Fund	58,376	21,953	(3,847)	76,482
MFS Mid Cap Growth Fund	313,033	110,622	(22,335)	401,320
MFS Mid Cap Value Fund	206,409	73,732	(12,006)	268,135
MFS New Discovery Fund	31,526	11,581	(3,951)	39,156
MFS New Discovery Value Fund	67,186	23,870	(6,219)	84,837
MFS Research Bond Fund	303,197	251,644	(13,066)	541,775
MFS Research Fund	112,491	46,884	(5,600)	153,775
MFS Research International Fund	178,794	75,693	(9,858)	244,629
MFS Value Fund	146,452	60,621	(10,074)	196,999

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Absolute Return Fund	$(340)	$—	$2,942	$684,959
MFS Commodity Strategy Fund	(12,682)	—	—	2,297,817
MFS Emerging Markets Debt Fund	(6,718)	—	40,808	2,058,717
MFS Emerging Markets Equity Fund	(2,260)	—	—	264,663
MFS Global Bond Fund	(1,652)	—	42,286	3,143,838
MFS Global Real Estate Fund	(4,244)	12,692	13,946	1,619,457
MFS Government Securities Fund	(3,452)	7,645	38,016	4,213,468
MFS Growth Fund	6,618	—	—	6,287,431
MFS High Income Fund	(4,171)	—	83,750	3,443,782
MFS Inflation-Adjusted Bond Fund	(9,075)	—	18,876	3,422,972
MFS Institutional Money Market Portfolio	—	—	79	12
MFS International Growth Fund	1,976	—	—	2,567,676
MFS International New Discovery Fund	445	—	—	944,122
MFS International Value Fund	802	—	—	2,581,269
MFS Mid Cap Growth Fund	6,016	—	—	5,309,457
MFS Mid Cap Value Fund	7,186	—	—	5,346,617
MFS New Discovery Fund	5,187	—	—	1,150,396
MFS New Discovery Value Fund	2,729	5,229	109	1,159,726
MFS Research Bond Fund	(5,556)	—	70,353	5,851,171
MFS Research Fund	5,183	—	—	5,480,531
MFS Research International Fund	2,285	—	—	4,351,949
MFS Value Fund	8,108	—	47,733	6,303,958
	$(3,615)	$25,566	$358,898	$68,483,988

Notes to Financial Statements (unaudited) – continued

	Lifetime 2030 Fund
Underlying Affiliated Funds	Beginning Share/Par Amount	Acquisitions Share/Par Amount	Dispositions Share/Par Amount	Ending Share/Par Amount
MFS Absolute Return Fund	177,847	75,107	(2,056)	250,898
MFS Commodity Strategy Fund	1,085,234	453,431	(65,770)	1,472,895
MFS Emerging Markets Debt Fund	323,924	171,194	(7,296)	487,822
MFS Emerging Markets Equity Fund	87,583	26,472	(4,997)	109,058
MFS Global Bond Fund	673,027	344,985	(13,509)	1,004,503
MFS Global Real Estate Fund	495,349	192,046	(30,106)	657,289
MFS Growth Fund	468,371	65,069	(14,430)	519,010
MFS High Income Fund	2,402,041	1,017,864	(28,036)	3,391,869
MFS Inflation-Adjusted Bond Fund	882,819	417,106	(15,927)	1,283,998
MFS Institutional Money Market Portfolio	8	31,307,750	(31,307,731)	27
MFS International Growth Fund	483,600	103,829	(12,778)	574,651
MFS International New Discovery Fund	217,513	36,849	(6,601)	247,761
MFS International Value Fund	417,587	75,528	(12,669)	480,446
MFS Mid Cap Growth Fund	1,885,752	253,080	(50,029)	2,088,803
MFS Mid Cap Value Fund	1,243,250	194,189	(41,951)	1,395,488
MFS New Discovery Fund	199,052	29,363	(15,018)	213,397
MFS New Discovery Value Fund	425,011	63,183	(26,790)	461,404
MFS Research Bond Fund	596,948	224,313	(10,600)	810,661
MFS Research Fund	585,330	106,983	(15,389)	676,924
MFS Research International Fund	1,033,606	207,463	(28,737)	1,212,332
MFS Value Fund	904,441	183,553	(30,288)	1,057,706

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Absolute Return Fund	$(783)	$—	$10,970	$2,426,180
MFS Commodity Strategy Fund	(90,902)	—	—	12,475,418
MFS Emerging Markets Debt Fund	(10,097)	—	151,262	7,312,446
MFS Emerging Markets Equity Fund	(7,847)	—	—	3,582,548
MFS Global Bond Fund	(3,566)	—	128,503	9,683,406
MFS Global Real Estate Fund	(7,436)	91,821	89,518	10,102,530
MFS Growth Fund	26,337	—	—	33,751,214
MFS High Income Fund	(3,705)	—	310,717	12,210,728
MFS Inflation-Adjusted Bond Fund	(15,062)	—	79,245	13,584,697
MFS Institutional Money Market Portfolio	—	—	116	27
MFS International Growth Fund	4,560	—	—	16,130,448
MFS International New Discovery Fund	2,218	—	—	7,155,324
MFS International Value Fund	12,467	—	—	16,215,068
MFS Mid Cap Growth Fund	15,657	—	—	27,634,868
MFS Mid Cap Value Fund	32,448	—	—	27,826,040
MFS New Discovery Fund	18,560	—	—	6,269,603
MFS New Discovery Value Fund	11,696	33,373	696	6,307,399
MFS Research Bond Fund	(4,060)	—	118,392	8,755,143
MFS Research Fund	18,548	—	—	24,125,568
MFS Research International Fund	4,567	—	—	21,567,393
MFS Value Fund	34,694	—	275,912	33,846,600
	$38,294	$125,194	$1,165,331	$300,962,648

	Lifetime 2035 Fund
Underlying Affiliated Funds	Beginning Share/Par Amount	Acquisitions Share/Par Amount	Dispositions Share/Par Amount	Ending Share/Par Amount
MFS Absolute Return Fund	7,559	8,514	(154)	15,919
MFS Commodity Strategy Fund	151,523	142,018	(17,524)	276,017
MFS Emerging Markets Debt Fund	13,757	17,753	(688)	30,822
MFS Emerging Markets Equity Fund	15,219	12,485	(2,010)	25,694
MFS Global Bond Fund	28,535	36,868	(1,585)	63,818

Notes to Financial Statements (unaudited) – continued

	Lifetime 2035 Fund – continued
Underlying Affiliated Funds	Beginning Share/Par Amount	Acquisitions Share/Par Amount	Dispositions Share/Par Amount	Ending Share/Par Amount
MFS Global Real Estate Fund	78,768	71,697	(8,431)	142,034
MFS Growth Fund	60,841	32,309	(3,442)	89,708
MFS High Income Fund	101,842	116,094	(3,650)	214,286
MFS Inflation-Adjusted Bond Fund	78,689	82,207	(6,602)	154,294
MFS Institutional Money Market Portfolio	182,616	14,780,052	(14,914,994)	47,674
MFS International Growth Fund	70,877	45,974	(3,492)	113,359
MFS International New Discovery Fund	37,767	22,921	(2,276)	58,412
MFS International Value Fund	61,392	36,356	(3,373)	94,375
MFS Mid Cap Growth Fund	246,430	133,943	(15,078)	365,295
MFS Mid Cap Value Fund	162,668	89,719	(9,145)	243,242
MFS New Discovery Fund	27,582	15,200	(2,998)	39,784
MFS New Discovery Value Fund	59,017	31,195	(4,622)	85,590
MFS Research Bond Fund	67,854	59,730	(4,547)	123,037
MFS Research Fund	72,647	42,859	(3,518)	111,988
MFS Research International Fund	137,134	86,018	(7,592)	215,560
MFS Value Fund	117,087	71,491	(5,952)	182,626

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Absolute Return Fund	$(23)	$—	$587	$153,934
MFS Commodity Strategy Fund	(12,303)	—	—	2,337,861
MFS Emerging Markets Debt Fund	(1,047)	—	8,030	462,020
MFS Emerging Markets Equity Fund	(4,705)	—	—	844,055
MFS Global Bond Fund	(953)	—	7,458	615,207
MFS Global Real Estate Fund	(3,912)	14,615	18,177	2,183,068
MFS Growth Fund	495	—	—	5,833,729
MFS High Income Fund	(510)	—	16,468	771,429
MFS Inflation-Adjusted Bond Fund	(6,003)	—	8,418	1,632,430
MFS Institutional Money Market Portfolio	—	—	56	47,674
MFS International Growth Fund	1,037	—	—	3,181,976
MFS International New Discovery Fund	655	—	—	1,686,942
MFS International Value Fund	469	—	—	3,185,166
MFS Mid Cap Growth Fund	391	—	—	4,832,851
MFS Mid Cap Value Fund	673	—	—	4,850,252
MFS New Discovery Fund	1,295	—	—	1,168,848
MFS New Discovery Value Fund	602	4,626	97	1,170,019
MFS Research Bond Fund	(2,014)	—	15,824	1,328,804
MFS Research Fund	154	—	—	3,991,257
MFS Research International Fund	1,643	—	—	3,834,819
MFS Value Fund	(387)	—	42,081	5,844,035
	$(24,443)	$19,241	$117,196	$49,956,376

	Lifetime 2040 Fund
Underlying Affiliated Funds	Beginning Share/Par Amount	Acquisitions Share/Par Amount	Dispositions Share/Par Amount	Ending Share/Par Amount
MFS Commodity Strategy Fund	997,689	381,904	(70,001)	1,309,592
MFS Emerging Markets Equity Fund	109,886	34,298	(8,258)	135,926
MFS Global Real Estate Fund	557,376	208,070	(44,699)	720,747
MFS Growth Fund	388,965	41,386	(18,980)	411,371
MFS Inflation-Adjusted Bond Fund	393,681	153,975	(19,358)	528,298
MFS Institutional Money Market Portfolio	21	21,432,573	(21,162,723)	269,871
MFS International Growth Fund	482,032	88,876	(17,004)	553,904
MFS International New Discovery Fund	272,881	45,787	(10,489)	308,179
MFS International Value Fund	417,607	64,260	(19,712)	462,155
MFS Mid Cap Growth Fund	1,587,555	170,397	(74,607)	1,683,345
MFS Mid Cap Value Fund	1,048,712	125,548	(50,638)	1,123,622
MFS New Discovery Fund	182,673	24,750	(18,462)	188,961

Notes to Financial Statements (unaudited) – continued

	Lifetime 2040 Fund – continued
Underlying Affiliated Funds	Beginning Share/Par Amount	Acquisitions Share/Par Amount	Dispositions Share/Par Amount	Ending Share/Par Amount
MFS New Discovery Value Fund	390,175	46,128	(28,942)	407,361
MFS Research Bond Fund	405,809	130,375	(16,884)	519,300
MFS Research Fund	455,879	63,259	(18,137)	501,001
MFS Research International Fund	893,098	147,611	(40,609)	1,000,100
MFS Value Fund	752,465	121,680	(35,371)	838,774

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Commodity Strategy Fund	$(92,300)	$—	$—	$11,092,239
MFS Emerging Markets Equity Fund	(20,776)	—	—	4,465,175
MFS Global Real Estate Fund	(14,416)	103,939	98,713	11,077,879
MFS Growth Fund	29,063	—	—	26,751,467
MFS Inflation-Adjusted Bond Fund	(18,120)	—	33,865	5,589,395
MFS Institutional Money Market Portfolio	—	—	96	269,871
MFS International Growth Fund	2,159	—	—	15,548,089
MFS International New Discovery Fund	1,334	—	—	8,900,215
MFS International Value Fund	11,001	—	—	15,597,743
MFS Mid Cap Growth Fund	22,636	—	—	22,270,657
MFS Mid Cap Value Fund	37,182	—	—	22,405,017
MFS New Discovery Fund	23,048	—	—	5,551,684
MFS New Discovery Value Fund	13,014	30,330	633	5,568,618
MFS Research Bond Fund	(6,113)	—	78,186	5,608,443
MFS Research Fund	22,154	—	—	17,855,670
MFS Research International Fund	1,617	—	—	17,791,777
MFS Value Fund	42,900	—	225,276	26,840,760
	$54,383	$134,269	$436,769	$223,184,699

	Lifetime 2045 Fund
Underlying Affiliated Funds	Beginning Share/Par Amount	Acquisitions Share/Par Amount	Dispositions Share/Par Amount	Ending Share/Par Amount
MFS Commodity Strategy Fund	78,474	82,794	(13,242)	148,026
MFS Emerging Markets Equity Fund	8,691	7,794	(1,194)	15,291
MFS Global Real Estate Fund	43,513	42,985	(4,968)	81,530
MFS Growth Fund	30,833	17,823	(2,316)	46,340
MFS Inflation-Adjusted Bond Fund	31,171	31,115	(2,886)	59,400
MFS Institutional Money Market Portfolio	11	8,225,642	(8,204,110)	21,543
MFS International Growth Fund	37,865	26,578	(1,880)	62,563
MFS International New Discovery Fund	21,536	14,460	(1,239)	34,757
MFS International Value Fund	32,520	21,446	(1,881)	52,085
MFS Mid Cap Growth Fund	125,805	73,757	(9,834)	189,728
MFS Mid Cap Value Fund	82,767	50,431	(6,871)	126,327
MFS New Discovery Fund	14,367	9,152	(2,179)	21,340
MFS New Discovery Value Fund	30,835	18,443	(3,365)	45,913
MFS Research Bond Fund	32,063	28,699	(2,376)	58,386
MFS Research Fund	36,069	22,862	(2,563)	56,368
MFS Research International Fund	69,873	48,374	(5,407)	112,840
MFS Value Fund	59,379	39,766	(4,875)	94,270

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Commodity Strategy Fund	$(7,707)	$—	$—	$1,253,782
MFS Emerging Markets Equity Fund	(2,949)	—	—	502,296
MFS Global Real Estate Fund	(4,835)	8,271	10,455	1,253,124
MFS Growth Fund	(602)	—	—	3,013,461
MFS Inflation-Adjusted Bond Fund	(2,796)	—	3,334	628,448
MFS Institutional Money Market Portfolio	—	—	30	21,543
MFS International Growth Fund	(364)	—	—	1,756,130

Notes to Financial Statements (unaudited) – continued

	Lifetime 2045 Fund – continued
Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS International New Discovery Fund	$(66)	$—	$—	$1,003,776
MFS International Value Fund	(403)	—	—	1,757,863
MFS Mid Cap Growth Fund	(408)	—	—	2,510,099
MFS Mid Cap Value Fund	(215)	—	—	2,518,957
MFS New Discovery Fund	1,055	—	—	626,982
MFS New Discovery Value Fund	260	2,429	51	627,628
MFS Research Bond Fund	(1,091)	—	7,631	630,568
MFS Research Fund	(326)	—	—	2,008,946
MFS Research International Fund	(146)	—	—	2,007,432
MFS Value Fund	(651)	—	22,017	3,016,626
	$(21,244)	$10,700	$43,518	$25,137,661

	Lifetime 2050 Fund
Underlying Affiliated Funds	Beginning Share/Par Amount	Acquisitions Share/Par Amount	Dispositions Share/Par Amount	Ending Share/Par Amount
MFS Commodity Strategy Fund	160,901	122,001	(15,885)	267,017
MFS Emerging Markets Equity Fund	17,595	12,395	(2,447)	27,543
MFS Global Real Estate Fund	88,478	69,374	(10,724)	147,128
MFS Growth Fund	62,714	24,531	(3,771)	83,474
MFS Inflation-Adjusted Bond Fund	63,462	48,747	(5,081)	107,128
MFS Institutional Money Market Portfolio	6	10,674,886	(10,468,209)	206,683
MFS International Growth Fund	77,091	41,129	(5,426)	112,794
MFS International New Discovery Fund	43,766	22,110	(3,219)	62,657
MFS International Value Fund	66,162	32,985	(5,311)	93,836
MFS Mid Cap Growth Fund	255,100	100,612	(13,782)	341,930
MFS Mid Cap Value Fund	167,984	68,052	(9,134)	226,902
MFS New Discovery Fund	29,272	12,102	(2,885)	38,489
MFS New Discovery Value Fund	62,607	24,702	(4,583)	82,726
MFS Research Bond Fund	65,415	44,309	(4,352)	105,372
MFS Research Fund	73,328	31,579	(3,367)	101,540
MFS Research International Fund	142,267	72,907	(11,751)	203,423
MFS Value Fund	120,923	56,129	(7,412)	169,640

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Commodity Strategy Fund	$(21,797)	$—	$—	$2,261,635
MFS Emerging Markets Equity Fund	(5,528)	—	—	907,782
MFS Global Real Estate Fund	(12,162)	17,694	19,160	2,261,358
MFS Growth Fund	2,278	—		5,428,328
MFS Inflation-Adjusted Bond Fund	(5,228)	—	6,256	1,133,416
MFS Institutional Money Market Portfolio	—	—	39	206,683
MFS International Growth Fund	384	—	—	3,166,125
MFS International New Discovery Fund	381	—	—	1,809,522
MFS International Value Fund	1,015	—	—	3,166,970
MFS Mid Cap Growth Fund	1,158	—	—	4,523,733
MFS Mid Cap Value Fund	334	—	—	4,524,423
MFS New Discovery Fund	1,779	—	—	1,130,809
MFS New Discovery Value Fund	429	4,987	105	1,130,869
MFS Research Bond Fund	(1,861)	—	14,349	1,138,019
MFS Research Fund	71	—	—	3,618,875
MFS Research International Fund	1,468	—	—	3,618,898
MFS Value Fund	(98)	—	41,367	5,428,464
	$(37,377)	$22,681	$81,276	$45,455,909

Notes to Financial Statements (unaudited) – continued

	Lifetime 2055 Fund
Underlying Affiliated Funds	Beginning Share/Par Amount	Acquisitions Share/Par Amount	Dispositions Share/Par Amount	Ending Share/Par Amount
MFS Commodity Strategy Fund	6,208	9,600	(1,814)	13,994
MFS Emerging Markets Equity Fund	677	949	(181)	1,445
MFS Global Real Estate Fund	3,404	5,086	(784)	7,706
MFS Growth Fund	2,412	2,485	(520)	4,377
MFS Inflation-Adjusted Bond Fund	2,449	3,824	(650)	5,623
MFS Institutional Money Market Portfolio	1	1,063,813	(1,058,029)	5,785
MFS International Growth Fund	2,967	3,517	(573)	5,911
MFS International New Discovery Fund	1,682	1,948	(344)	3,286
MFS International Value Fund	2,549	2,902	(529)	4,922
MFS Mid Cap Growth Fund	9,814	10,182	(2,067)	17,929
MFS Mid Cap Value Fund	6,471	6,844	(1,381)	11,934
MFS New Discovery Fund	1,128	1,173	(284)	2,017
MFS New Discovery Value Fund	2,411	2,474	(547)	4,338
MFS Research Bond Fund	2,517	3,681	(668)	5,530
MFS Research Fund	2,822	3,070	(567)	5,325
MFS Research International Fund	5,478	6,302	(1,114)	10,666
MFS Value Fund	4,653	5,194	(948)	8,899

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Commodity Strategy Fund	$(1,957)	$—	$—	$118,534
MFS Emerging Markets Equity Fund	(394)	—	—	47,460
MFS Global Real Estate Fund	(424)	630	930	118,444
MFS Growth Fund	(99)	—	275	284,653
MFS Inflation-Adjusted Bond Fund	(657)	—	—	59,495
MFS Institutional Money Market Portfolio	—	—	5	5,785
MFS International Growth Fund	(53)	—	—	165,925
MFS International New Discovery Fund	(21)	—	—	94,890
MFS International Value Fund	7	—	—	166,109
MFS Mid Cap Growth Fund	(114)	—	—	237,198
MFS Mid Cap Value Fund	(76)	—	—	237,958
MFS New Discovery Fund	120	—	—	59,251
MFS New Discovery Value Fund	35	182	4	59,296
MFS Research Bond Fund	(275)	—	625	59,722
MFS Research Fund	(119)	—	—	189,796
MFS Research International Fund	(7)	—	—	189,748
MFS Value Fund	(195)	—	1,819	284,756
	$(4,229)	$812	$3,658	$2,379,020

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

MFS Lifetime Funds

MFS Lifetime Retirement Income Fund

MFS Lifetime 2010 Fund

MFS Lifetime 2020 Fund

MFS Lifetime 2030 Fund

MFS Lifetime 2040 Fund

MFS Lifetime 2050 Fund

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Funds’ investment advisory agreements with MFS. The Trustees consider matters bearing on the Funds and their advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2013 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreements for the Funds and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Funds’ investment advisory agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreements, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreements for the Funds were considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreements and other arrangements with the Funds.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Lipper Inc., an independent third party, on the investment performance of the Funds for various time periods ended December 31, 2012 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Lipper performance universe”), (ii) information provided by Lipper Inc. on the Funds’ fees and expenses and the fees and expenses of comparable funds identified by Lipper Inc. (the “Lipper expense group”), (iii) information as to whether and to what extent applicable expense waivers and reimbursements are observed for the Funds, (iv) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Funds and the MFS Funds as a whole, and compared to MFS’ institutional business, (v) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vi) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (vii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Funds and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the continuation of the investment advisory agreements was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Funds and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

MFS Lifetime Retirement Income Fund

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2012, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 3rd quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 3rd quintile for the one-year period and the 1st quintile for the five-year period ended December 31, 2012 relative to the Lipper performance universe.

Board Review of Investment Advisory Agreement – continued

MFS Lifetime 2010 Fund

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2012, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 3rd quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 4th quintile for the one-year period and the 1st quintile for the five-year period ended December 31, 2012 relative to the Lipper performance universe.

MFS Lifetime 2020 Fund

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2012, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 1st quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 2nd quintile for the one-year period and the 1st quintile for the five-year period ended December 31, 2012 relative to the Lipper performance universe.

MFS Lifetime 2030 Fund

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2012, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 1st quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 1st quintile for the one-year period and the 2nd quintile for the five-year period ended December 31, 2012 relative to the Lipper performance universe.

MFS Lifetime 2040 Fund

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2012, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 1st quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 1st quintile for the one-year period and the 2nd quintile for the five-year period ended December 31, 2012 relative to the Lipper performance universe.

MFS Lifetime 2050 Fund

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the performance of peer groups of funds for the one-year period ended December 31, 2012. The total return performance of the Fund’s Class A shares was in the 1st quintile relative to the other funds in the universe for this one-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The Fund commenced operations on September 15, 2010 and has a limited operating history and performance record; therefore, no performance data for the three- or five-year periods was available.

General

Because of the passage of time, the performance results stated above may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Funds’ performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreements, that they were satisfied with MFS’ responses and efforts relating to investment performance.

Board Review of Investment Advisory Agreement – continued

The Trustees considered that MFS does not charge any advisory fees for providing investment advisory services to the Funds, but that the Funds pay their pro rata share of the advisory fees paid by the underlying funds in which they invest (the “Underlying Funds”). The Trustees also considered that MFS currently observes an expense limitation for each Fund, which may not be changed without the Trustees’ approval.

In assessing the reasonableness of the Funds’ expenses, the Trustees considered, among other information, the total expense ratios of the Funds’ Class A shares as a percentage of average daily net assets and the total expense ratios of peer groups of funds based on information provided by Lipper Inc., noting that the Funds’ total expense ratios were expected to be relatively low because, as noted above, the Funds do not bear advisory expenses. The Trustees considered that, according to the Lipper data (which takes into account any expense limitations that were in effect during the Funds’ last fiscal year): (i) the MFS Lifetime Retirement Income Fund’s total expense ratio was approximately at the Lipper expense group median; (ii) the MFS Lifetime 2010 Fund’s total expense ratio was lower than the Lipper expense group median; (iii) the MFS Lifetime 2020 Fund’s total expense ratio was lower than the Lipper expense group median; (iv) the MFS Lifetime 2030 Fund’s total expense ratio was approximately at the Lipper expense group median; (v) the MFS Lifetime 2040 Fund’s total expense ratio was lower than the Lipper expense group median; and (vi) the MFS Lifetime 2050 Fund’s total expense ratio was lower than the Lipper expense group median. Because the Funds do not pay advisory fees, the Trustees did not consider the extent to which economies of scale would be realized due to the Funds’ growth of assets, whether fee levels reflect economies of scale for the Funds’ shareholders, or the fees paid by similar funds to other investment advisers or by similar clients of MFS.

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Funds, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Funds and other accounts and products for purposes of estimating profitability.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Funds. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Funds of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Funds by MFS and its affiliates under agreements and plans other than the investment advisory agreements, including any 12b-1 fees the Funds pay to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Funds’ or the Underlying Funds’ behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Funds were satisfactory.

The Trustees also considered benefits to MFS from the use of the Underlying Funds’ portfolio brokerage commissions, if applicable, to pay for investment research and various other factors. Additionally, the Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the Funds.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Funds’ investment advisory agreements with MFS should be continued for an additional one-year period, commencing August 1, 2013.

A discussion regarding the Board’s approval of each MFS Lifetime Fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Mutual Funds” in the “Products” section of the MFS Web site (mfs.com).

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s approval of each MFS Lifetime Fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Mutual Funds” in the “Products” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

Each fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. Each fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of each fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products” section of mfs.com.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

Each fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of each fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT US

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to any element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments of each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST XII

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President

Date: December 16, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President (Principal Executive Officer)

Date: December 16, 2013

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: December 16, 2013

*	Print name and title of each signing officer under his or her signature.